UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments - RS Emerging Growth Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 90.3%
Advertising Agencies — 1.1%
ValueClick, Inc.(1)	319,300	$7,171,478
		7,171,478
Aerospace — 3.2%
HEICO Corp.	193,480	9,550,173
Ladish Co., Inc.(1)	77,702	4,310,907
Orbital Sciences Corp.(1)	291,430	6,481,403
		20,342,483
Air Transport — 1.4%
Allegiant Travel Co.(1)	303,440	9,200,301
		9,200,301
Biotechnology Research & Production — 0.6%
Integra LifeSciences Holdings(1)	81,150	3,942,267
		3,942,267
Casinos & Gambling — 2.0%
Pinnacle Entertainment, Inc.(1)	234,630	6,388,975
Scientific Games Corp., Class A(1)	177,240	6,664,224
		13,053,199
Commercial Information Services — 0.3%
LoopNet, Inc.(1)	86,829	1,783,468
		1,783,468
Communications Technology — 6.7%
Atheros Communications(1)	280,780	8,414,977
Cbeyond, Inc.(1)	243,260	9,922,575
Ceragon Networks Ltd.(1)	281,090	5,340,710
Foundry Networks, Inc.(1)	284,580	5,056,987
j2 Global Communications, Inc.(1)	432,310	14,149,506
		42,884,755
Computer Services, Software & Systems — 9.8%
Concur Technologies, Inc.(1)	133,123	4,196,037
DealerTrack Holdings, Inc.(1)	160,208	6,709,511
DemandTec, Inc.(1)	388,410	5,301,796
Digital River, Inc.(1)	204,380	9,146,005
Equinix, Inc.(1)	100,010	8,869,887
Informatica Corp.(1)	405,580	6,367,606
Nuance Communications, Inc.(1)	574,500	11,093,595
SXC Health Solutions Corp.(1)	317,780	5,090,836
The TriZetto Group, Inc.(1)	353,200	6,184,532
		62,959,805
Computer Technology — 1.9%
Riverbed Technology, Inc.(1)	140,310	5,667,121
Synaptics, Inc.(1)	133,370	6,369,751
		12,036,872
Consumer Electronics — 2.3%
The9 Ltd., ADR(1)(2)	246,290	8,494,542
THQ, Inc.(1)	251,090	6,272,228
		14,766,770
Cosmetics — 1.0%
Bare Escentuals, Inc.(1)	266,150	6,619,151
		6,619,151
Drugs & Pharmaceuticals — 1.4%
K-V Pharmaceutical Co., Class A(1)	320,180	9,157,148
		9,157,148
Education Services — 1.3%
DeVry, Inc.	219,510	8,124,065
		8,124,065
Electronics — 0.8%
Daktronics, Inc.	195,170	5,312,527
		5,312,527
Electronics - Medical Systems — 2.6%
Hologic, Inc.(1)	109,060	6,652,660
Illumina, Inc.(1)	191,610	9,940,727
		16,593,387
Electronics - Semiconductors & Components — 7.0%
Netlogic Microsystems, Inc.(1)	277,140	10,007,525
O2Micro International Ltd., ADR(1)(2)	1,036,350	16,032,335
PLX Technology, Inc.(1)	460,760	4,976,208
Silicon Motion Technology Corp., ADR(1)(2)	385,470	8,676,930
SiRF Technology Holdings, Inc.(1)	234,540	5,007,429
		44,700,427
Energy - Miscellaneous — 1.2%
Aegean Marine Petroleum Network, Inc.	203,370	7,374,196
		7,374,196
Energy Equipment — 0.7%
JA Solar Holdings Co. Ltd., ADR(1)(2)	103,240	4,640,638
		4,640,638
Financial - Miscellaneous — 1.9%
Portfolio Recovery Associates, Inc.	135,640	7,198,415
Sotheby’s	104,910	5,013,649
		12,212,064
Financial Data Processing Services & Systems — 1.4%
Cybersource Corp.(1)	791,562	9,253,360
		9,253,360
Financial Information Services — 0.9%
FactSet Research Systems, Inc.	86,160	5,906,268
		5,906,268
Health Care Facilities — 1.5%
ICON PLC, ADR(1)(2)	90,595	4,623,063
Psychiatric Solutions, Inc.(1)	134,370	5,278,053
		9,901,116
Health Care Management Services — 3.6%
Allscripts Healthcare Solutions, Inc.(1)	303,960	8,216,039
HMS Holdings Corp.(1)	196,800	4,843,248
Phase Forward, Inc.(1)	503,624	10,077,516
		23,136,803
Health Care Services — 2.0%
Healthways, Inc.(1)	233,420	12,597,677
		12,597,677
Hotel/Motel — 1.3%
Home Inns & Hotels Management, Inc., ADR(1)(2)	248,700	8,654,760
		8,654,760
Insurance - Property & Casualty — 0.7%
PROS Holdings, Inc.(1)	361,885	4,367,952
		4,367,952
Investment Management Companies — 1.3%
Affiliated Managers Group, Inc.(1)	66,390	8,465,389
		8,465,389
Leisure Time — 1.4%
Life Time Fitness, Inc.(1)	151,120	9,269,701
		9,269,701
Machinery - Oil/Well Equipment & Services — 3.0%
Core Laboratories N.V.(1)	95,790	12,202,688

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Emerging Growth Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Machinery - Oil/Well Equipment & Services — (continued)
Dril-Quip, Inc.(1)	138,750	$6,847,313
		19,050,001
Medical & Dental Instruments & Supplies — 4.5%
Insulet Corp.(1)	15,288	332,514
Kyphon, Inc.(1)	114,660	8,026,200
Micrus Endovascular Corp.(1)	350,630	6,406,010
NuVasive, Inc.(1)	225,270	8,093,951
ResMed, Inc.(1)	73,800	3,163,806
The Spectranetics Corp.(1)	224,729	3,029,347
		29,051,828
Metal Fabricating — 1.5%
Dynamic Materials Corp.	100,230	4,800,015
Haynes International, Inc.(1)	57,128	4,877,017
		9,677,032
Metals & Minerals—Miscellaneous — 1.1%
A.M. Castle & Co.	208,070	6,783,082
		6,783,082
Miscellaneous Materials & Commodities — 0.8%
Ceradyne, Inc.(1)	67,391	5,104,194
		5,104,194
Miscellaneous Producer Durables — 1.6%
BE Aerospace, Inc.(1)	248,680	10,327,680
		10,327,680
Pollution Control & Environmental Services — 0.9%
Team, Inc.(1)	206,016	5,640,718
		5,640,718
Production Technology Equipment — 0.6%
FEI Co.(1)	129,300	4,063,899
		4,063,899
Restaurants — 0.6%
BJ’s Restaurants, Inc.(1)	178,780	3,763,319
		3,763,319
Retail — 7.1%
bebe stores, inc.	316,820	4,635,077
GSI Commerce, Inc.(1)	336,941	8,962,631
Lululemon Athletica, Inc.(1)	128,240	5,389,927
Shutterfly, Inc.(1)	188,710	6,021,736
Tween Brands, Inc.(1)	67,800	2,226,552
Volcom, Inc.(1)	247,887	10,540,155
Zumiez, Inc.(1)	173,730	7,708,400
		45,484,478
Securities Brokerage & Services — 2.5%
Investment Technology Group, Inc.(1)	219,340	9,427,233
optionsXpress Holdings, Inc.	248,890	6,505,985
		15,933,218
Services - Commercial — 1.7%
Perficient, Inc.(1)	240,080	5,250,550
Resources Connection, Inc.	234,190	5,421,498
		10,672,048
Shoes — 2.4%
Deckers Outdoor Corp.(1)	58,940	6,471,612
Iconix Brand Group, Inc.(1)	370,860	8,822,759
		15,294,371
Utilities - Telecommunications — 0.7%
Time Warner Telecom, Inc., Class A(1)	210,580	4,626,443
		4,626,443
Total Common Stocks (Cost $446,536,480)		579,900,338

	Shares	Value
Exchange-Traded Funds — 2.0%
Biotechnology Research & Production — 1.0%
PowerShares Dynamic Biotechnology & Genome Portfolio(1)	326,550	6,240,370
		6,240,370
Mutual Fund — 1.0%
iShares Nasdaq Biotechnology Index Fund	75,490	6,265,670
		6,265,670
Total Exchange-Traded Funds (Cost $12,318,520)		12,506,040

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.1%
RS Core Equity Fund, Class Y(3)	609	25,912
RS Emerging Markets Fund, Class A(3)	26	796
RS Global Natural Resources Fund, Class Y(3)	4,934	189,762
RS Growth Fund, Class Y(3)	346	6,079
RS Investors Fund, Class Y(3)	5,253	64,350
RS MidCap Opportunities Fund, Class Y(3)	2,251	38,180
RS Partners Fund, Class Y(3)	3,108	110,023
RS Smaller Company Growth Fund, Class Y(3)	1,973	45,839
RS Value Fund, Class Y(3)	62	1,797
Total Other Investments (Cost $397,334)		482,738

	Shares	Value
Short-Term Investments — 6.0%
Federated Prime Obligations Fund, Class B(4)	25,891,293	25,891,293
SSgA Prime Money Market Fund(4)	12,945,646	12,945,646
Total Short-Term Investments (Cost $38,836,939)		38,836,939

	Principal Amount	Value
Repurchase Agreements — 2.9%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $18,555,187, due 10/01/07, collateralized by $18,735,000 in U.S. Treasury Note, 5.40%, due 6/15/15, with a value of $18,922,350	$18,548,000	18,548,000
Total Repurchase Agreements (Cost $18,548,000)		18,548,000
Total Investments — 101.3% (Cost $516,637,273)		650,274,055
Other Liabilities, Net — (1.3)%		(8,301,454)
Total Net Assets — 100.0%		$641,972,601

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Money Market Fund registered under the Investment Company Act of 1940.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Growth Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 98.2%
Aerospace — 1.5%
Rockwell Collins, Inc.	40,000	$2,921,600
		2,921,600
Agriculture Fishing & Ranching — 3.5%
Bunge Ltd.	30,000	3,223,500
Monsanto Co.	45,000	3,858,300
		7,081,800
Automobiles — 1.3%
Ford Motor Co.(1)	305,000	2,589,450
		2,589,450
Banks - New York City — 1.0%
JPMorgan Chase & Co.	44,500	2,038,990
		2,038,990
Beverage - Soft Drinks — 1.3%
The Coca-Cola Co.	47,000	2,701,090
		2,701,090
Biotechnology Research & Production — 1.0%
Biogen Idec, Inc.(1)	30,000	1,989,900
		1,989,900
Casinos & Gambling — 1.7%
Las Vegas Sands Corp.(1)	25,000	3,335,500
		3,335,500
Communications Technology — 7.6%
Cisco Systems, Inc.(1)	130,000	4,304,300
Juniper Networks, Inc.(1)	62,000	2,269,820
L-3 Communications Holdings, Inc.	22,500	2,298,150
Millicom International Cellular S.A.(1)	40,000	3,356,000
Research In Motion Ltd.(1)	30,000	2,956,500
		15,184,770
Computer Services, Software & Systems — 4.2%
Adobe Systems, Inc.(1)	65,000	2,837,900
F5 Networks, Inc.(1)	75,000	2,789,250
Oracle Corp.(1)	130,000	2,814,500
		8,441,650
Computer Technology — 8.6%
EMC Corp.	190,000	3,952,000
Hewlett-Packard Co.	55,000	2,738,450
NVIDIA Corp.(1)	57,550	2,085,612
SanDisk Corp.(1)	55,000	3,030,500
Seagate Technology	100,000	2,558,000
Western Digital Corp.(1)	115,000	2,911,800
		17,276,362
Consumer Electronics — 3.5%
Activision, Inc.(1)	155,000	3,346,450
Google, Inc., Class A(1)	6,500	3,687,255
		7,033,705
Diversified Financial Services — 2.5%
American Express Co.	35,000	2,077,950
Merrill Lynch & Co., Inc.	42,400	3,022,272
		5,100,222
Diversified Production — 1.0%
Danaher Corp.	25,000	2,067,750
		2,067,750
Drug & Grocery Store Chains — 1.2%
Whole Foods Market, Inc.	48,100	2,354,976
		2,354,976
Drugs & Pharmaceuticals — 5.7%
Abbott Laboratories	50,000	2,681,000
Amylin Pharmaceuticals, Inc.(1)	85,000	4,250,000
Forest Laboratories, Inc.(1)	60,000	2,237,400
Gilead Sciences, Inc.(1)	55,000	2,247,850
		11,416,250
Electronics — 1.5%
FLIR Systems, Inc.(1)	55,000	3,046,450
		3,046,450
Electronics - Semiconductors & Components — 2.6%
Intel Corp.	100,000	2,586,000
Texas Instruments, Inc.	70,000	2,561,300
		5,147,300
Electronics - Technology — 4.6%
PerkinElmer, Inc.	112,000	3,271,520
Rockwell Automation, Inc.	42,000	2,919,420
Trimble Navigation Ltd.(1)	78,000	3,058,380
		9,249,320
Engineering & Contracting Services — 1.7%
KBR, Inc.(1)	90,000	3,489,300
		3,489,300
Entertainment — 1.5%
DreamWorks Animation SKG, Inc., Class A(1)	90,000	3,007,800
		3,007,800
Financial - Miscellaneous — 1.3%
CME Group, Inc.	4,500	2,643,075
		2,643,075
Health Care Facilities — 1.7%
Pharmaceutical Product Development, Inc.	95,000	3,366,800
		3,366,800
Health Care Services — 4.2%
CVS Caremark Corp.	62,500	2,476,875
Express Scripts, Inc.(1)	45,000	2,511,900
Healthways, Inc.(1)	62,500	3,373,125
		8,361,900
Hotel/Motel — 1.3%
Starwood Hotels & Resorts Worldwide, Inc.	44,000	2,673,000
		2,673,000
Insurance - Multi-Line — 1.2%
The Hartford Financial Services Group, Inc.	25,000	2,313,750
		2,313,750
Machinery - Agricultural — 0.9%
Deere & Co.	12,000	1,781,040
		1,781,040
Machinery - Oil/Well Equipment & Services — 3.5%
Cameron International Corp.(1)	23,000	2,122,670
Halliburton Co.	60,000	2,304,000
Weatherford International Ltd.(1)	38,000	2,552,840
		6,979,510
Metals & Minerals - Miscellaneous — 1.4%
BHP Billiton Ltd., ADR(2)	34,600	2,719,560
		2,719,560
Multi-Sector Companies — 3.2%
Honeywell International, Inc.	36,000	2,140,920
Trinity Industries, Inc.	115,000	4,317,100
		6,458,020

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Growth Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Offshore Drilling — 2.3%
ENSCO International, Inc.	35,000	$1,963,500
Transocean, Inc.(1)	23,000	2,600,150
		4,563,650
Oil - Crude Producers — 2.2%
Anadarko Petroleum Corp.	43,000	2,311,250
Western Refining, Inc.	50,000	2,029,000
		4,340,250
Production Technology Equipment — 0.9%
Varian Semiconductor Equipment Associates, Inc.(1)	35,100	1,878,552
		1,878,552
Radio & TV Broadcasters — 1.5%
Rogers Communications, Inc. Class B	65,000	2,959,450
		2,959,450
Rental & Leasing Services - Commercial — 1.5%
AerCap Holdings N.V.(1)	125,000	3,111,250
		3,111,250
Retail — 3.8%
Abercrombie & Fitch Co., Class A	30,000	2,421,000
Costco Wholesale Corp.	38,000	2,332,060
Target Corp.	44,000	2,797,080
		7,550,140
Savings & Loan — 1.3%
New York Community Bancorp, Inc.	135,000	2,571,750
		2,571,750
Services - Commercial — 1.8%
eBay, Inc.(1)	95,000	3,706,900
		3,706,900
Steel — 1.3%
Nucor Corp.	45,000	2,676,150
		2,676,150
Telecommunications Equipment — 1.6%
Nokia Oyj, ADR(2)	85,000	3,224,050
		3,224,050
Utilities - Electrical — 1.2%
Constellation Energy Group, Inc.	28,000	2,402,120
		2,402,120
Utilities - Telecommunications — 2.6%
America Movil SAB de C.V., ADR(2)	36,000	2,304,000
Clearwire Corp., Class A(1)	117,300	2,866,812
		5,170,812
Total Common Stocks (Cost $166,439,168)		196,925,914

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	90	3,834
RS Emerging Growth Fund, Class Y(3)	49	2,093
RS Emerging Markets Fund, Class A(3)	8	242
RS Global Natural Resources Fund, Class Y(3)	749	28,787
RS Investors Fund, Class Y(3)	853	10,447
RS MidCap Opportunities Fund, Class Y(3)	348	5,909
RS Partners Fund, Class Y(3)	455	16,100
RS Smaller Company Growth Fund, Class Y(3)	296	6,873
RS Value Fund, Class Y(3)	17	502
Total Other Investments (Cost $61,698)		74,787

	Shares	Value
Short-Term Investments — 2.5%
Federated Prime Obligations Fund, Class B(4)	4,959,739	4,959,739
Total Short-Term Investments (Cost $4,959,739)		4,959,739
Total Investments — 100.7% (Cost $171,460,605)		201,960,440
Other Liabilities, Net — (0.7)%		(1,313,621)
Total Net Assets — 100.0%		$200,646,819

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Money Market Fund registered under the Investment Company Act of 1940.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - The Information Age Fund®

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 98.0%
Advertising Agencies — 3.3%
ValueClick, Inc.(1)	225,100	$5,055,746
		5,055,746
Commercial Information Services — 0.3%
LoopNet, Inc.(1)	26,000	534,040
		534,040
Communications Technology — 11.4%
Atheros Communications(1)	38,570	1,155,943
Cbeyond, Inc.(1)	53,920	2,199,397
Foundry Networks, Inc.(1)	93,250	1,657,053
Harmonic, Inc.(1)	136,940	1,452,933
j2 Global Communications, Inc.(1)	31,680	1,036,886
Juniper Networks, Inc.(1)	43,530	1,593,633
Millicom International Cellular S.A.(1)	35,130	2,947,407
QUALCOMM, Inc.	38,590	1,630,813
Research In Motion Ltd.(1)	41,310	4,071,101
		17,745,166
Computer Services, Software & Systems — 20.2%
Adobe Systems, Inc.(1)	23,830	1,040,418
Akamai Technologies, Inc.(1)	40,250	1,156,383
Citrix Systems, Inc.(1)	40,700	1,641,024
Concur Technologies, Inc.(1)	98,540	3,105,981
DemandTec, Inc.(1)	112,680	1,538,082
Digital River, Inc.(1)	102,130	4,570,317
Equinix, Inc.(1)	34,600	3,068,674
F5 Networks, Inc.(1)	37,480	1,393,881
Informatica Corp.(1)	212,100	3,329,970
Microsoft Corp.	112,820	3,323,677
MicroStrategy, Inc., Class A(1)	17,840	1,415,426
Nuance Communications, Inc.(1)	178,250	3,442,007
Salesforce.com, Inc.(1)	47,300	2,427,436
		31,453,276
Computer Technology — 7.2%
Apple, Inc.(1)	26,120	4,010,465
EMC Corp.	105,920	2,203,136
Riverbed Technology, Inc.(1)	65,950	2,663,720
Synaptics, Inc.(1)	31,480	1,503,485
VMware, Inc., Class A(1)	10,430	886,550
		11,267,356
Consumer Electronics — 4.5%
The9 Ltd., ADR(1)(2)	129,600	4,469,904
THQ, Inc.(1)	98,620	2,463,528
		6,933,432
Consumer Products — 3.7%
Nintendo Co. Ltd., ADR(2)	89,380	5,796,293
		5,796,293
Electronics — 1.6%
Daktronics, Inc.	92,980	2,530,916
		2,530,916
Electronics - Semiconductors & Components — 22.0%
Broadcom Corp., Class A(1)	62,110	2,263,288
Marvell Technology Group Ltd.(1)	243,680	3,989,042
Mellanox Technologies Ltd.(1)	80,280	1,567,868
Monolithic Power Systems, Inc.(1)	81,240	2,063,496
Netlogic Microsystems, Inc.(1)	96,420	3,481,726
O2Micro International Ltd., ADR(1)(2)	887,350	13,727,304
PLX Technology, Inc.(1)	196,832	2,125,786
Silicon Motion Technology Corp., ADR(1)(2)	149,470	3,364,570
SiRF Technology Holdings, Inc.(1)	78,480	1,675,548
		34,258,628
Energy Equipment — 0.9%
JA Solar Holdings Co. Ltd., ADR(1)(2)	32,600	1,465,370
		1,465,370
Health Care Services — 1.2%
WebMD Health Corp., Class A(1)	36,730	1,913,633
		1,913,633
Insurance - Property & Casualty — 1.3%
PROS Holdings, Inc.(1)	173,480	2,093,904
		2,093,904
Internet Software & Services — 6.9%
Google, Inc., Class A(1)	13,000	7,374,510
Yahoo! Inc.(1)	126,518	3,395,743
		10,770,253
Production Technology Equipment — 0.6%
FEI Co.(1)	30,500	958,615
		958,615
Retail — 6.5%
Blue Nile, Inc.(1)	15,370	1,446,624
GSI Commerce, Inc.(1)	186,019	4,948,106
Priceline.com, Inc.(1)	18,400	1,633,000
Shutterfly, Inc.(1)	63,080	2,012,883
		10,040,613
Services - Commercial — 4.5%
Ctrip.com International Ltd., ADR(2)	48,980	2,537,164
Dice Holdings, Inc.(1)	110,450	1,135,426
eBay, Inc.(1)	42,150	1,644,693
Expedia, Inc.(1)	51,100	1,629,068
		6,946,351
Utilities - Telecommunications — 1.9%
NII Holdings, Inc.(1)	35,470	2,913,860
		2,913,860
Total Common Stocks (Cost $115,393,099)		152,677,452

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	84	3,585
RS Emerging Growth Fund, Class Y(3)	31	1,308
RS Emerging Markets Fund, Class A(3)	5	154
RS Global Natural Resources Fund, Class Y(3)	691	26,566
RS Growth Fund, Class Y(3)	67	1,171
RS Investors Fund, Class Y(3)	764	9,361
RS MidCap Opportunities Fund, Class Y(3)	291	4,939
RS Partners Fund, Class Y(3)	480	17,007
RS Smaller Company Growth Fund, Class Y(3)	275	6,387
RS Value Fund, Class Y(3)	12	348
Total Other Investments (Cost $59,356)		70,826

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - The Information Age Fund® (continued)

September 30, 2007 (unaudited)	Shares	Value
Short-Term Investments — 2.2%
Federated Prime Obligations Fund, Class B(4)	3,405,670	$3,405,670
Total Short-Term Investments (Cost $3,405,670)		3,405,670
Total Investments — 100.2% (Cost $118,858,125)		156,153,948
Other Liabilities, Net — (0.2)%		(377,442)
Total Net Assets — 100.0%		$155,776,506

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Money Market Fund registered under the Investment Company Act of 1940.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS MidCap Opportunities Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 99.4%
Advertising Agencies — 1.2%
ValueClick, Inc.(1)	160,000	$3,593,600
		3,593,600
Aerospace — 2.5%
Precision Castparts Corp.	32,000	4,735,360
Spirit AeroSystems Holdings, Inc., Class A(1)	72,000	2,803,680
		7,539,040
Banks - Outside New York City — 1.1%
Northern Trust Corp.	49,000	3,247,230
		3,247,230
Beverage - Soft Drinks — 1.5%
Hansen Natural Corp.(1)	82,500	4,676,100
		4,676,100
Biotechnology Research & Production — 2.6%
Celgene Corp.(1)	65,000	4,635,150
Cephalon, Inc.(1)	43,000	3,141,580
		7,776,730
Casinos & Gambling — 1.4%
Bally Technologies, Inc.(1)	115,000	4,074,450
		4,074,450
Chemicals — 1.7%
CF Industries Holdings, Inc.	65,600	4,979,696
		4,979,696
Communications Technology — 10.2%
Atheros Communications(1)	140,000	4,195,800
Brocade Communications Systems, Inc.(1)	660,000	5,649,600
CommScope, Inc.(1)	55,000	2,763,200
Foundry Networks, Inc.(1)	200,000	3,554,000
Harris Corp.	66,000	3,814,140
Juniper Networks, Inc.(1)	92,000	3,368,120
L-3 Communications Holdings, Inc.	33,000	3,370,620
SBA Communications Corp., Class A(1)	114,500	4,039,560
		30,755,040
Computer Services, Software & Systems — 5.9%
Citrix Systems, Inc.(1)	105,000	4,233,600
F5 Networks, Inc.(1)	100,000	3,719,000
National Instruments Corp.	86,000	2,952,380
Synchronoss Technologies, Inc.(1)	70,000	2,944,200
VeriFone Holdings, Inc.(1)	93,000	4,122,690
		17,971,870
Computer Technology — 3.9%
NVIDIA Corp.(1)	88,000	3,189,120
SanDisk Corp.(1)	75,000	4,132,500
Western Digital Corp.(1)	180,000	4,557,600
		11,879,220
Construction — 1.4%
Chicago Bridge & Iron Co. N.V., ADR(2)	100,000	4,306,000
		4,306,000
Consumer Electronics — 1.4%
THQ, Inc.(1)	170,000	4,246,600
		4,246,600
Diversified Financial Services — 1.2%
Nasdaq Stock Market, Inc.(1)	100,000	3,768,000
		3,768,000
Drug & Grocery Store Chains — 0.9%
Whole Foods Market, Inc.	52,700	2,580,192
		2,580,192
Drugs & Pharmaceuticals — 3.8%
Allergan, Inc.	50,000	3,223,500
Amylin Pharmaceuticals, Inc.(1)	105,000	5,250,000
Forest Laboratories, Inc.(1)	80,000	2,983,200
		11,456,700
Education Services — 1.0%
Apollo Group, Inc., Class A(1)	52,000	3,127,800
		3,127,800
Electrical Equipment & Components — 1.2%
AMETEK, Inc.	85,000	3,673,700
		3,673,700
Electronics — 2.5%
Amphenol Corp., Class A	100,000	3,976,000
FLIR Systems, Inc.(1)	65,000	3,600,350
		7,576,350
Electronics - Medical Systems — 3.5%
Hologic, Inc.(1)	72,500	4,422,500
Illumina, Inc.(1)	61,000	3,164,680
Intuitive Surgical, Inc.(1)	13,500	3,105,000
		10,692,180
Electronics - Semiconductors & Components — 3.4%
FormFactor, Inc.(1)	80,000	3,549,600
ON Semiconductor Corp.(1)	280,000	3,516,800
SunPower Corp., Class A(1)	38,000	3,147,160
		10,213,560
Electronics - Technology — 2.4%
Cogent, Inc.(1)	160,000	2,508,800
Trimble Navigation Ltd.(1)	118,000	4,626,780
		7,135,580
Engineering & Contracting Services — 1.4%
URS Corp.(1)	77,000	4,346,650
		4,346,650
Financial - Miscellaneous — 1.1%
CME Group, Inc.	5,500	3,230,425
		3,230,425
Financial Data Processing Services & Systems — 1.4%
MasterCard, Inc., Class A	28,500	4,217,145
		4,217,145
Financial Information Services — 1.8%
FactSet Research Systems, Inc.	80,000	5,484,000
		5,484,000
Health Care Facilities — 4.3%
Kinetic Concepts, Inc.(1)	75,000	4,221,000
Pharmaceutical Product Development, Inc.	135,000	4,784,400
Psychiatric Solutions, Inc.(1)	100,000	3,928,000
		12,933,400
Health Care Management Services — 0.9%
Cerner Corp.(1)	46,000	2,751,260
		2,751,260
Health Care Services — 2.2%
Express Scripts, Inc.(1)	64,000	3,572,480
Stericycle, Inc.(1)	55,000	3,143,800
		6,716,280

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS MidCap Opportunities Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Investment Management Companies — 1.2%
T. Rowe Price Group, Inc.	66,000	$3,675,540
		3,675,540
Machinery - Agricultural — 0.6%
CNH Global N.V.	30,470	1,850,748
		1,850,748
Machinery - Construction & Handling — 1.5%
Terex Corp.(1)	49,500	4,406,490
		4,406,490
Machinery - Oil/Well Equipment & Services — 3.0%
Cameron International Corp.(1)	28,000	2,584,120
Superior Energy Services, Inc.(1)	85,000	3,012,400
Weatherford International Ltd.(1)	50,000	3,359,000
		8,955,520
Medical & Dental Instruments & Supplies — 2.3%
St. Jude Medical, Inc.(1)	80,000	3,525,600
Thermo Fisher Scientific, Inc.(1)	60,000	3,463,200
		6,988,800
Metal Fabricating — 4.3%
Commercial Metals Co.	120,000	3,798,000
Quanex Corp.	135,000	6,342,300
Valmont Industries, Inc.	34,000	2,884,900
		13,025,200
Milling - Fruit & Grain Processing — 1.2%
Corn Products International, Inc.	80,000	3,669,600
		3,669,600
Offshore Drilling — 1.3%
GlobalSantaFe Corp.	52,500	3,991,050
		3,991,050
Production Technology Equipment — 1.0%
Varian Semiconductor Equipment Associates, Inc.(1)	54,100	2,895,432
		2,895,432
Rental & Leasing Services—Commercial — 1.8%
AerCap Holdings N.V.(1)	220,000	5,475,800
		5,475,800
Retail — 2.6%
Abercrombie & Fitch Co., Class A	47,000	3,792,900
The Men’s Wearhouse, Inc.	80,000	4,041,600
		7,834,500
Savings & Loan — 0.9%
New York Community Bancorp, Inc.	150,000	2,857,500
		2,857,500
Services - Commercial — 2.3%
FTI Consulting, Inc.(1)	77,000	3,873,870
NutriSystem, Inc.(1)	65,000	3,047,850
		6,921,720
Shipping — 1.2%
Kirby Corp.(1)	85,000	3,751,900
		3,751,900
Steel — 1.1%
Allegheny Technologies, Inc.	29,000	3,188,550
		3,188,550
Textile - Apparel Manufacturers — 1.4%
Guess?, Inc.	87,000	4,265,610
		4,265,610
Utilities - Gas Pipelines — 1.2%
El Paso Corp.	220,000	3,733,400
		3,733,400
Utilities - Telecommunications — 2.7%
Clearwire Corp., Class A(1)	178,000	4,350,320
NeuStar, Inc., Class A(1)	110,000	3,771,900
		8,122,220
Total Common Stocks (Cost $258,633,654)		300,558,378

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	66	2,803
RS Emerging Growth Fund, Class Y(3)	51	2,154
RS Emerging Markets Fund, Class A(3)	13	371
RS Global Natural Resources Fund, Class Y(3)	575	22,109
RS Growth Fund, Class Y(3)	125	2,193
RS Investors Fund, Class Y(3)	734	8,992
RS Partners Fund, Class Y(3)	327	11,585
RS Smaller Company Growth Fund, Class Y(3)	222	5,156
RS Value Fund, Class Y(3)	25	733
Total Other Investments (Cost $47,802)		56,096

	Shares	Value
Short-Term Investments — 1.1%
Federated Prime Obligations Fund, Class B(4)	3,435,980	3,435,980
Total Short-Term Investments (Cost $3,435,980)		3,435,980
Total Investments — 100.5% (Cost $262,117,436)		304,050,454
Other Liabilities, Net — (0.5)%		(1,456,626)
Total Net Assets — 100.0%		$302,593,828

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Money Market Fund registered under the Investment Company Act of 1940.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Select Growth Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 91.2%
Advertising Agencies — 0.6%
ValueClick, Inc.(1)	43,670	$980,828
		980,828
Aerospace — 1.8%
HEICO Corp.	62,280	3,074,141
		3,074,141
Air Transport — 2.3%
Allegiant Travel Co.(1)	125,980	3,819,714
		3,819,714
Casinos & Gambling — 4.4%
Pinnacle Entertainment, Inc.(1)	118,270	3,220,492
Scientific Games Corp., Class A(1)	110,560	4,157,056
		7,377,548
Commercial Information Services — 0.5%
LoopNet, Inc.(1)	37,200	764,088
		764,088
Communications Technology — 6.7%
Atheros Communications(1)	97,100	2,910,087
Cbeyond, Inc.(1)	76,890	3,136,343
Foundry Networks, Inc.(1)	74,580	1,325,287
j2 Global Communications, Inc.(1)	117,410	3,842,829
		11,214,546
Computer Services, Software & Systems — 11.5%
DealerTrack Holdings, Inc.(1)	73,970	3,097,864
Digital River, Inc.(1)	98,590	4,411,902
Equinix, Inc.(1)	26,130	2,317,470
Informatica Corp.(1)	160,410	2,518,437
Nuance Communications, Inc.(1)	265,350	5,123,908
The TriZetto Group, Inc.(1)	96,770	1,694,443
		19,164,024
Computer Technology — 1.9%
Riverbed Technology, Inc.(1)	37,140	1,500,085
Synaptics, Inc.(1)	35,040	1,673,510
		3,173,595
Construction — 1.7%
Chicago Bridge & Iron Co. N.V., ADR(2)	67,500	2,906,550
		2,906,550
Consumer Electronics — 2.0%
The9 Ltd., ADR(1)(2)	98,180	3,386,228
		3,386,228
Cosmetics — 1.4%
Bare Escentuals, Inc.(1)	95,320	2,370,608
		2,370,608
Drugs & Pharmaceuticals — 1.8%
K-V Pharmaceutical Co., Class A(1)	107,180	3,065,348
		3,065,348
Electronics — 1.8%
Daktronics, Inc.	110,350	3,003,727
		3,003,727
Electronics - Medical Systems — 1.8%
Illumina, Inc.(1)	57,860	3,001,777
		3,001,777
Electronics - Semiconductors & Components — 6.2%
Netlogic Microsystems, Inc.(1)	72,390	2,614,003
O2Micro International Ltd., ADR(1)(2)	352,577	5,454,366
Silicon Motion Technology Corp., ADR(1)(2)	101,270	2,279,588
		10,347,957
Financial - Miscellaneous — 1.6%
Portfolio Recovery Associates, Inc.	49,636	2,634,183
		2,634,183
Financial Data Processing Services & Systems — 2.1%
Cybersource Corp.(1)	300,080	3,507,935
		3,507,935
Financial Information Services — 0.7%
FactSet Research Systems, Inc.	17,590	1,205,795
		1,205,795
Health Care Management Services — 1.2%
Phase Forward, Inc.(1)	103,410	2,069,234
		2,069,234
Health Care Services — 4.0%
Healthways, Inc.(1)	122,560	6,614,563
		6,614,563
Hotel/Motel — 0.2%
Home Inns & Hotels Management, Inc., ADR(1)(2)	8,400	292,320
		292,320
Investment Management Companies — 1.5%
Affiliated Managers Group, Inc.(1)	19,940	2,542,549
		2,542,549
Leisure Time — 2.5%
Life Time Fitness, Inc.(1)	69,420	4,258,223
		4,258,223
Machinery - Oil/Well Equipment & Services — 7.6%
Core Laboratories N.V.(1)	31,370	3,996,224
Dril-Quip, Inc.(1)	93,880	4,632,978
Superior Energy Services, Inc.(1)	113,100	4,008,264
		12,637,466
Medical & Dental Instruments & Supplies — 2.2%
Kyphon, Inc.(1)	39,450	2,761,500
ResMed, Inc.(1)	19,400	831,678
		3,593,178
Metal Fabricating — 1.5%
Dynamic Materials Corp.	53,910	2,581,750
		2,581,750
Miscellaneous Materials & Commodities — 0.9%
Ceradyne, Inc.(1)	20,267	1,535,023
		1,535,023
Miscellaneous Producer Durables — 2.5%
BE Aerospace, Inc.(1)	102,140	4,241,874
		4,241,874
Offshore Drilling — 1.8%
Atwood Oceanics, Inc.(1)	39,470	3,021,823
		3,021,823
Retail — 2.9%
Volcom, Inc.(1)	57,100	2,427,892
Zumiez, Inc.(1)	52,750	2,340,518
		4,768,410
Securities Brokerage & Services — 2.1%
Investment Technology Group, Inc.(1)	81,780	3,514,904
		3,514,904

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Select Growth Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Services - Commercial — 2.9%
FTI Consulting, Inc.(1)	61,960	$3,117,208
Perficient, Inc.(1)	81,130	1,774,313
		4,891,521
Shoes — 4.8%
Deckers Outdoor Corp.(1)	26,860	2,949,228
Iconix Brand Group, Inc.(1)	210,320	5,003,513
		7,952,741
Utilities - Telecommunications — 1.8%
Time Warner Telecom, Inc., Class A(1)	136,220	2,992,753
		2,992,753
Total Common Stocks (Cost $123,916,174)		152,506,924

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.1%
RS Core Equity Fund, Class Y(3)	305	12,993
RS Emerging Growth Fund, Class Y(3)	93	3,947
RS Emerging Markets Fund, Class A(3)	7	214
RS Global Natural Resources Fund, Class Y(3)	2,452	94,290
RS Growth Fund, Class Y(3)	113	1,984
RS Investors Fund, Class Y(3)	2,519	30,854
RS MidCap Opportunities Fund, Class Y(3)	1,035	17,545
RS Partners Fund, Class Y(3)	1,706	60,404
RS Smaller Company Growth Fund, Class Y(3)	987	22,934
RS Value Fund, Class Y(3)	18	520
Total Other Investments (Cost $202,049)		245,685

	Shares	Value
Short-Term Investments — 6.0%
Federated Prime Obligations Fund, Class B(4)	6,736,385	6,736,385
SSgA Prime Money Market Fund(4)	3,368,192	3,368,192
Total Short-Term Investments (Cost $10,104,577)		10,104,577

	Principal Amount	Value
Repurchase Agreements — 5.3%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $8,795,407, due 10/1/07, collateralized by $8,880,000 in FNMA, 5.40%, due 6/15/15, with a value of $8,968,800	$8,792,000	8,792,000
Total Repurchase Agreements (Cost $8,792,000)		8,792,000
Total Investments — 102.6% (Cost $143,014,800)		171,649,186
Other Liabilities, Net — (2.6)%		(4,342,267)
Total Net Assets — 100.0%		$167,306,919

(1)	Non income-producing security.

(2)	ADR—American Depository Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Money Market Fund registered under the Investment Company Act of 1940.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Smaller Company Growth Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 92.7%
Advertising Agencies — 2.8%
DG Fastchannel, Inc.(1)	202,045	$4,764,221
ValueClick, Inc.(1)	155,070	3,482,872
		8,247,093
Aerospace — 3.2%
HEICO Corp.	88,430	4,364,905
Ladish Co., Inc.(1)	35,865	1,989,790
Orbital Sciences Corp.(1)	133,860	2,977,047
		9,331,742
Air Transport — 1.5%
Allegiant Travel Co.(1)	149,220	4,524,350
		4,524,350
Auto Parts - Original Equipment — 0.8%
Amerigon, Inc.(1)	136,740	2,366,969
		2,366,969
Biotechnology Research & Production — 1.0%
Integra LifeSciences Holdings(1)	60,420	2,935,204
		2,935,204
Casinos & Gambling — 3.1%
Century Casinos, Inc.(1)	311,403	1,898,001
Scientific Games Corp., Class A(1)	189,190	7,113,544
		9,011,545
Commercial Information Services — 0.6%
LoopNet, Inc.(1)	89,050	1,829,087
		1,829,087
Communications Technology — 5.4%
Aruba Networks, Inc.(1)	79,100	1,582,000
Atheros Communications(1)	104,660	3,136,660
Cbeyond, Inc.(1)	126,174	5,146,637
j2 Global Communications, Inc.(1)	180,520	5,908,420
		15,773,717
Computer Services, Software & Systems — 9.2%
Concur Technologies, Inc.(1)	72,540	2,286,461
DealerTrack Holdings, Inc.(1)	79,190	3,316,477
Digital River, Inc.(1)	84,550	3,783,612
Equinix, Inc.(1)	48,665	4,316,099
NaviSite, Inc.(1)	398,579	3,503,509
Nuance Communications, Inc.(1)	204,570	3,950,247
SXC Health Solutions Corp.(1)	141,787	2,271,428
The TriZetto Group, Inc.(1)	210,070	3,678,326
		27,106,159
Computer Technology — 1.0%
Synaptics, Inc.(1)	61,640	2,943,926
		2,943,926
Construction — 1.0%
Granite Construction, Inc.	56,010	2,969,650
		2,969,650
Consumer Electronics — 2.4%
The9 Ltd., ADR(1)(2)	109,210	3,766,653
THQ, Inc.(1)	127,810	3,192,694
		6,959,347
Cosmetics — 0.8%
Bare Escentuals, Inc.(1)	93,100	2,315,397
		2,315,397
Drugs & Pharmaceuticals — 1.9%
K-V Pharmaceutical Co., Class A(1)	193,960	5,547,256
		5,547,256
Education Services — 1.6%
DeVry, Inc.	129,220	4,782,432
		4,782,432
Electronics - Semiconductors & Components — 2.7%
Mellanox Technologies Ltd.(1)	158,230	3,090,232
O2Micro International Ltd., ADR(1)(2)	52,612	813,908
Silicon Motion Technology Corp., ADR(1)(2)	179,600	4,042,796
		7,946,936
Financial - Miscellaneous — 1.1%
Portfolio Recovery Associates, Inc.	62,540	3,318,998
		3,318,998
Financial Data Processing Services & Systems — 4.2%
Advent Software, Inc.(1)	67,990	3,193,490
Cybersource Corp.(1)	499,495	5,839,097
Online Resources Corp.(1)	270,650	3,421,016
		12,453,603
Health Care Management Services — 3.4%
HMS Holdings Corp.(1)	92,860	2,285,285
Pediatrix Medical Group, Inc.(1)	69,180	4,525,755
Phase Forward, Inc.(1)	160,690	3,215,407
		10,026,447
Health Care Services — 2.4%
Healthways, Inc.(1)	88,650	4,784,440
NovaMed, Inc.(1)	516,570	2,247,080
		7,031,520
Hotel/Motel — 1.3%
Home Inns & Hotels Management, Inc., ADR(1)(2)	111,300	3,873,240
		3,873,240
Insurance - Multi-Line — 1.0%
eHealth, Inc.(1)	29,300	811,610
Security Capital Assurance Ltd.	96,560	2,205,430
		3,017,040
Insurance - Property & Casualty — 2.0%
AmTrust Financial Services, Inc.	203,790	3,091,494
PROS Holdings, Inc.(1)	217,340	2,623,294
		5,714,788
Leisure Time — 1.3%
Life Time Fitness, Inc.(1)	60,260	3,696,348
		3,696,348
Machinery - Oil/Well Equipment & Services — 5.6%
Core Laboratories N.V.(1)	39,090	4,979,675
Dril-Quip, Inc.(1)	66,350	3,274,373
Oil States International, Inc.(1)	98,330	4,749,339
Superior Energy Services, Inc.(1)	100,200	3,551,088
		16,554,475
Machinery - Specialty — 1.0%
Flow International Corp.(1)	327,451	2,888,118
		2,888,118
Medical & Dental Instruments & Supplies — 8.0%
Insulet Corp.(1)	21,800	474,150
LeMaitre Vascular, Inc.(1)	513,327	3,870,486
Micrus Endovascular Corp.(1)	235,400	4,300,758
NuVasive, Inc.(1)	108,940	3,914,214

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Smaller Company Growth Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Medical & Dental Instruments & Supplies — (continued)
PolyMedica Corp.	69,213	$3,635,067
ResMed, Inc.(1)	70,890	3,039,054
The Spectranetics Corp.(1)	324,082	4,368,625
		23,602,354
Metal Fabricating — 1.7%
Dynamic Materials Corp.	56,747	2,717,614
Haynes International, Inc.(1)	26,770	2,285,355
		5,002,969
Metals & Minerals - Miscellaneous — 1.0%
A.M. Castle & Co.	90,280	2,943,128
		2,943,128
Miscellaneous Materials & Commodities — 0.8%
Ceradyne, Inc.(1)	30,769	2,330,444
		2,330,444
Miscellaneous Producer Durables — 1.9%
BE Aerospace, Inc.(1)	134,510	5,586,200
		5,586,200
Pollution Control & Environmental Services — 2.1%
SunOpta, Inc.(1)	188,714	2,734,466
Team, Inc.(1)	120,180	3,290,528
		6,024,994
Real Estate Investment Trusts — 0.5%
KKR Financial Holdings LLC	83,948	1,414,524
		1,414,524
Retail — 3.3%
Jos. A. Bank Clothiers, Inc.(1)	77,871	2,602,449
Tween Brands, Inc.(1)	82,580	2,711,927
Volcom, Inc.(1)	104,234	4,432,030
		9,746,406
Securities Brokerage & Services — 2.6%
Investment Technology Group, Inc.(1)	103,880	4,464,763
optionsXpress Holdings, Inc.	116,380	3,042,173
		7,506,936
Services - Commercial — 6.8%
Barrett Business Services, Inc.	147,200	3,507,776
FirstService Corp.(1)	78,729	2,446,897
NutriSystem, Inc.(1)	122,780	5,757,154
Perficient, Inc.(1)	110,010	2,405,919
Rollins, Inc.	113,046	3,017,198
Steiner Leisure Ltd.(1)	64,950	2,818,830
		19,953,774
Shoes — 1.7%
Iconix Brand Group, Inc.(1)	204,246	4,859,012
		4,859,012
Total Common Stocks (Cost $219,795,290)		272,136,128

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	77	3,255
RS Emerging Growth Fund, Class Y(3)	53	2,263
RS Emerging Markets Fund, Class A(3)	12	372
RS Global Natural Resources Fund, Class Y(3)	662	25,472
RS Growth Fund, Class Y(3)	136	2,390
RS Investors Fund, Class Y(3)	838	10,263
RS MidCap Opportunities Fund, Class Y(3)	311	5,275
RS Partners Fund, Class Y(3)	392	13,866
RS Value Fund, Class Y(3)	27	774
Total Other Investments (Cost $55,811)		63,930

	Shares	Value
Short-Term Investments — 6.1%
Federated Prime Obligations Fund, Class B(4)	11,882,250	11,882,250
SSgA Prime Money Market Fund(4)	5,875,340	5,875,340
Total Short-Term Investments (Cost $17,757,590)		17,757,590
Total Investments — 98.8% (Cost $237,608,691)		289,957,648
Other Assets, Net — 1.2%		3,549,929
Total Net Assets — 100.0%		$293,507,577

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Money Market Fund registered under the Investment Company Act of 1940.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Value Fund

September 30, 2007 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 84.5%
Cable Television Services — 3.9%
Liberty Global, Inc., Class A(1)		791,490	$32,466,920
Liberty Global, Inc., Series C(1)		1,976,579	76,414,544
			108,881,464
Casinos & Gambling — 3.3%
Scientific Games Corp., Class A(1)		2,425,941	91,215,381
			91,215,381
Chemicals — 1.9%
Eastman Chemical Co.		794,770	53,035,002
			53,035,002
Coal — 3.0%
Peabody Energy Corp.		1,717,620	82,222,469
			82,222,469
Communications Technology — 3.0%
Comverse Technology, Inc.(1)		4,177,620	82,716,876
			82,716,876
Computer Services, Software & Systems — 2.8%
BEA Systems, Inc.(1)		5,549,508	76,971,676
			76,971,676
Diversified Financial Services — 2.7%
Ameriprise Financial, Inc.		839,460	52,978,321
Marsh & McLennan Cos., Inc.		838,120	21,372,060
			74,350,381
Drugs & Pharmaceuticals — 1.5%
Warner Chilcott Ltd.(1)		2,410,750	42,839,027
			42,839,027
Education Services — 2.1%
Career Education Corp.(1)		2,062,493	57,729,179
			57,729,179
Electronics - Semiconductors & Components — 4.5%
Atmel Corp.(1)		10,759,689	55,519,995
LSI Corp.(1)		9,158,809	67,958,363
			123,478,358
Financial - Miscellaneous — 2.5%
Brookfield Asset Management, Inc., Class A	CAD	795,075	30,495,261
Fidelity National Financial, Inc., Class A		2,195,210	38,372,271
			68,867,532
Health Care Facilities — 1.9%
Sunrise Senior Living, Inc.(1)		1,476,232	52,214,326
			52,214,326
Insurance - Multi-Line — 2.2%
Assurant, Inc.		533,900	28,563,650
Genworth Financial, Inc., Class A		1,060,480	32,588,550
			61,152,200
Investment Management Companies — 3.4%
Federated Investors, Inc., Class B		1,163,140	46,176,658
Invesco PLC, ADR(2)		1,802,600	49,210,980
			95,387,638
Medical Services — 1.8%
Magellan Health Services, Inc.(1)		1,218,470	49,445,513
			49,445,513
Metals & Minerals - Miscellaneous — 0.2%
Ivanhoe Nickel & Platinum Ltd.(1)(3)(4)		698,422	4,539,743
			4,539,743
Miscellaneous Equipment — 2.4%
W.W. Grainger, Inc.		735,510	67,071,157
			67,071,157
Oil - Crude Producers — 4.8%
Denbury Resources, Inc.(1)		985,995	44,064,116
Talisman Energy, Inc.	CAD	4,529,500	88,936,948
			133,001,064
Radio & TV Broadcasters — 1.8%
Grupo Televisa S.A., ADR(2)		2,074,200	50,133,414
			50,133,414
Real Estate — 1.7%
MI Developments, Inc., Class A		1,424,620	47,169,168
			47,169,168
Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.		548,519	52,800,439
Post Properties, Inc.		603,100	23,339,970
			76,140,409
Rental & Leasing Services—Consumer — 2.0%
WESCO International, Inc.(1)		1,295,540	55,630,488
			55,630,488
Retail — 6.9%
Advance Auto Parts, Inc.		2,407,760	80,804,426
Limited Brands, Inc.		3,372,600	77,198,814
Ross Stores, Inc.		1,239,763	31,787,523
			189,790,763
Savings & Loan — 1.5%
People’s United Financial, Inc.		2,374,088	41,024,241
			41,024,241
Services - Commercial — 5.6%
Convergys Corp.(1)		3,794,469	65,871,982
Corrections Corp. of America(1)		3,367,640	88,131,139
			154,003,121
Steel — 3.2%
Allegheny Technologies, Inc.		815,100	89,620,245
			89,620,245
Utilities - Cable TV & Radio — 2.0%
Comcast Corp., Class A(1)		2,280,805	55,149,865
			55,149,865
Utilities - Electrical — 4.9%
Duke Energy Corp.		3,609,910	67,469,218
PPL Corp.		1,478,700	68,463,810
			135,933,028
Utilities - Gas Distributors — 4.3%
Questar Corp.		750,868	39,443,096
Spectra Energy Corp.		3,221,951	78,873,360
			118,316,456
Total Common Stocks (Cost $2,039,886,299)			2,338,030,184

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Value Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Depositary Securities — 4.9%
Diversified Financial Services — 2.7%
KKR Private Equity Investors, L.P. 144A(5)(6)	3,762,700	$73,372,650
		73,372,650
Investment Management Companies — 2.2%
AP Alternative Assets, L.P. 144A(5)(6)	3,567,550	60,644,954
		60,644,954
Total Depositary Securities (Cost $161,292,490)		134,017,604

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(7)	235	10,023
RS Emerging Growth Fund, Class Y(7)	330	14,013
RS Emerging Markets Fund, Class A(7)	114	3,440
RS Global Natural Resources Fund, Class Y(7)	2,312	88,903
RS Growth Fund, Class Y(7)	970	17,033
RS Investors Fund, Class Y(7)	3,590	43,981
RS MidCap Opportunities Fund, Class Y(7)	1,225	20,774
RS Partners Fund, Class Y(7)	1,073	37,977
RS Smaller Company Growth Fund, Class Y(7)	843	19,572
Total Other Investments (Cost $230,546)		255,716

	Shares	Value
Short-Term Investments — 6.0%
Federated Prime Obligations Fund, Class B(8)	111,228,331	111,228,331
SSgA Prime Money Market Fund(8)	55,495,798	55,495,798
Total Short-Term Investments (Cost $166,724,129)		166,724,129

September 30, 2007 (unaudited)	Principal Amount	Value
Repurchase Agreements — 4.6%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $128,268,685, due 10/01/07, collateralized by $127,595,000 in FNMA, 4.01%, due 4/20/12, with a value of $130,784,875	$128,219,000	$128,219,000
Total Repurchase Agreements (Cost $128,219,000)		128,219,000
Total Investments — 100.0% (Cost $2,496,352,464)		2,767,246,633
Other Liabilities, Net — 0.0%		(455,638)
Total Net Assets — 100.0%		$2,766,790,995

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Restricted security.

(4)	Fair valued security.

(5)	Restricted depositary units.

(6)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $134,017,604, representing 4.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(7)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(8)	Money Market Fund registered under the Investment Company Act of 1940.

Foreign-Denominated Security

Canadian Dollar — CAD

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Partners Fund

September 30, 2007 (unaudited)		Shares	Value
Common Stocks — 85.5%
Air Transport — 2.7%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR(1)		867,635	$24,987,888
Grupo Aeroportuario del Pacifico, S.A. de C.V., ADR(1)		463,010	25,280,346
Grupo Aeroportuario del Sureste, S.A.B. de. C.V., ADR(1)		446,690	22,164,758
			72,432,992
Aluminum — 3.0%
Century Aluminum Co.(2)		1,507,696	79,380,194
			79,380,194
Auto Parts - After Market — 1.0%
Commercial Vehicle Group, Inc.(2)(3)		2,047,101	26,264,306
			26,264,306
Banks - Outside New York City — 2.3%
Hancock Holding Co.		757,392	30,356,272
UMB Financial Corp.		702,591	30,113,050
			60,469,322
Cable Television Services — 3.3%
Liberty Global, Inc., Class A(2)		948,278	38,898,364
Liberty Global, Inc., Series C(2)		1,259,441	48,689,989
			87,588,353
Casinos & Gambling — 3.2%
Scientific Games Corp., Class A(2)		2,274,145	85,507,852
			85,507,852
Coal — 3.0%
Peabody Energy Corp.		1,653,400	79,148,258
			79,148,258
Computer Services, Software & Systems — 4.4%
ACI Worldwide, Inc.(2)(3)		2,261,700	50,548,995
Lawson Software, Inc.(2)		727,121	7,278,481
Quest Software, Inc.(2)		1,765,652	30,298,588
Solera Holdings, Inc.(2)		1,617,340	29,095,947
			117,222,011
Education Services — 3.4%
Corinthian Colleges, Inc.(2)(3)		5,726,465	91,108,058
			91,108,058
Electronics - Medical Systems — 3.1%
Advanced Medical Optics, Inc.(2)		1,166,432	35,681,155
eResearch Technology, Inc.(2)(3)		4,104,900	46,754,811
			82,435,966
Electronics - Semiconductors & Components — 0.6%
Atmel Corp.(2)		2,836,727	14,637,511
			14,637,511
Entertainment — 2.2%
Lions Gate Entertainment Corp.(2)		5,726,645	59,041,710
			59,041,710
Health Care Facilities — 2.8%
Kindred Healthcare, Inc.(2)		1,947,960	34,887,963
LCA-Vision, Inc.(3)		1,321,676	38,844,058
			73,732,021
Insurance - Multi-Line — 3.9%
Assured Guaranty Ltd.		2,201,370	59,811,223
Hanover Insurance Group, Inc.		992,870	43,874,925
			103,686,148

	Foreign Currency	Shares	Value
Insurance - Property & Casualty — 2.4%
Employers Holdings, Inc.(3)		2,867,090	$59,090,725
OneBeacon Insurance Group Ltd., Class A		225,718	4,864,223
			63,954,948
Machinery - Oil/Well Equipment & Services — 4.1%
Key Energy Services, Inc.(2)		6,449,800	109,646,600
			109,646,600
Medical Services — 2.3%
Magellan Health Services, Inc.(2)		1,468,421	59,588,524
			59,588,524
Metal Fabricating — 0.8%
Mueller Water Products, Inc.		885,120	10,966,637
Mueller Water Products, Inc., Class B		903,920	9,943,120
			20,909,757
Metals & Minerals - Miscellaneous — 1.4%
A.M. Castle & Co.(3)		1,130,750	36,862,450
			36,862,450
Publishing - Miscellaneous — 0.7%
Scholastic Corp.(2)		485,684	16,930,944
			16,930,944
Real Estate — 2.8%
MI Developments, Inc., Class A		1,826,900	60,488,659
Quadra Realty Trust, Inc.(3)		1,472,935	14,037,070
			74,525,729
Real Estate Investment Trusts — 9.0%
Annaly Capital Management, Inc.		3,770,886	60,070,214
BioMed Realty Trust, Inc.		2,113,526	50,935,976
CapLease, Inc.		1,363,260	13,973,415
KKR Financial Holdings LLC		3,953,487	66,616,256
Meruelo Maddux Properties, Inc.(2)		3,916,881	23,148,767
Post Properties, Inc.		632,620	24,482,394
			239,227,022
Rental & Leasing Services - Consumer — 2.1%
Aaron Rents, Inc.(3)		2,451,802	54,675,185
			54,675,185
Restaurants — 2.8%
Triarc Cos., Inc., Class B(3)		6,003,100	75,098,781
			75,098,781
Services - Commercial — 8.3%
Coinstar, Inc.(2)(3)		2,464,452	79,281,421
Copart, Inc.(2)		1,197,789	41,191,963
Corrections Corp. of America(2)		3,835,122	100,365,143
			220,838,527
Steel — 3.4%
Allegheny Technologies, Inc.		816,440	89,767,578
			89,767,578
Textile - Apparel Manufacturers — 2.9%
Carter’s, Inc.(2)(3)		3,903,440	77,873,628
			77,873,628
Transportation - Miscellaneous — 2.1%
Oesterreichische Post AG	EUR	1,384,600	55,712,869
			55,712,869

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Partners Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Utilities - Electrical — 1.5%
NorthWestern Corp.	1,499,345	$40,737,204
		40,737,204
Total Common Stocks (Cost $1,922,414,480)		2,269,004,448

	Shares	Value
Depositary Securities — 5.7%
Diversified Financial Services — 3.0%
KKR Private Equity Investors, L.P. 144A(4)(5)	4,067,165	79,309,718
		79,309,718
Investment Management Companies — 2.7%
AP Alternative Assets, L.P. 144A(4)(5)	4,180,500	71,064,520
		71,064,520
Total Depositary Securities (Cost $180,691,941)		150,374,238

	Principal Amount	Value
Corporate Bonds — 0.4%
Services - Commercial — 0.4%
Coinmach Service Corp. 11.00% due 12/1/2024 (3)(6)	$1,666,400	10,848,264
		10,848,264
Total Corporate Bonds (Cost $10,243,893)		10,848,264

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(7)	431	18,337
RS Emerging Growth Fund, Class Y(7)	392	16,672
RS Emerging Markets Fund, Class A(7)	119	3,581
RS Global Natural Resources Fund, Class Y(7)	3,944	151,669
RS Growth Fund, Class Y(7)	1,191	20,922
RS Investors Fund, Class Y(7)	5,522	67,642
RS MidCap Opportunities Fund, Class Y(7)	1,884	31,953
RS Smaller Company Growth Fund, Class Y(7)	1,495	34,736
RS Value Fund, Class Y(7)	241	6,981
Total Other Investments (Cost $312,799)		352,493

	Shares	Value
Short-Term Investments — 6.2%
Federated Prime Obligations Fund, Class B(8)	110,922,861	110,922,861
SSgA Prime Money Market Fund(8)	53,802,651	53,802,651
Total Short-Term Investments (Cost $164,725,512)		164,725,512

September 30, 2007 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.3%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $35,212,640, due 10/1/07, collateralized by $35,245,000 in FNMA, 5.55%, due 5/12/15, with a value of $35,905,844	$35,199,000	$35,199,000
Total Repurchase Agreements (Cost $35,199,000)		35,199,000
Total Investments — 99.1% (Cost $2,313,587,625)		2,630,503,955
Other Assets, Net — 0.9%		23,048,415
Total Net Assets — 100.0%		$2,653,552,370

(1)	ADR — American Depositary Receipt.

(2)	Non income-producing security.

(3)	Affiliated issuer. See Notes to Schedule of Investments.

(4)	Restricted depositary units.

(5)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $150,374,238, representing 5.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Fair valued security.

(7)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(8)	Money Market Fund registered under the Investment Company Act of 1940.

Foreign-Denominated Security

Euro Currency — EUR

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Investors Fund

September 30, 2007 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 88.8%
Cable Television Services — 4.1%

Liberty Global, Inc., Class A(1)		5,506	$225,856
Liberty Global, Inc., Series C(1)		47,750	1,846,015
			2,071,871
Casinos & Gambling — 6.1%
Scientific Games Corp., Class A(1)		81,780	3,074,928
			3,074,928
Chemicals — 3.0%
Eastman Chemical Co.		22,450	1,498,088
			1,498,088
Coal — 3.0%
Peabody Energy Corp.		31,200	1,493,544
			1,493,544
Communications Technology — 5.4%
Comverse Technology, Inc.(1)		138,200	2,736,360
			2,736,360
Computer Services, Software & Systems — 6.5%
ACI Worldwide, Inc.(1)		61,600	1,376,760
BEA Systems, Inc.(1)		138,590	1,922,243
			3,299,003
Education Services — 2.8%
Corinthian Colleges, Inc.(1)		87,560	1,393,080
			1,393,080
Electronics – Semiconductors & Components — 3.5%
LSI Corp.(1)		236,960	1,758,243
			1,758,243
Insurance – Multi-Line — 1.6%
Hanover Insurance Group, Inc.		17,840	788,350
			788,350
Insurance – Property & Casualty — 1.9%
Employers Holdings, Inc.		46,560	959,602
			959,602
Investment Management Companies — 3.6%
Invesco PLC, ADR(2)		67,600	1,845,480
			1,845,480
Machinery – Oil/Well Equipment & Services — 5.0%
Key Energy Services, Inc.(1)		148,230	2,519,910
			2,519,910
Oil – Crude Producers — 6.8%
Denbury Resources, Inc.(1)		34,600	1,546,274
Talisman Energy, Inc.	CAD	95,800	1,881,038
			3,427,312
Radio & TV Broadcasters — 2.3%
Grupo Televisa S.A., ADR(2)		47,400	1,145,658
			1,145,658
Real Estate — 2.4%
MI Developments, Inc., Class A		37,300	1,235,003
			1,235,003
Real Estate Investment Trusts — 3.6%
KKR Financial Holdings LLC		108,400	1,826,540
			1,826,540
Retail — 5.8%
Advance Auto Parts, Inc.		28,000	939,680
Limited Brands, Inc.		87,070	1,993,032
			2,932,712

September 30, 2007 (unaudited)		Shares	Value
Services - Commercial — 8.2%
Coinstar, Inc.(1)		45,200	$1,454,084
Convergys Corp.(1)		73,500	1,275,960
Corrections Corp. of America(1)		54,080	1,415,274
			4,145,318
Steel — 5.3%
Allegheny Technologies, Inc.		24,300	2,671,785
			2,671,785
Textile - Apparel Manufacturers — 4.8%
Carter’s, Inc.(1)		121,010	2,414,149
			2,414,149
Utilities - Gas Distributors — 3.1%
Spectra Energy Corp.		63,500	1,554,480
			1,554,480
Total Common Stocks (Cost $38,894,335)			44,791,416

		Shares	Value
Depositary Securities — 7.0%
Diversified Financial Services — 5.6%
KKR Private Equity Investors, L.P. 144A(3)(4)		143,900	2,806,050
			2,806,050
Investment Management Companies — 1.4%
AP Alternative Assets, L.P. 144A(3)(4)		42,400	720,760
			720,760
Total Depositary Securities (Cost $4,353,256)			3,526,810
		Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)		4	169
RS Emerging Growth Fund, Class Y(5)		9	399
RS Emerging Markets Fund, Class A(5)		3	82
RS Global Natural Resources Fund, Class Y(5)		44	1,677
RS Growth Fund, Class Y(5)		30	524
RS MidCap Opportunities Fund, Class Y(5)		29	493
RS Partners Fund, Class Y(5)		9	306
RS Smaller Company Growth Fund, Class Y(5)		15	348
RS Value Fund, Class Y(5)		6	168
Total Other Investments (Cost $3,799)			4,166

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Investors Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Short-Term Investments — 4.2%
Federated Prime Obligations Fund, Class B(6)	2,032,226	$2,032,226
SSgA Prime Money Market Fund(6)	111,157	111,157
Total Short-Term Investments (Cost $2,143,383)		2,143,383
Total Investments — 100.0% (Cost $45,394,773)		50,465,775
Other Assets, Net — 0.0%		11,253
Total Net Assets — 100.0%		$50,477,028

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Restricted depositary units.

(4)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $3,526,810, representing 7.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(6)	Money Market Fund registered under the Investment Company Act of 1940.

Foreign-Denominated Security

Canadian Dollar — CAD

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Global Natural Resources Fund

September 30, 2007 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 83.7%
Aluminum — 3.6%
Century Aluminum Co.(1)		1,424,769	$75,014,088
			75,014,088
Chemicals — 2.6%
Eastman Chemical Co.		789,900	52,710,027
			52,710,027
Coal — 8.3%
Arch Coal, Inc.		1,218,960	41,127,711
Foundation Coal Holdings, Inc.		1,098,230	43,050,616
Peabody Energy Corp.		1,845,990	88,367,541
			172,545,868
Financial - Miscellaneous — 1.1%
Brookfield Asset Management, Inc., Class A	CAD	576,775	22,122,321
			22,122,321
Gold — 5.0%
Goldcorp, Inc.	CAD	1,589,680	48,586,208
Kinross Gold Corp.(1)	CAD	3,717,621	55,540,993
			104,127,201
Insurance - Multi-Line — 0.6%
PICO Holdings, Inc.(1)		318,778	13,245,226
			13,245,226
Machinery - Oil/Well Equipment & Services — 8.7%
Key Energy Services, Inc.(1)		5,311,830	90,301,110
Noble Corp.		1,158,300	56,814,615
Schlumberger Ltd.		317,400	33,327,000
			180,442,725
Machinery - Specialty — 0.4%
Bucyrus International, Inc., Class A		100,737	7,346,749
			7,346,749
Metal Fabricating — 0.7%
Mueller Water Products, Inc.		610,000	7,557,900
Mueller Water Products, Inc., Class B		616,900	6,785,900
			14,343,800
Metals & Minerals - Miscellaneous — 9.5%
A.M. Castle & Co.		741,070	24,158,882
BHP Billiton Ltd., ADR(2)		896,800	70,488,480
Companhia Vale do Rio Doce, ADR(2)		2,992,800	101,545,704
Ivanhoe Nickel & Platinum Ltd.(1)(3)(4)		203,624	1,323,556
			197,516,622
Oil - Integrated Domestic — 2.1%
Occidental Petroleum Corp.		667,410	42,767,633
			42,767,633
Oil - Crude Producers — 17.8%
Anderson Energy Ltd.(1)	CAD	4,613,000	17,345,418
Denbury Resources, Inc.(1)		1,837,400	82,113,406
EOG Resources, Inc.		270,750	19,583,347
Newfield Exploration Co.(1)		1,195,930	57,595,989
Southwestern Energy Co.(1)		644,900	26,989,065
Talisman Energy, Inc.	CAD	5,393,500	105,901,629
XTO Energy, Inc.		979,300	60,559,912
			370,088,766
Oil - Integrated International — 5.8%
Baytex Energy Trust	CAD	991,900	20,074,345
Exxon Mobil Corp.		475,450	44,007,652
Petrobank Energy & Resources Ltd.(1)	CAD	1,478,400	56,644,874
			120,726,871
Rental & Leasing Services - Consumer — 1.3%
WESCO International, Inc.(1)		641,780	27,558,033
			27,558,033
Steel — 5.4%
Allegheny Technologies, Inc.		1,022,540	112,428,273
			112,428,273
Utilities - Electrical — 6.6%
Duke Energy Corp.		3,122,050	58,351,114
NorthWestern Corp.		631,300	17,152,421
PPL Corp.		1,314,100	60,842,830
			136,346,365
Utilities - Gas Distributors — 4.2%
Questar Corp.		539,800	28,355,694
Spectra Energy Corp.		2,383,100	58,338,288
			86,693,982
Total Common Stocks (Cost $1,228,483,900)			1,736,024,550

		Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)		208	8,861
RS Emerging Growth Fund, Class Y(5)		264	11,221
RS Emerging Markets Fund, Class A(5)		78	2,350
RS Growth Fund, Class Y(5)		855	15,021
RS Investors Fund, Class Y(5)		3,236	39,641
RS MidCap Opportunities Fund, Class Y(5)		1,088	18,448
RS Partners Fund, Class Y(5)		890	31,489
RS Smaller Company Growth Fund, Class Y(5)		744	17,284
RS Value Fund, Class Y(5)		158	4,592
Total Other Investments (Cost $136,015)			148,907

		Shares	Value
Short-Term Investments — 8.9%
Federated Prime Obligations Fund, Class B(6)		83,190,249	83,190,249
SSgA Prime Money Market Fund(6)		101,678,862	101,678,862
Total Short-Term Investments (Cost $184,869,111)			184,869,111

		Principal Amount	Value
Repurchase Agreements — 7.4%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $154,457,829, due 10/1/07, collateralized by $158,280,000 in FHLMC, 4.125%, due 2/24/11, with a value of $157,488,600		$154,398,000	154,398,000
Total Repurchase Agreements (Cost $154,398,000)			154,398,000

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Global Natural Resources Fund (continued)

September 30, 2007 (unaudited)	Value
Total Investments — 100.0% (Cost $1,567,887,026)	$2,075,440,568
Other Liabilities, Net — 0.0%	(449,475)
Total Net Assets — 100.0%	$2,074,991,093

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Restricted security.

(4)	Fair valued security.

(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(6)	Money Market Fund registered under the Investment Company Act of 1940.

Foreign-Denominated Security

Canadian Dollar — CAD

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Large Cap Value Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 98.3%
Aerospace & Defense — 1.9%
Lockheed Martin Corp.	6,800	$737,732
Northrop Grumman Corp.	14,100	1,099,800
		1,837,532
Air Freight & Logistics — 1.6%
FedEx Corp.	15,200	1,592,200
		1,592,200
Auto Components — 4.2%
BorgWarner, Inc.	17,100	1,565,163
Johnson Controls, Inc.	21,200	2,503,932
		4,069,095
Automobiles — 0.6%
Harley-Davidson, Inc.	12,000	554,520
		554,520
Beverages — 1.9%
Anheuser-Busch Companies, Inc.	21,700	1,084,783
Constellation Brands, Inc., Class A(1)	29,900	723,879
		1,808,662
Biotechnology — 0.5%
Cephalon, Inc.(1)	7,000	511,420
		511,420
Building Products — 1.3%
Masco Corp.	52,600	1,218,742
		1,218,742
Capital Markets — 7.6%
Bank of New York Mellon Corp.	53,375	2,355,972
Morgan Stanley	59,000	3,717,000
Northern Trust Corp.	19,300	1,279,011
		7,351,983
Commercial Banks — 8.2%
City National Corp.	7,500	521,325
Fifth Third Bancorp	53,000	1,795,640
PNC Financial Services Group, Inc.	21,800	1,484,580
Wells Fargo & Co.	118,300	4,213,846
		8,015,391
Consumer Finance — 0.7%
Discover Financial Services	31,200	648,960
		648,960
Diversified Financial Services — 9.4%
Bank of America Corp.	29,656	1,490,807
Citigroup, Inc.	84,900	3,962,283
JPMorgan Chase & Co.	80,700	3,697,674
		9,150,764
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	58,700	2,483,597
		2,483,597
Electric Utilities — 6.8%
American Electric Power, Inc.	40,200	1,852,416
Exelon Corp.	36,500	2,750,640
Northeast Utilities	40,600	1,159,942
Pepco Holdings, Inc.	32,000	866,560
		6,629,558
Energy Equipment & Services — 3.6%
ENSCO International, Inc.	15,700	880,770
GlobalSantaFe Corp.	14,700	1,117,494
Halliburton Co.	39,600	1,520,640
		3,518,904
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	28,500	1,749,045
		1,749,045
Health Care Providers & Services — 2.4%
Medco Health Solutions, Inc.(1)	18,100	1,636,059
UnitedHealth Group, Inc.	13,900	673,177
		2,309,236
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	37,200	1,801,596
		1,801,596
Household Durables — 0.9%
Fortune Brands, Inc.	10,600	863,794
		863,794
Industrial Conglomerates — 4.1%
General Electric Co.	96,500	3,995,100
		3,995,100
Insurance — 3.5%
AFLAC, Inc.	11,600	661,664
Allstate Corp.	21,400	1,223,866
The Hartford Financial Services Group, Inc.	16,700	1,545,585
		3,431,115
Machinery — 3.4%
Illinois Tool Works, Inc.	38,400	2,290,176
PACCAR, Inc.	12,100	1,031,525
		3,321,701
Media — 4.0%
Comcast Corp., Class A(1)	33,800	817,284
News Corp., Class A	48,500	1,066,515
Omnicom Group, Inc.	26,800	1,288,812
R.H. Donnelley Corp.(1)	13,000	728,260
		3,900,871
Multi-Utilities — 1.6%
NiSource, Inc.	30,600	585,684
Sempra Energy	17,200	999,664
		1,585,348
Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	39,500	3,696,410
Exxon Mobil Corp.	41,800	3,869,008
Peabody Energy Corp.	13,600	651,032
		8,216,450
Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.	44,400	1,279,608
Johnson & Johnson	23,200	1,524,240
Merck & Co., Inc.	43,600	2,253,684
Wyeth	43,300	1,929,015
		6,986,547
Road & Rail — 1.9%
Burlington Northern Santa Fe Corp.	23,200	1,883,144
		1,883,144
Software — 3.3%
Microsoft Corp.	59,100	1,741,086
Symantec Corp.(1)	77,200	1,496,136
		3,237,222
Thrifts & Mortgage Finance — 1.0%
Federal Home Loan Mortgage Corp.	16,100	950,061
		950,061

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Large Cap Value Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Wireless Telecommunication Services — 2.1%
Sprint Nextel Corp.	107,742	$2,047,098
		2,047,098
Total Common Stocks (Cost $69,492,242)		95,669,656

	Shares	Value
Exchange-Traded Fund — 0.9%
S&P Depositary Receipts Trust, Series I	5,800	884,964
Total Exchange-Traded Fund (Cost $755,634)		884,964

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	3	112
RS Emerging Growth Fund, Class Y(2)	11	447
RS Emerging Markets Fund, Class A(2)	4	123
RS Global Natural Resources Fund, Class Y(2)	34	1,317
RS Growth Fund, Class Y(2)	25	433
RS Investors Fund, Class Y(2)	62	757
RS MidCap Opportunities Fund, Class Y(2)	21	355
RS Partners Fund, Class Y(2)	10	362
RS Smaller Company Growth Fund, Class Y(2)	11	249
RS Value Fund, Class Y(2)	8	225
Total Other Investments (Cost $4,138)		4,380

	Principal Amount	Value
Repurchase Agreements — 1.0%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $1,002,388, due 10/1/07, collateralized by $1,060,000 in FNMA, 5.55%, due 7/10/28, with a value of $1,022,900	$1,002,000	1,002,000
Total Repurchase Agreements (Cost $1,002,000)		1,002,000
Total Investments — 100.2% (Cost $71,254,014)		97,561,000
Other Liabilities, Net — (0.2)%		(231,386)
Total Net Assets — 100.0%		$97,329,614

(1)	Non income-producing security.

(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Core Equity Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 98.3%
Aerospace & Defense — 4.8%
General Dynamics Corp.	168,900	$14,266,983
The Boeing Co.	279,000	29,292,210
		43,559,193
Airlines — 1.3%
AMR Corp.(1)	528,090	11,771,126
		11,771,126
Biotechnology — 4.8%
Celgene Corp.(1)	236,000	16,829,160
Cephalon, Inc.(1)	33,000	2,410,980
Gilead Sciences, Inc.(1)	580,200	23,712,774
		42,952,914
Capital Markets — 2.7%
The Goldman Sachs Group, Inc.	113,900	24,686,686
		24,686,686
Chemicals — 1.0%
Rohm and Haas Co.	159,400	8,873,798
		8,873,798
Commercial Banks — 0.9%
SunTrust Banks, Inc.	109,400	8,278,298
		8,278,298
Commercial Services & Supplies — 2.5%
Waste Management, Inc.	597,900	22,564,746
		22,564,746
Communications Equipment — 3.7%
Corning, Inc.	615,800	15,179,470
QUALCOMM, Inc.	418,900	17,702,714
		32,882,184
Computers & Peripherals — 3.7%
Apple, Inc.(1)	75,400	11,576,916
EMC Corp.(1)	1,024,900	21,317,920
		32,894,836
Consumer Finance — 1.3%
American Express Co.	114,400	6,791,928
AmeriCredit Corp.(1)	270,300	4,751,874
		11,543,802
Diversified Financial Services — 4.1%
Interactive Brokers Group, Inc., Class A(1)	435,880	11,446,209
JPMorgan Chase & Co.	409,500	18,763,290
Moody’s Corp.	124,500	6,274,800
		36,484,299
Diversified Telecommunication Services — 5.9%
AT&T, Inc.	572,897	24,239,272
Nokia Oyj, ADR(2)	754,400	28,614,392
		52,853,664
Electronic Equipment & Instruments — 0.2%
Jabil Circuit, Inc.	95,800	2,188,072
		2,188,072
Energy Equipment & Services — 6.9%
Halliburton Co.	1,184,800	45,496,320
Transocean, Inc.(1)	149,900	16,946,195
		62,442,515
Food Products — 4.3%
Campbell Soup Co.	567,900	21,012,300
General Mills, Inc.	308,200	17,878,682
		38,890,982
Health Care Equipment & Supplies — 0.5%
Covidien Ltd.(1)	112,575	4,671,863
		4,671,863
Health Care Providers & Services — 3.0%
Medco Health Solutions, Inc.(1)	168,800	15,257,832
UnitedHealth Group, Inc.	238,400	11,545,712
		26,803,544
Hotels, Restaurants & Leisure — 2.5%
McDonald’s Corp.	414,400	22,572,368
		22,572,368
Household Durables — 1.8%
D.R. Horton, Inc.	281,000	3,599,610
Newell Rubbermaid, Inc.	452,800	13,049,696
		16,649,306
Independent Power Producers & Energy Traders — 3.1%
The AES Corp.(1)	1,380,600	27,667,224
		27,667,224
Industrial Conglomerates — 0.4%
Tyco Electronics Ltd.	112,575	3,988,532
		3,988,532
Information Technology Services — 7.1%
Accenture Ltd., Class A	215,900	8,689,975
Fidelity National Information Services, Inc.	199,017	8,830,384
MasterCard, Inc., Class A	277,500	41,061,675
Western Union Co.	245,800	5,154,426
		63,736,460
Insurance — 6.2%
Aon Corp.	604,800	27,101,088
The Chubb Corp.	270,600	14,514,984
W. R. Berkley Corp.	468,600	13,884,618
		55,500,690
Internet Software & Services — 3.1%
eBay, Inc.(1)	359,100	14,012,082
Google, Inc., Class A(1)	24,600	13,954,842
		27,966,924
Machinery — 1.5%
Caterpillar, Inc.	170,500	13,372,315
		13,372,315
Media — 1.7%
Grupo Televisa S.A., ADR(2)	506,000	12,230,020
Tribune Co.	107,000	2,923,240
		15,153,260
Oil, Gas & Consumable Fuels — 4.1%
Devon Energy Corp.	123,900	10,308,480
Enterprise Products Partners LP	868,610	26,275,452
		36,583,932
Pharmaceuticals — 5.4%
Abbott Laboratories	515,400	27,635,748
Wyeth	468,300	20,862,765
		48,498,513
Software — 0.2%
VMware, Inc., Class A(1)	24,600	2,091,000
		2,091,000
Specialty Retail — 2.1%
The Home Depot, Inc.	593,800	19,262,872
		19,262,872
Thrifts & Mortgage Finance — 3.5%
Federal Home Loan Mortgage Corp.	218,500	12,893,685

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Core Equity Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Thrifts & Mortgage Finance — (continued)
People’s United Financial, Inc.	1,076,600	$18,603,648
		31,497,333
Tobacco — 2.3%
Altria Group, Inc.	297,500	20,685,175
		20,685,175
Wireless Telecommunication Services — 1.7%
America Movil SAB de C.V., ADR(2)	239,600	15,334,400
		15,334,400
Total Common Stocks (Cost $728,568,337)		884,902,826

	Shares	Value
Other Investments—For Trustee Deferred Compensation Plan — 0.0%
RS Emerging Growth Fund, Class Y(3)	93	3,944
RS Emerging Markets Fund, Class A(3)	37	1,124
RS Global Natural Resources Fund, Class Y(3)	303	11,654
RS Growth Fund, Class Y(3)	218	3,824
RS Investors Fund, Class Y(3)	543	6,658
RS MidCap Opportunities Fund, Class Y(3)	184	3,129
RS Partners Fund, Class Y(3)	92	3,241
RS Smaller Company Growth Fund, Class Y(3)	95	2,196
RS Value Fund, Class Y(3)	68	1,984
Total Other Investments (Cost $35,730)		37,754

	Shares	Value
Short-Term Investments — 1.2%
Federated Prime Obligations Fund, Class B(4)	10,966,431	10,966,431
Total Short-Term Investments (Cost $10,966,431)		10,966,431
Total Investments — 99.5% (Cost $739,570,498)		895,907,011
Other Assets, Net — 0.5%		4,143,826
Total Net Assets — 100.0%		$900,050,837

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Money Market Fund registered under the Investment Company Act of 1940.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Small Cap Core Equity Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 97.8%
Aerospace & Defense — 3.2%
AAR Corp.(1)	71,600	$2,172,344
BE Aerospace, Inc.(1)	89,400	3,712,782
		5,885,126
Biotechnology — 3.4%
Achillion Pharmaceuticals, Inc.(1)	50,600	325,864
Human Genome Sciences, Inc.(1)	84,300	867,447
Keryx Biopharmaceuticals, Inc.(1)	102,200	1,015,868
Omrix Biopharmaceuticals, Inc.(1)	48,800	1,723,128
Progenics Pharmaceuticals, Inc.(1)	55,000	1,216,050
Savient Pharmaceuticals, Inc.(1)	81,200	1,181,460
		6,329,817
Building Products — 1.9%
Goodman Global, Inc.(1)	145,700	3,479,316
		3,479,316
Capital Markets — 3.0%
Apollo Investment Corp.	77,455	1,611,064
Investment Technology Group, Inc.(1)	93,500	4,018,630
		5,629,694
Chemicals — 1.3%
Cytec Industries, Inc.	35,000	2,393,650
		2,393,650
Commercial Banks — 5.1%
Center Financial Corp.	86,400	1,201,824
East West Bancorp, Inc.	52,800	1,898,688
IBERIABANK Corp.	33,200	1,747,980
PrivateBancorp, Inc.	53,500	1,863,940
Seacoast Banking Corporation of Florida	74,700	1,396,890
Signature Bank Corp.(1)	37,600	1,324,648
		9,433,970
Commercial Services & Supplies — 3.8%
Fuel Tech, Inc.(1)	95,400	2,107,386
Knoll, Inc.	183,500	3,255,290
LECG Corp.(1)	120,900	1,801,410
		7,164,086
Communications Equipment — 2.8%
Arris Group, Inc.(1)	68,400	844,740
Blue Coat Systems, Inc.(1)	21,500	1,693,340
Foundry Networks, Inc.(1)	152,500	2,709,925
		5,248,005
Construction & Engineering — 1.3%
Aecom Technology Corp.(1)	67,540	2,359,172
		2,359,172
Diversified Financial Services — 1.0%
Genesis Lease Ltd., ADR(2)	72,200	1,796,336
		1,796,336
Diversified Telecommunication Services — 3.5%
NeuStar, Inc., Class A(1)	134,200	4,601,718
PAETEC Holding Corp.(1)	151,770	1,892,572
		6,494,290
Electrical Equipment — 1.3%
Regal-Beloit Corp.	49,000	2,346,610
		2,346,610
Food & Staples Retailing — 2.8%
Jack in the Box, Inc.(1)	52,700	3,417,068
Panera Bread Co., Class A(1)	45,300	1,848,240
		5,265,308
Food Products — 3.3%
B&G Foods, Inc., Class A	218,820	2,800,896
Flowers Foods, Inc.	115,900	2,526,620
J&J Snack Foods Corp.	24,800	863,536
		6,191,052
Health Care Equipment & Supplies — 6.2%
Hologic, Inc.(1)	10,300	628,300
Immucor, Inc.(1)	64,700	2,313,025
Micrus Endovascular Corp.(1)	120,400	2,199,708
Natus Medical, Inc.(1)	33,300	530,802
NuVasive, Inc.(1)	83,800	3,010,934
SonoSite, Inc.(1)	54,000	1,648,080
Volcano Corp.(1)	75,200	1,236,288
		11,567,137
Health Care Providers & Services — 4.9%
athenahealth, Inc.(1)	3,650	123,772
HMS Holdings Corp.(1)	53,200	1,309,252
Pediatrix Medical Group, Inc.(1)	41,200	2,695,304
Psychiatric Solutions, Inc.(1)	128,100	5,031,768
		9,160,096
Health Care Technology — 1.4%
Allscripts Healthcare Solutions, Inc.(1)	94,600	2,557,038
		2,557,038
Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc., Class B(1)	26,500	2,835,500
Orient-Express Hotels Ltd., Class A	35,000	1,794,450
		4,629,950
Household Durables — 0.3%
Hovnanian Enterprises, Inc., Class A(1)	59,300	657,637
		657,637
Information Technology Services — 1.7%
CACI International, Inc., Class A(1)	62,100	3,172,689
		3,172,689
Insurance — 1.3%
Hanover Insurance Group, Inc.	55,400	2,448,126
		2,448,126
Internet & Catalog Retail — 1.3%
FTD Group, Inc.	159,960	2,380,205
		2,380,205
Internet Software & Services — 2.1%
Digital River, Inc.(1)	30,000	1,342,500
TheStreet.com, Inc.	206,400	2,499,504
		3,842,004
Life Sciences Tools & Services — 0.8%
Sequenom, Inc.(1)	196,700	1,414,273
		1,414,273
Machinery — 1.6%
EnPro Industries, Inc.(1)	74,200	3,012,520
		3,012,520
Metals & Mining — 4.0%
Century Aluminum Co.(1)	69,800	3,674,970
Quanex Corp.	80,200	3,767,796
		7,442,766
Oil, Gas & Consumable Fuels — 5.2%
GeoMet, Inc.(1)	214,100	1,089,769
SemGroup Energy Partners LP	145,790	4,226,452
Targa Resources Partners LP	81,990	2,377,710

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Small Cap Core Equity Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels — (continued)
Teekay LNG Partners LP	58,500	$1,973,790
		9,667,721
Real Estate Investment Trusts — 7.8%
Anthracite Capital, Inc.	250,560	2,280,096
Ashford Hospitality Trust	255,100	2,563,755
CapLease, Inc.	226,740	2,324,085
Digital Realty Trust, Inc.	129,400	5,097,066
Healthcare Realty Trust, Inc.	88,300	2,354,078
		14,619,080
Semiconductors & Semiconductor Equipment — 7.6%
Atheros Communications(1)	92,900	2,784,213
Netlogic Microsystems, Inc.(1)	103,400	3,733,774
Silicon Motion Technology Corp., ADR(1)(2)	122,000	2,746,220
Trident Microsystems, Inc.(1)	308,000	4,894,120
		14,158,327
Software — 7.4%
Ansoft Corp.(1)	109,300	3,604,714
Blackboard, Inc.(1)	64,300	2,947,512
Concur Technologies, Inc.(1)	16,300	513,776
FactSet Research Systems, Inc.	72,200	4,949,310
Informatica Corp.(1)	116,800	1,833,760
		13,849,072
Specialty Retail — 3.1%
Aeropostale, Inc.(1)	68,700	1,309,422
The Gymboree Corp.(1)	51,200	1,804,288
The Men’s Wearhouse, Inc.	51,900	2,621,988
		5,735,698
Thrifts & Mortgage Finance — 0.9%
Downey Financial Corp.	27,900	1,612,620
		1,612,620
Total Common Stocks (Cost $166,363,908)		181,943,391

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	5	210
RS Emerging Growth Fund, Class Y(3)	20	838
RS Emerging Markets Fund, Class A(3)	8	240
RS Global Natural Resources Fund, Class Y(3)	64	2,477
RS Growth Fund, Class Y(3)	46	813
RS Investors Fund, Class Y(3)	115	1,414
RS MidCap Opportunities Fund, Class Y(3)	39	665
RS Partners Fund, Class Y(3)	20	689
RS Smaller Company Growth Fund, Class Y(3)	20	467
RS Value Fund, Class Y(3)	15	422
Total Other Investments (Cost $7,795)		8,235

September 30, 2007 (unaudited)	Shares	Value
Short-Term Investments — 1.1%
Federated Prime Obligations Fund, Class B(4)	2,127,568	$2,127,568
Total Short-Term Investments (Cost $2,127,568)		2,127,568
Total Investments — 98.9% (Cost $168,499,271)		184,079,194
Other Assets, Net — 1.1%		1,997,636
Total Net Assets — 100.0%		$186,076,830

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Money Market Fund registered under the Investment Company Act of 1940.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Equity Dividend Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 98.3%
Aerospace & Defense — 2.3%
Lockheed Martin Corp.	620	$67,264
The Boeing Co.	1,130	118,639
		185,903
Capital Markets — 2.1%
Bank of New York Mellon Corp.	3,910	172,587
		172,587
Commercial Banks — 14.5%
BB&T Corp.	3,700	149,443
PNC Financial Services Group, Inc.	3,190	217,239
SunTrust Banks, Inc.	2,980	225,496
TCF Financial Corp.	3,700	96,866
The Colonial BancGroup, Inc.	3,190	68,968
U.S. Bancorp	3,600	117,108
Wachovia Corp.	6,380	319,957
		1,195,077
Commercial Services & Supplies — 5.7%
Steelcase, Inc., Class A	11,420	205,332
Waste Management, Inc.	6,890	260,028
		465,360
Communications Equipment — 1.4%
QUALCOMM, Inc.	2,780	117,483
		117,483
Diversified Financial Services — 3.4%
Genesis Lease Ltd., ADR(1)	4,870	121,166
JPMorgan Chase & Co.	3,400	155,788
		276,954
Diversified Telecommunication Services — 4.6%
AT&T, Inc.	5,870	248,360
Nokia Oyj, ADR(1)	3,500	132,755
		381,115
Electric Utilities — 4.1%
Cleco Corp.	2,170	54,836
OGE Energy Corp.	1,650	54,615
Pepco Holdings, Inc.	4,540	122,943
Public Service Enterprise Group, Inc.	720	63,353
Wisconsin Energy Corp.	930	41,878
		337,625
Energy Equipment & Services — 5.2%
Halliburton Co.	11,220	430,848
		430,848
Food Products — 2.8%
B&G Foods, Inc., Class A	17,900	229,120
		229,120
Gas Utilities — 0.6%
Integrys Energy Group, Inc.	1,030	52,767
		52,767
Health Care Providers & Services — 4.7%
Brookdale Senior Living, Inc.	9,780	389,342
		389,342
Household Durables — 2.3%
D.R. Horton, Inc.	14,400	184,464
		184,464
Insurance — 8.2%
ACE Ltd.	1,540	93,278
Fidelity National Financial, Inc., Class A	17,600	307,648
Lincoln National Corp.	3,190	210,444
The Chubb Corp.	1,130	60,613
		671,983
Internet & Catalog Retail — 1.6%
FTD Group, Inc.	8,940	133,027
		133,027
Oil, Gas & Consumable Fuels — 12.8%
Boardwalk Pipeline Partners LP	2,440	74,737
Enterprise Products Partners LP	10,860	328,515
Kinder Morgan Energy Partners LP	1,540	76,076
SemGroup Energy Partners LP	9,960	288,741
Targa Resources Partners LP	7,050	204,450
Teekay LNG Partners LP	2,260	76,252
		1,048,771
Pharmaceuticals — 2.6%
Abbott Laboratories	4,010	215,016
		215,016
Real Estate Investment Trusts — 13.5%
Anthracite Capital, Inc.	31,800	289,380
Ashford Hospitality Trust	14,200	142,710
CapLease, Inc.	15,130	155,082
Digital Realty Trust, Inc.	3,290	129,593
Healthcare Realty Trust, Inc.	11,010	293,527
Simon Property Group, Inc.	1,030	103,000
		1,113,292
Specialty Retail — 4.1%
The Home Depot, Inc.	10,290	333,808
		333,808
Thrifts & Mortgage Finance — 1.8%
People’s United Financial, Inc.	8,440	145,843
		145,843
Total Common Stocks (Cost $7,955,702)		8,080,385

	Principal Amount	Value
Convertible Bonds — 0.5%
Biotechnology — 0.5%
Gilead Sciences, Inc. Convt	$35,000	41,912
0.625% due 5/01/13
Total Convertible Bonds (Cost $38,150)		41,912

	Shares	Value
Short-Term Investments — 2.4%
Federated Prime Obligations Fund, Class B(2)	200,664	200,664
Total Short-Term Investments (Cost $200,664)		200,664

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(4)	—	2
RS Emerging Growth Fund, Class Y(3)(4)	—	9
RS Emerging Markets Fund, Class A(3)(4)	—	5
RS Global Natural Resources Fund, Class Y(3)	1	31
RS Growth Fund, Class Y(3)	1	9

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Equity Dividend Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — (continued)
RS Investors Fund, Class Y(3)	1	$15
RS MidCap Opportunities Fund, Class Y(3)(4)	—	7
RS Partners Fund, Class Y(3)(4)	—	13
RS Smaller Company Growth Fund, Class Y(3)(4)	—	5
RS Value Fund, Class Y(3)(4)	—	5
Total Other Investments (Cost $100)		101
Total Investments — 101.2% (Cost $8,194,616)		8,323,062
Other Liabilities, Net — (1.2)%		(98,427)
Total Net Assets — 100.0%		$8,224,635

(1)	ADR - American Depository Receipt.

(2)	Money Market Fund registered under the Investment Company Act of 1940.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Rounds to less than one share.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 98.1%
Aerospace & Defense — 2.8%
General Dynamics Corp.	5,750	$485,702
Goodrich Corp.	1,543	105,279
Honeywell International, Inc.	10,424	619,915
L-3 Communications Holdings, Inc.	1,600	163,424
Lockheed Martin Corp.	4,304	466,941
Northrop Grumman Corp.	5,040	393,120
Precision Castparts Corp.	1,900	281,162
Raytheon Co.	5,329	340,097
Rockwell Collins, Inc.	2,545	185,887
The Boeing Co.	10,688	1,122,133
United Technologies Corp.	13,710	1,103,381
		5,267,041
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	2,300	124,867
FedEx Corp.	4,150	434,713
United Parcel Service, Inc., Class B	14,015	1,052,526
		1,612,106
Airlines — 0.1%
Southwest Airlines Co.	9,932	146,994
		146,994
Auto Components — 0.2%
Johnson Controls, Inc.	2,658	313,936
The Goodyear Tire & Rubber Co.(1)	2,865	87,125
		401,061
Automobiles — 0.4%
Ford Motor Co.(1)	28,459	241,617
General Motors Corp.	7,379	270,809
Harley-Davidson, Inc.	3,838	177,354
		689,780
Beverages — 2.1%
Anheuser-Busch Companies, Inc.	9,391	469,456
Brown-Forman Corp., Class B	690	51,688
Coca-Cola Enterprises, Inc.	4,764	115,384
Constellation Brands, Inc., Class A(1)	3,100	75,051
Molson Coors Brewing Co., Class B	525	52,327
Pepsi Bottling Group, Inc.	2,459	91,401
PepsiCo, Inc.	21,565	1,579,852
The Coca-Cola Co.	26,632	1,530,541
		3,965,700
Biotechnology — 1.2%
Amgen, Inc.(1)	14,458	817,889
Biogen Idec, Inc.(1)	3,922	260,146
Celgene Corp.(1)	5,000	356,550
Genzyme Corp.(1)	3,879	240,343
Gilead Sciences, Inc.(1)	13,200	539,484
		2,214,412
Building Products — 0.1%
American Standard Companies, Inc.	2,386	84,989
Masco Corp.	5,783	133,992
		218,981
Capital Markets — 3.0%
American Capital Strategies Ltd.	2,400	102,552
Ameriprise Financial, Inc.	3,230	203,845
Bear Stearns Companies, Inc.	1,689	207,426
E*TRADE Financial Corp.(1)	5,500	71,830
Federated Investors, Inc., Class B	1,600	63,520
Franklin Resources, Inc.	2,401	306,127
Janus Capital Group, Inc.	2,684	75,904
Legg Mason, Inc.	1,900	160,151
Lehman Brothers Holdings, Inc.	7,298	450,506
Merrill Lynch & Co., Inc.	11,754	837,825
Morgan Stanley	14,008	882,504
Northern Trust Corp.	2,595	171,971
State Street Corp.	4,614	314,490
T. Rowe Price Group, Inc.	3,456	192,465
The Charles Schwab Corp.	13,989	302,162
The Goldman Sachs Group, Inc.	5,466	1,184,701
		5,527,979
Chemicals — 1.7%
Air Products & Chemicals, Inc.	3,081	301,198
Ashland, Inc.	966	58,163
Dow Chemical Co.	12,365	532,437
E.I. du Pont de Nemours and Co.	12,009	595,166
Eastman Chemical Co.	1,083	72,268
Ecolab, Inc.	2,453	115,782
Hercules, Inc.	1,497	31,467
International Flavors & Fragrances, Inc.	1,377	72,788
Monsanto Co.	7,372	632,075
PPG Industries, Inc.	2,174	164,246
Praxair, Inc.	4,532	379,600
Rohm & Haas Company	1,534	85,398
Sigma-Aldrich Corp.	2,186	106,546
		3,147,134
Commercial Banks — 3.8%
Bank of New York Mellon Corp.	15,576	687,525
BB&T Corp.	6,963	281,236
Comerica, Inc.	2,548	130,661
Commerce Bancorp, Inc.	2,700	104,706
Fifth Third Bancorp	7,546	255,658
First Horizon National Corp.	1,245	33,192
Huntington Bancshares, Inc.	4,500	76,410
KeyCorp	4,965	160,518
M & T Bank Corp.	1,300	134,485
Marshall & Ilsley Corp.	3,714	162,562
National City Corp.	8,365	209,878
PNC Financial Services Group, Inc.	4,177	284,454
Regions Financial Corp.	9,967	293,827
SunTrust Banks, Inc.	4,376	331,132
Synovus Financial Corp.	4,926	138,174
U.S. Bancorp	22,704	738,561
Wachovia Corp.	25,457	1,276,669
Wells Fargo & Co.	45,474	1,619,784
Zions Bancorporation	1,438	98,747
		7,018,179
Commercial Services & Supplies — 0.5%
Allied Waste Industries, Inc.(1)	4,995	63,686
Avery Dennison Corp.	1,581	90,149
Cintas Corp.	1,525	56,578
Equifax, Inc.	2,052	78,222
Monster Worldwide, Inc.(1)	1,707	58,140
Pitney Bowes, Inc.	2,834	128,720
R.R. Donnelley & Sons Co.	2,723	99,553
Robert Half International, Inc.	2,547	76,053
Waste Management, Inc.	5,874	221,685
		872,786
Communications Equipment — 2.8%
Avaya, Inc.(1)	6,102	103,490
Ciena Corp.(1)	900	34,272
Cisco Systems, Inc.(1)	81,642	2,703,167
Corning, Inc.	22,097	544,691

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS S&P 500 Index Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Communications Equipment — (continued)
JDS Uniphase Corp.(1)	2,954	$44,192
Juniper Networks, Inc.(1)	6,800	248,948
Motorola, Inc.	31,225	578,599
QUALCOMM, Inc.	21,404	904,533
Tellabs, Inc.(1)	5,897	56,139
		5,218,031
Computers & Peripherals — 4.3%
Apple, Inc.(1)	11,669	1,791,658
Dell, Inc.(1)	31,526	870,118
EMC Corp.	28,768	598,374
Hewlett-Packard Co.	35,698	1,777,404
International Business Machines Corp.	18,481	2,177,062
Lexmark International Group, Inc., Class A(1)	1,223	50,791
NCR Corp.(1)	2,058	102,488
Network Appliance, Inc.(1)	4,802	129,222
QLogic Corp.(1)	1,398	18,803
SanDisk Corp.(1)	3,000	165,300
Sun Microsystems, Inc.(1)	40,832	229,068
		7,910,288
Construction & Engineering — 0.1%
Fluor Corp.	1,250	179,975
		179,975
Construction Materials — 0.1%
Vulcan Materials Co.	1,239	110,457
		110,457
Consumer Finance — 0.9%
American Express Co.	15,351	911,389
Capital One Financial Corp.	5,778	383,832
Discover Financial Services	7,004	145,683
SLM Corp.	5,901	293,103
		1,734,007
Containers & Packaging — 0.2%
Ball Corp.	1,626	87,398
Bemis Co., Inc.	1,504	43,781
Pactiv Corp.(1)	2,261	64,800
Sealed Air Corp.	2,362	60,373
Temple-Inland, Inc.	1,394	73,366
		329,718
Distributors — 0.1%
Genuine Parts Co.	2,486	124,300
		124,300
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A(1)	1,845	110,977
H & R Block, Inc.	3,608	76,417
		187,394
Diversified Financial Services — 4.9%
Bank of America Corp.	60,601	3,046,412
CIT Group, Inc.	2,500	100,500
Citigroup, Inc.	67,462	3,148,452
CME Group Inc.	700	411,145
JPMorgan Chase & Co.	46,453	2,128,476
Leucadia National Corp.	2,200	106,084
Moody’s Corp.	3,018	152,107
		9,093,176
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	82,702	3,499,122
CenturyTel, Inc.	1,992	92,070
Citizens Communications Co.	3,419	48,960
Embarq Corp.	2,290	127,324
Qwest Communications International, Inc.(1)	23,023	210,891
Verizon Communications	39,685	1,757,252
Windstream Corp.	6,011	84,875
		5,820,494
Electric Utilities — 2.7%
Allegheny Energy, Inc.(1)	2,153	112,516
Ameren Corp.	2,971	155,978
American Electric Power, Inc.	5,384	248,095
CenterPoint Energy, Inc.	4,248	68,095
CMS Energy Corp.	2,596	43,665
Consolidated Edison, Inc.	3,075	142,373
Dominion Resources, Inc.	4,070	343,101
DTE Energy Co.	2,578	124,878
Duke Energy Corp.	17,880	334,177
Edison International	4,648	257,732
Entergy Corp.	2,618	283,503
Exelon Corp.	8,804	663,469
FirstEnergy Corp.	4,449	281,800
FPL Group, Inc.	5,314	323,516
PG&E Corp.	5,044	241,103
Pinnacle West Capital Corp.	1,212	47,886
PPL Corp.	5,384	249,279
Progress Energy, Inc.	3,269	153,153
Public Service Enterprise Group, Inc.	3,450	303,565
Southern Co.	10,646	386,237
TECO Energy, Inc.	2,624	43,112
Xcel Energy, Inc.	6,601	142,186
		4,949,419
Electrical Equipment — 0.6%
Cooper Industries Ltd., Class A	2,718	138,862
Emerson Electric Co.	9,928	528,368
Rockwell Automation, Inc.	2,045	142,148
Tyco International Ltd.	6,752	299,384
		1,108,762
Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(1)	5,982	220,616
Jabil Circuit, Inc.	2,226	50,842
Molex, Inc.	1,802	48,528
Solectron Corp.(1)	12,349	48,161
Tektronix, Inc.	1,336	37,061
		405,208
Energy Equipment & Services — 2.3%
Baker Hughes, Inc.	4,364	394,374
BJ Services Co.	4,234	112,413
ENSCO International, Inc.	1,900	106,590
Halliburton Co.	11,980	460,032
Nabors Industries, Inc.(1)	3,684	113,357
National-Oilwell Varco, Inc.(1)	2,400	346,800
Noble Corp.	3,516	172,460
Rowan Companies, Inc.	1,317	48,176
Schlumberger Ltd.	15,906	1,670,130
Smith International, Inc.	2,700	192,780
Transocean, Inc.(1)	3,972	449,034
Weatherford International Ltd.(1)	4,600	309,028
		4,375,174
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	6,359	390,252
CVS Caremark Corp.	20,689	819,905
Kroger Co.	9,600	273,792

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Food & Staples Retailing — (continued)
Safeway, Inc.	6,030	$199,653
Supervalu, Inc.	2,959	115,431
Sysco Corp.	8,731	310,736
Wal-Mart Stores, Inc.	32,852	1,433,990
Walgreen Co.	13,972	660,037
Whole Foods Market, Inc.	1,800	88,128
		4,291,924
Food Products — 1.4%
Archer-Daniels-Midland Co.	9,568	316,509
Campbell Soup Co.	3,369	124,653
ConAgra Foods, Inc.	7,228	188,868
Dean Foods Co.	1,700	43,486
General Mills, Inc.	4,546	263,713
H.J. Heinz Co.	4,723	218,203
Kellogg Co.	3,544	198,464
Kraft Foods, Inc., Class A	19,906	686,956
McCormick & Co., Inc.	1,968	70,789
Sara Lee Corp.	10,169	169,721
The Hershey Co.	1,820	84,466
Tyson Foods, Inc., Class A	3,000	53,550
Wm. Wrigley Jr. Co.	2,912	187,038
		2,606,416
Gas Utilities — 0.1%
Integrys Energy Group, Inc.	434	22,234
NICOR, Inc.	674	28,914
Questar Corp.	2,400	126,072
		177,220
Health Care Equipment & Supplies — 1.7%
Bausch & Lomb, Inc.	755	48,320
Baxter International, Inc.	8,270	465,436
Becton, Dickinson and Co.	2,689	220,633
Boston Scientific Corp.(1)	16,418	229,031
C.R. Bard, Inc.	1,442	127,170
Covidien Ltd.(1)	6,752	280,208
Hospira, Inc.(1)	2,380	98,651
Medtronic, Inc.	15,980	901,432
St. Jude Medical, Inc.(1)	4,634	204,220
Stryker Corp.	3,194	219,619
Varian Medical Systems, Inc.(1)	1,800	75,402
Zimmer Holdings, Inc.(1)	3,313	268,320
		3,138,442
Health Care Providers & Services — 2.1%
Aetna, Inc.	7,244	393,132
AmerisourceBergen Corp.	2,608	118,221
Cardinal Health, Inc.	5,658	353,795
Cigna Corp.	3,763	200,530
Coventry Health Care, Inc.(1)	2,200	136,862
Express Scripts, Inc.(1)	3,460	193,137
Humana, Inc.(1)	2,389	166,943
Laboratory Corp. of America Holdings(1)	900	70,407
Manor Care, Inc.	856	55,126
McKesson Corp.	3,885	228,399
Medco Health Solutions, Inc.(1)	3,911	353,515
Patterson Companies, Inc.(1)	1,800	69,498
Quest Diagnostics, Inc.	2,476	143,039
Tenet Healthcare Corp.(1)	6,941	23,322
UnitedHealth Group, Inc.	17,440	844,619
WellPoint, Inc.(1)	7,712	608,631
		3,959,176
Health Care Technology — 0.1%
IMS Health, Inc.	3,317	101,633
		101,633
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	6,014	291,258
Darden Restaurants, Inc.	1,675	70,115
Harrah’s Entertainment, Inc.	2,649	230,278
Hilton Hotels Corp.	5,226	242,957
International Game Technology	4,556	196,364
Marriott International, Inc., Class A	4,086	177,618
McDonald’s Corp.	16,021	872,664
Starbucks Corp.(1)	9,596	251,415
Starwood Hotels & Resorts Worldwide, Inc.	3,141	190,816
Wendy’s International, Inc.	1,623	56,659
Wyndham Worldwide Corp.	2,652	86,880
Yum! Brands, Inc.	7,268	245,876
		2,912,900
Household Durables — 0.5%
Black & Decker Corp.	1,127	93,879
Centex Corp.	1,384	36,773
D.R. Horton, Inc.	4,100	52,521
Fortune Brands, Inc.	2,219	180,826
Harman International Industries, Inc.	900	77,868
KB HOME	1,236	30,974
Leggett & Platt, Inc.	2,782	53,303
Lennar Corp., Class A	2,100	47,565
Newell Rubbermaid, Inc.	3,827	110,294
Pulte Homes, Inc.	2,692	36,638
Snap-On, Inc.	811	40,177
The Stanley Works	1,228	68,928
Whirlpool Corp.	1,060	94,446
		924,192
Household Products — 2.1%
Clorox Co.	1,690	103,073
Colgate-Palmolive Co.	6,248	445,608
Kimberly-Clark Corp.	6,204	435,893
Procter & Gamble Co.	42,201	2,968,418
		3,952,992
Independent Power Producers & Energy Traders — 0.5%
Constellation Energy Group	2,535	217,478
Dynegy, Inc., Class A(1)	4,647	42,938
The AES Corp.(1)	8,032	160,961
TXU Corp.	6,690	458,065
		879,442
Industrial Conglomerates — 3.8%
3M Co.	9,594	897,807
General Electric Co.	139,866	5,790,452
Textron, Inc.	3,312	206,040
Tyco Electronics Ltd.	6,752	239,239
		7,133,538
Information Technology Services — 0.9%
Affiliated Computer Services, Inc., Class A(1)	1,400	70,336
Automatic Data Processing, Inc.	7,879	361,882
Cognizant Technology Solutions Corp., Class A(1)	2,000	159,540
Computer Sciences Corp.(1)	2,251	125,831
Convergys Corp.(1)	1,682	29,200
Electronic Data Systems Corp.	7,704	168,255
Fidelity National Information Services, Inc.	2,300	102,051
Fiserv, Inc.(1)	2,689	136,763
Paychex, Inc.	5,110	209,510
Unisys Corp.(1)	4,516	29,896

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS S&P 500 Index Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Information Technology Services — (continued)
Western Union Co.	10,405	$218,193
		1,611,457
Insurance — 4.4%
ACE Ltd.	4,286	259,603
AFLAC, Inc.	6,859	391,237
Allstate Corp.	7,758	443,680
Ambac Financial Group, Inc.	1,504	94,617
American International Group, Inc.	34,906	2,361,391
Aon Corp.	2,949	132,145
Assurant, Inc.	1,400	74,900
Cincinnati Financial Corp.	2,577	111,610
Genworth Financial, Inc., Class A	6,100	187,453
Lincoln National Corp.	4,165	274,765
Loews Corp.	5,753	278,157
Marsh & McLennan Cos., Inc.	7,535	192,142
MBIA, Inc.	1,715	104,701
MetLife, Inc.	9,597	669,199
Principal Financial Group, Inc.	4,016	253,369
Progressive Corp.	10,244	198,836
Prudential Financial, Inc.	6,027	588,115
Safeco Corp.	1,823	111,604
The Chubb Corp.	5,778	309,932
The Hartford Financial Services Group, Inc.	4,061	375,845
The Travelers Companies, Inc.	9,667	486,637
Torchmark Corp.	931	58,020
Unum Group	4,975	121,738
XL Capital Ltd., Class A	2,213	175,270
		8,254,966
Internet & Catalog Retail — 0.3%
Amazon.com, Inc.(1)	4,200	391,230
IAC/InterActiveCorp(1)	3,200	94,944
		486,174
Internet Software & Services — 1.6%
Akamai Technologies, Inc.(1)	2,200	63,206
eBay, Inc.(1)	15,112	589,670
Google, Inc., Class A(1)	3,100	1,758,537
VeriSign, Inc.(1)	3,300	111,342
Yahoo! Inc.(1)	16,701	448,255
		2,971,010
Leisure Equipment & Products — 0.2%
Brunswick Corp.	1,223	27,958
Eastman Kodak Co.	4,324	115,710
Hasbro, Inc.	2,426	67,637
Mattel, Inc.	5,217	122,391
		333,696
Life Sciences Tools & Services — 0.3%
Applera Corp. - Applied Biosystems Group	2,619	90,722
Millipore Corp.(1)	653	49,497
PerkinElmer, Inc.	2,010	58,712
Thermo Fisher Scientific, Inc.(1)	5,968	344,473
Waters Corp.(1)	1,345	90,008
		633,412
Machinery — 1.8%
Caterpillar, Inc.	8,576	672,616
Cummins, Inc.	1,342	171,628
Danaher Corp.	3,276	270,958
Deere & Co.	3,030	449,713
Dover Corp.	2,911	148,315
Eaton Corp.	1,854	183,620
Illinois Tool Works, Inc.	5,742	342,453
Ingersoll-Rand Co. Ltd., Class A	4,306	234,548
ITT Corp.	2,512	170,640
PACCAR, Inc.	3,300	281,325
Pall Corp.	1,735	67,492
Parker-Hannifin Corp.	1,682	188,098
Terex Corp.(1)	1,400	124,628
		3,306,034
Media — 3.0%
CBS Corp., Class B	8,895	280,193
Clear Channel Communications, Inc.	5,560	208,166
Comcast Corp., Class A(1)	41,091	993,580
Dow Jones & Co., Inc.	937	55,939
E.W. Scripps Co., Class A	1,400	58,800
Gannett Co., Inc.	3,365	147,051
Interpublic Group Cos., Inc.(1)	5,651	58,657
McGraw-Hill Cos., Inc.	4,432	225,633
Meredith Corp.	690	39,537
New York Times Co., Class A	2,319	45,823
News Corp., Class A	31,800	699,282
Omnicom Group, Inc.	4,798	230,736
The DIRECTV Group, Inc.(1)	10,900	264,652
The Walt Disney Co.	27,496	945,587
Time Warner, Inc.	50,118	920,167
Tribune Co.	3,202	87,479
Viacom, Inc., Class B(1)	10,095	393,402
		5,654,684
Metals & Mining — 1.0%
Alcoa, Inc.	11,496	449,724
Allegheny Technologies, Inc.	1,448	159,208
Freeport-McMoran Copper & Gold, Inc., Class B	5,035	528,121
Newmont Mining Corp.	6,319	282,649
Nucor Corp.	4,270	253,937
United States Steel Corp.	1,492	158,062
		1,831,701
Multi-Utilities — 0.2%
NiSource, Inc.	4,276	81,843
Sempra Energy	3,727	216,613
		298,456
Multiline Retail — 0.9%
Big Lots, Inc.(1)	1,561	46,580
Dillards, Inc., Class A	1,201	26,218
Family Dollar Stores, Inc.	1,700	45,152
J.C. Penney Co., Inc.	3,029	191,948
Kohl’s Corp.(1)	4,580	262,571
Macy’s, Inc.	5,936	191,851
Nordstrom, Inc.	2,774	130,073
Sears Holdings Corp.(1)	863	109,774
Target Corp.	11,845	752,987
		1,757,154
Office Electronics — 0.1%
Xerox Corp.(1)	11,648	201,976
		201,976
Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	6,052	325,295
Apache Corp.	4,312	388,339
Chesapeake Energy Corp.	5,100	179,826
Chevron Corp.	29,134	2,726,360
ConocoPhillips	22,127	1,942,087
CONSOL Energy, Inc.	2,300	107,180
Devon Energy Corp.	5,842	486,054

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels — (continued)
El Paso Corp.	10,252	$173,976
EOG Resources, Inc.	3,148	227,695
Exxon Mobil Corp.	75,180	6,958,661
Hess Corp.	3,616	240,573
Marathon Oil Corp.	9,168	522,759
Murphy Oil Corp.	2,600	181,714
Occidental Petroleum Corp.	11,242	720,387
Peabody Energy Corp.	3,700	177,119
Spectra Energy Corp.	8,940	218,851
Sunoco, Inc.	1,438	101,782
Valero Energy Corp.	7,400	497,132
Williams Companies, Inc.	7,907	269,312
XTO Energy, Inc.	5,166	319,466
		16,764,568
Paper & Forest Products — 0.3%
International Paper Co.	6,447	231,254
MeadWestvaco Corp.	2,831	83,600
Weyerhaeuser Co.	2,511	181,545
		496,399
Personal Products — 0.2%
Avon Products, Inc.	5,746	215,647
Estee Lauder Companies, Inc., Class A	1,900	80,674
		296,321
Pharmaceuticals — 6.0%
Abbott Laboratories	20,416	1,094,706
Allergan, Inc.	3,770	243,052
Barr Pharmaceuticals, Inc.(1)	1,600	91,056
Bristol-Myers Squibb Co.	27,323	787,449
Eli Lilly & Co.	13,727	781,478
Forest Laboratories, Inc.(1)	4,293	160,086
Johnson & Johnson	39,270	2,580,039
King Pharmaceuticals, Inc.(1)	3,608	42,286
Merck & Co., Inc.	29,162	1,507,384
Mylan Laboratories, Inc.	2,400	38,304
Pfizer, Inc.	95,892	2,342,641
Schering-Plough Corp.	21,981	695,259
Watson Pharmaceuticals, Inc.(1)	840	27,216
Wyeth	17,640	785,862
		11,176,818
Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	1,513	68,282
Archstone-Smith Trust	2,900	174,406
AvalonBay Communities, Inc.	1,100	129,866
Boston Properties, Inc.	1,700	176,630
Developers Diversified Realty Corp.	1,700	94,979
Equity Residential	3,860	163,509
General Growth Properties, Inc.	3,300	176,946
Host Hotels & Resorts, Inc.	5,800	130,152
Kimco Realty Corp.	3,100	140,151
Plum Creek Timber Co., Inc.	2,659	119,017
ProLogis	3,578	237,400
Public Storage, Inc.	1,600	125,840
Simon Property Group, Inc.	2,960	296,000
Vornado Realty Trust	1,800	196,830
		2,230,008
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	2,600	72,384
		72,384
Road & Rail — 0.7%
Burlington Northern Santa Fe Corp.	4,663	378,496
CSX Corp.	6,074	259,542
Norfolk Southern Corp.	5,060	262,664
Ryder System, Inc.	810	39,690
Union Pacific Corp.	3,700	418,322
		1,358,714
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.(1)	7,469	98,591
Altera Corp.	4,786	115,247
Analog Devices, Inc.	3,168	114,555
Applied Materials, Inc.	19,299	399,489
Broadcom Corp., Class A(1)	6,292	229,281
Intel Corp.	77,314	1,999,340
KLA-Tencor Corp.	2,341	130,581
Linear Technology Corp.	4,550	159,205
LSI Corp.(1)	8,583	63,686
Maxim Integrated Products, Inc.	4,899	143,786
MEMC Electronic Materials, Inc.(1)	3,000	176,580
Microchip Technology, Inc.	2,900	105,328
Micron Technology, Inc.(1)	9,730	108,003
National Semiconductor Corp.	4,636	125,728
Novellus Systems, Inc.(1)	2,577	70,249
NVIDIA Corp.(1)	7,180	260,203
Teradyne, Inc.(1)	2,493	34,403
Texas Instruments, Inc.	17,780	650,570
Xilinx, Inc.	3,539	92,509
		5,077,334
Software — 3.2%
Adobe Systems, Inc.(1)	7,500	327,450
Autodesk, Inc.(1)	3,050	152,408
BMC Software, Inc.(1)	2,899	90,536
CA, Inc.	6,048	155,555
Citrix Systems, Inc.(1)	2,659	107,211
Compuware Corp.(1)	5,272	42,281
Electronic Arts, Inc.(1)	4,446	248,932
Intuit, Inc.(1)	5,084	154,045
Microsoft Corp.	109,376	3,222,217
Novell, Inc.(1)	6,727	51,394
Oracle Corp.(1)	52,099	1,127,943
Symantec Corp.(1)	12,731	246,727
		5,926,699
Specialty Retail — 1.5%
Abercrombie & Fitch Co., Class A	1,200	96,840
AutoNation, Inc.(1)	1,589	28,157
AutoZone, Inc.(1)	433	50,289
Bed, Bath & Beyond, Inc.(1)	3,734	127,404
Best Buy Co., Inc.	5,034	231,665
Circuit City Stores, Inc.	1,629	12,885
Gap, Inc.	6,090	112,300
Limited Brands, Inc.	4,455	101,975
Lowe’s Companies, Inc.	19,606	549,360
Office Depot, Inc.(1)	3,930	81,037
OfficeMax, Inc.	954	32,693
RadioShack Corp.	1,965	40,597
Sherwin-Williams Co.	1,665	109,407
Staples, Inc.	7,479	160,724
The Home Depot, Inc.	22,867	741,805
Tiffany & Co.	1,683	88,105
TJX Cos., Inc.	6,669	193,868
		2,759,111

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS S&P 500 Index Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(1)	4,800	$226,896
Jones Apparel Group, Inc.	1,639	34,632
Liz Claiborne, Inc.	1,164	39,960
NIKE, Inc., Class B	5,012	294,004
Polo Ralph Lauren Corp.	900	69,975
V.F. Corp.	1,473	118,945
		784,412
Thrifts & Mortgage Finance — 1.1%
Countrywide Financial Corp.	7,754	147,403
Federal Home Loan Mortgage Corp.	8,895	524,894
Federal National Mortgage Association	12,954	787,733
Hudson City Bancorp, Inc.	7,200	110,736
MGIC Investment Corp.	1,232	39,806
Sovereign Bancorp, Inc.	5,355	91,249
Washington Mutual, Inc.	11,764	415,387
		2,117,208
Tobacco — 1.2%
Altria Group, Inc.	27,965	1,944,407
Reynolds American, Inc.	2,490	158,339
UST, Inc.	2,362	117,155
		2,219,901
Trading Companies & Distributors — 0.0%
W.W. Grainger, Inc.	944	86,083
		86,083
Wireless Telecommunication Services — 0.5%
ALLTEL Corp.	4,414	307,567
Sprint Nextel Corp.	36,919	701,461
		1,009,028
Total Common Stocks (Cost $141,444,118)		182,422,139

	Principal Amount	Value
U.S. Government Securities — 0.1%
U.S. Treasury Bills — 0.1%
United States Treasury Bill:
2.60% due 11/15/2007 (2)	$110,000	109,643
3.687% due 12/27/2007(2)	10,000	9,911
5.887% due 12/6/2007(2)	30,000	29,676
		149,230
Total U.S. Government Securities (Cost $149,319)		149,230

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	5	210
RS Emerging Growth Fund, Class Y(3)	20	837
RS Emerging Markets Fund, Class A(3)	8	233
RS Global Natural Resources Fund, Class Y(3)	64	2,467
RS Growth Fund, Class Y(3)	46	811
RS Investors Fund, Class Y(3)	116	1,416
RS MidCap Opportunities Fund, Class Y(3)	39	664
RS Partners Fund, Class Y(3)	19	680
RS Smaller Company Growth Fund, Class Y(3)	20	466
RS Value Fund, Class Y(3)	14	420
Total Other Investments (Cost $7,755)		8,204

September 30, 2007 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.9%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $3,471,345, due 10/01/07, collateralized by $3,470,000 in FHLMC, 5.45%, due 9/02/11, with a value of $3,539,400	$3,470,000	$3,470,000
Total Repurchase Agreements (Cost $3,470,000)		3,470,000
Total Investments — 100.1% (Cost $145,071,192)		186,049,573
Other Liabilities, Net — (0.1)%		(153,369)
Total Net Assets — 100.0%		$185,896,204

(1)	Non income-producing security.

(2)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Appreciation
Purchased Futures Contracts
S & P 500 INDEX	9	12/2007	$3,461	$104,655

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Asset Allocation Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 2.6%
Aerospace & Defense — 0.1%
Honeywell International, Inc.	536	$31,876
Lockheed Martin Corp.	246	26,688
Northrop Grumman Corp.	112	8,736
Raytheon Co.	424	27,060
The Boeing Co.	244	25,618
United Technologies Corp.	436	35,089
		155,067
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., Class B	419	31,467
		31,467
Automobiles — 0.0%
Ford Motor Co.(1)	535	4,542
General Motors Corp.	338	12,405
Harley-Davidson, Inc.	319	14,741
		31,688
Beverages — 0.1%
Anheuser-Busch Companies, Inc.	338	16,897
Coca-Cola Co.	195	11,207
PepsiCo, Inc.	367	26,886
		54,990
Biotechnology — 0.0%
Amgen, Inc.(1)	342	19,347
Biogen Idec, Inc.(1)	117	7,761
		27,108
Building Products — 0.0%
Masco Corp.	508	11,770
		11,770
Capital Markets — 0.1%
Ameriprise Financial, Inc.	194	12,243
Bank of New York Mellon Corp.	683	30,147
Lehman Brothers Holdings, Inc.	160	9,877
Merrill Lynch & Co., Inc.	210	14,969
Morgan Stanley	252	15,876
State Street Corp.	57	3,885
The Charles Schwab Corp.	48	1,037
The Goldman Sachs Group, Inc.	100	21,674
		109,708
Chemicals — 0.1%
Dow Chemical Co.	267	11,497
E.I. du Pont de Nemours and Co.	335	16,602
Monsanto Co.	200	17,148
Rohm & Haas Company	170	9,464
		54,711
Commercial Banks — 0.1%
BB&T Corp.	172	6,947
Fifth Third Bancorp	117	3,964
KeyCorp	310	10,022
U.S. Bancorp	712	23,161
Wachovia Corp.	492	24,674
Wells Fargo & Co.	1,100	39,182
		107,950
Commercial Services & Supplies — 0.0%
Cintas Corp.	307	11,390
Waste Management, Inc.	479	18,077
		29,467
Communications Equipment — 0.1%
Cisco Systems, Inc.(1)	2,325	76,981
Corning, Inc.	582	14,346
Motorola, Inc.	675	12,508
QUALCOMM, Inc.	568	24,003
		127,838
Computers & Peripherals — 0.1%
Dell, Inc.(1)	776	21,417
EMC Corp.	886	18,429
Hewlett-Packard Co.	815	40,579
International Business Machines Corp.	100	11,780
Sun Microsystems, Inc.(1)	4,116	23,091
		115,296
Consumer Finance — 0.1%
American Express Co.	972	57,708
Capital One Financial Corp.	146	9,699
Discover Financial Services	126	2,621
SLM Corp.	165	8,195
		78,223
Diversified Financial Services — 0.1%
Bank of America Corp.	1,320	66,356
Citigroup, Inc.	1,073	50,077
JPMorgan Chase & Co.	466	21,352
		137,785
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	1,948	82,420
Embarq Corp.	85	4,726
Verizon Communications	1,071	47,424
Windstream Corp.	376	5,309
		139,879
Electric Utilities — 0.1%
Duke Energy Corp.	404	7,551
Exelon Corp.	250	18,840
FPL Group, Inc.	128	7,792
Progress Energy, Inc.	195	9,136
Public Service Enterprise Group, Inc.	82	7,215
Southern Co.	100	3,628
		54,162
Electrical Equipment — 0.0%
Cooper Industries Ltd., Class A	200	10,218
Tyco International Ltd.	81	3,592
		13,810
Electronic Equipment & Instruments — 0.0%
Solectron Corp.(1)	2,123	8,280
		8,280
Energy Equipment & Services — 0.0%
Baker Hughes, Inc.	105	9,489
Schlumberger Ltd.	362	38,010
		47,499
Food & Staples Retailing — 0.0%
Kroger Co.	409	11,665
Safeway, Inc.	299	9,900
Supervalu, Inc.	152	5,929
Wal-Mart Stores, Inc.	200	8,730
		36,224
Food Products — 0.1%
Archer-Daniels-Midland Co.	294	9,726
Campbell Soup Co.	321	11,877
ConAgra Foods, Inc.	162	4,233
General Mills, Inc.	128	7,425
H.J. Heinz Co.	224	10,349
Kellogg Co.	212	11,872
Kraft Foods, Inc., Class A	426	14,701

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Asset Allocation Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Food Products — (continued)
The Hershey Co.	234	$10,860
Wm. Wrigley Jr. Co.	61	3,918
		84,961
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	328	18,460
Becton, Dickinson and Co.	22	1,805
Boston Scientific Corp.(1)	632	8,816
C.R. Bard, Inc.	272	23,988
Covidien Ltd.(1)	81	3,361
Medtronic, Inc.	256	14,441
St. Jude Medical, Inc.(1)	184	8,109
Stryker Corp.	100	6,876
Zimmer Holdings, Inc.(1)	84	6,803
		92,659
Health Care Providers & Services — 0.0%
AmerisourceBergen Corp.	96	4,352
Cigna Corp.	138	7,354
McKesson Corp.	78	4,586
Tenet Healthcare Corp.(1)	1,512	5,080
WellPoint, Inc.(1)	258	20,361
		41,733
Hotels, Restaurants & Leisure — 0.0%
Carnival Corp.	90	4,359
McDonald’s Corp.	551	30,013
Starbucks Corp.(1)	386	10,113
Wyndham Worldwide Corp.	159	5,209
		49,694
Household Products — 0.1%
Kimberly-Clark Corp.	55	3,864
Procter & Gamble Co.	974	68,511
		72,375
Independent Power Producers & Energy Traders — 0.0%
The AES Corp.(1)	1,368	27,415
TXU Corp.	184	12,598
		40,013
Industrial Conglomerates — 0.1%
3M Co.	236	22,085
General Electric Co.	703	29,104
Tyco Electronics Ltd.	81	2,870
		54,059
Information Technology Services — 0.0%
Automatic Data Processing, Inc.	242	11,115
Electronic Data Systems Corp.	625	13,650
Paychex, Inc.	257	10,537
Western Union Co.	116	2,433
		37,735
Insurance — 0.1%
AFLAC, Inc.	153	8,727
Allstate Corp.	208	11,895
American International Group, Inc.	615	41,605
Chubb Corp.	362	19,418
Loews Corp.	258	12,474
Marsh & McLennan Cos., Inc.	164	4,182
MetLife, Inc.	100	6,973
Progressive Corp.	512	9,938
The Travelers Companies, Inc.	387	19,482
		134,694
Internet Software & Services — 0.0%
Yahoo! Inc.(1)	384	10,307
		10,307
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	49	1,311
Mattel, Inc.	448	10,510
		11,821
Machinery — 0.0%
Caterpillar, Inc.	252	19,764
Deere & Co.	100	14,842
		34,606
Media — 0.1%
CBS Corp., Class B	374	11,781
Clear Channel Communications, Inc.	1,046	39,162
Comcast Corp., Class A(1)	925	22,367
Gannett Co., Inc.	29	1,267
New York Times Co., Class A	495	9,781
The Walt Disney Co.	967	33,255
Time Warner, Inc.	1,112	20,416
Tribune Co.	77	2,104
Viacom, Inc., Class B(1)	374	14,575
		154,708
Metals & Mining — 0.0%
Alcoa, Inc.	264	10,328
		10,328
Multiline Retail — 0.0%
Kohl’s Corp.(1)	202	11,581
Target Corp.	281	17,863
		29,444
Oil, Gas & Consumable Fuels — 0.3%
Anadarko Petroleum Corp.	412	22,145
Chevron Corp.	774	72,431
ConocoPhillips	578	50,731
El Paso Corp.	236	4,005
Exxon Mobil Corp.	1,900	175,864
Spectra Energy Corp.	202	4,945
		330,121
Personal Products — 0.0%
Avon Products, Inc.	100	3,753
		3,753
Pharmaceuticals — 0.2%
Allergan, Inc.	232	14,957
Bristol-Myers Squibb Co.	962	27,725
Eli Lilly & Co.	449	25,562
Johnson & Johnson	672	44,150
King Pharmaceuticals, Inc.(1)	279	3,270
Pfizer, Inc.	1,915	46,783
Schering-Plough Corp.	475	15,024
		177,471
Real Estate Investment Trusts — 0.0%
Plum Creek Timber Co., Inc.	483	21,619
Simon Property Group, Inc.	172	17,200
		38,819
Road & Rail — 0.0%
Burlington Northern Santa Fe Corp.	152	12,338
Union Pacific Corp.	100	11,306
		23,644
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc.	54	1,953

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Asset Allocation Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment — (continued)
Applied Materials, Inc.	548	$11,344
Broadcom Corp., Class A(1)	432	15,742
Intel Corp.	1,330	34,394
KLA-Tencor Corp.	448	24,989
Linear Technology Corp.	249	8,712
Maxim Integrated Products, Inc.	494	14,499
Micron Technology, Inc.(1)	702	7,792
Texas Instruments, Inc.	1,003	36,700
		156,125
Software — 0.1%
Adobe Systems, Inc.(1)	204	8,906
CA, Inc.	490	12,603
Microsoft Corp.	2,445	72,030
Symantec Corp.(1)	379	7,345
		100,884
Specialty Retail — 0.1%
Bed, Bath & Beyond, Inc.(1)	316	10,782
Best Buy Co., Inc.	100	4,602
Gap, Inc.	247	4,555
Lowe’s Companies, Inc.	630	17,653
Staples, Inc.	648	13,925
		51,517
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., Class B	710	41,649
		41,649
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association	350	21,283
Washington Mutual, Inc.	345	12,182
		33,465
Tobacco — 0.1%
Altria Group, Inc.	616	42,831
UST, Inc.	209	10,366
		53,197
Wireless Telecommunication Services — 0.0%
ALLTEL Corp.	364	25,364
Sprint Nextel Corp.	410	7,790
		33,154
Total Common Stocks (Cost $2,745,570)		3,275,858

	Shares	Value
Mutual Fund — 95.7%
Funds — 95.7%
RS S&P 500 Index Fund, Class A(2)	11,208,305	118,359,701
Total Mutual Fund (Cost $97,598,472)		118,359,701

	Principal Amount	Value
U.S. Government Securities — 1.2%
U.S. Treasury Bills — 1.2%
United States Treasury Bill:
2.43% due 11/15/2007(3)	$260,000	259,210
3.59% due 11/29/2007(3)	610,000	606,408
3.60% due 12/20/2007(3)	300,000	297,603
3.75% due 12/20/2007(3)	50,000	49,584
4.82% due 10/4/2007(3)	60,000	59,976
5.89% due 12/6/2007(3)	200,000	197,841
Total U.S. Government Securities (Cost $1,470,622)		1,470,622

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)	4	146
RS Emerging Growth Fund, Class Y(4)	14	581
RS Emerging Markets Fund, Class A(4)	5	160
RS Global Natural Resources Fund, Class Y(4)	45	1,710
RS Growth Fund, Class Y(4)	32	563
RS Investors Fund, Class Y(4)	80	984
RS MidCap Opportunities Fund, Class Y(4)	27	461
RS Partners Fund, Class Y(4)	13	470
RS Smaller Company Growth Fund, Class Y(4)	14	323
RS Value Fund, Class Y(4)	10	292
Total Other Investments (Cost $5,375)		5,690

	Principal Amount	Value
Repurchase Agreements — 0.5%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $625,242, due 10/1/07, collateralized by $635,000 in FHLB, 4.00%, due 5/21/13, with a value of $638,175 $	$625,000	625,000
Total Repurchase Agreements (Cost $625,000)		625,000
Total Investments — 100.0% (Cost $102,445,039)		123,736,871
Other Liabilities, Net — 0.0%		(36,158)
Total Net Assets — 100.0%		$123,700,713

(1)	Non income-producing security.

(2)	Affiliated issuer. See Notes to Schedule of Investments.

(3)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Depreciation
Written Futures Contracts
S&P 500 INDEX	(89)	12/2007	$(34,223)	$(1,127,147)

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Investment Quality Bond Fund

September 30, 2007 (unaudited)	Principal Amount	Value
Asset Backed Securities — 5.3%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	$1,331,806	$1,282,848
Amresco Residential Securities Mortgage Loan Trust 1997-1 MIF 7.42% due 3/25/2027	26,203	26,093
Carmax Auto Owner Trust 2005-1 A4 4.35% due 3/15/2010	1,264,000	1,254,484
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	167,487	158,587
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	461,019	444,179
Countrywide Asset-Backed Certificates Trust 2004-S1 A2 3.872% due 3/25/2020(1)	90,480	86,703
Nissan Auto Receivables Owner Trust 2005-A A4 3.82% due 7/15/2010	1,400,000	1,386,426
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5 4.66% due 2/25/2032	300,000	294,968
2003-RS7 AI4 5.09% due 2/25/2031(1)	399,315	395,750
Residential Funding Mortgage Securities Trust 2003-HS3 AI2 3.15% due 7/25/2018(1)	103,178	102,487
Vanderbilt Acquisition Loan Trust 2002-1 A3 5.70% due 9/7/2023(1)	677,519	680,131
Total Asset Backed Securities (Cost $6,201,050)		6,112,656

	Principal Amount	Value
Collateralized Mortgage Obligations — 23.4%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	1,761,203	1,746,344
Banc of America Funding Corp. 2006-3 5A5 5.50% due 3/25/2036	1,001,454	988,331
Banc of America Mortgage Securities, Inc. 2004-F 2A6 4.146% due 7/25/2034(1)	330,000	325,062
Citigroup Mortgage Loan Trust 2005-8 2A5 5.50% due 9/25/2035	505,945	506,752
Citimortgage Alternative Loan Trust 2006-A4 1A9 6.00% due 9/25/2036	588,548	592,413
Countrywide Alternative Loan Trust 2004-35T2 A1
6.00% due 2/25/2035	944,146	957,979
2006-19CB A15 6.00% due 8/25/2036	1,056,780	1,068,592
2006-45T1 1A7 6.00% due 2/25/2037	917,149	902,734
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	818,437	827,596
FHLMC 2663 VQ 5.00% due 6/15/2022	400,000	377,988
1534 Z 5.00% due 6/15/2023	520,258	517,307
2500 TD 5.50% due 2/15/2016	88,410	88,552
3227 PR 5.50% due 9/15/2035	2,300,000	2,251,447
FNMA 2006-45 AC 5.50% due 6/25/2036	557,706	554,527
2002-52 PB 6.00% due 2/25/2032	1,500,000	1,515,816
GNMA 1997-19 PG 6.50% due 12/20/2027	1,500,164	1,524,768
J.P. Morgan Mortgage Trust 2005-S2 2A15 6.00% due 9/25/2035	2,171,332	2,158,440
Mastr Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	918,000	892,834
Residential Accredit Loans, Inc. 2007-QS1 1A1 6.00% due 1/25/2037	1,230,280	1,248,959
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	1,078,385	1,079,396
Residential Funding Mortgage Securities Trust 2006-S3 A7 5.50% due 3/25/2036	1,511,591	1,480,789
Wells Fargo Mortgage Backed Securities Trust 2003-11 1A3 4.75% due 10/25/2018	1,500,000	1,485,883
2005-5 1A1 5.00% due 5/25/2020	1,721,575	1,676,923
2006-1 A3 5.00% due 3/25/2021	1,081,030	1,042,857
2003-2 A7 5.25% due 2/25/2018	1,100,000	1,081,175
Total Collateralized Mortgage Obligations (Cost $27,118,070)		26,893,464

	Principal Amount	Value
Commercial Mortgage Backed Securities — 8.4%
Bear Stearns Commercial Mortgage Securities 2006-T24 AM 5.568% due 10/12/2041(1)	750,000	737,890
Chase Commercial Mortgage Securities Corp. 1998-2 A2 6.39% due 11/18/2030	270,862	273,311
Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035(2)	1,500,000	1,472,145
First Union National Bank Commercial Mortgage Trust 2000-C2 A1 6.94% due 10/15/2032	10,535	10,521

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Investment Quality Bond Fund (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Commercial Mortgage Backed Securities - (continued)
Four Times Square Trust 2000-4TS A2 7.795% due 4/15/2015(2)	$1,560,000	$1,676,491
GMAC Commercial Mortgage Securities, Inc. 2006 C1 AM 5.29% due 11/10/2045(1)	572,000	554,836
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4 4.936% due 8/15/2042(1)	1,000,000	965,348
2005-LDP5 A4 5.345% due 12/15/2044(1)	720,000	711,812
2001-C1 A3 5.857% due 10/12/2035	1,000,000	1,025,852
J.P. Morgan Commercial Mortgage Finance Corp. 2000-C9 A2 7.77% due 10/15/2032	1,087,373	1,136,598
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(1)	1,110,000	1,070,223
Total Commercial Mortgage Backed Securities (Cost $9,620,842)		9,635,027

	Principal Amount	Value
Corporate Bonds — 20.0%
Aerospace & Defense — 0.4%
General Dynamics Corp. 4.50% due 8/15/2010	200,000	197,182
L-3 Communications Corp. 6.125% due 1/15/2014	250,000	245,000
		442,182
Automotive — 0.4%
DaimlerChrysler NA Holdings
4.05% due 6/4/2008	200,000	197,809
6.50% due 11/15/2013	80,000	82,954
TRW, Inc. 7.75% due 6/1/2029	150,000	176,888
		457,651
Building Materials — 0.3%
CRH America, Inc. 6.00% due 9/30/2016	350,000	340,073
		340,073
Diversified Manufacturing — 0.5%
Siemens Financieringsmat N.V. 6.125% due 8/17/2026 (2)	200,000	200,806
United Technologies Corp.
4.375% due 5/1/2010	100,000	98,938
4.875% due 5/1/2015	300,000	288,786
		588,530
Electric — 0.4%
Nevada Power Co. 6.65% due 4/1/2036	150,000	148,900
PacifiCorp 5.25% due 6/15/2035	100,000	87,278
PPL Electric Utilities Corp.
6.45% due 8/15/2037	250,000	253,708
		489,886
Energy — 0.8%
Anadarko Petroleum Corp. 6.45% due 9/15/2036	125,000	123,062
Canadian Natural Resources Ltd. 6.25% due 3/15/2038	150,000	144,701
RAS Laffan Liquefied Natural Gas Co., Ltd. 3.437% due 9/15/2009(2)	232,800	230,479
Western Oil Sands, Inc. 8.375% due 5/1/2012	350,000	386,312
		884,554
Energy-Refining — 0.1%
Tosco Corp. 8.125% due 2/15/2030	125,000	151,980
		151,980
Entertainment — 0.5%
Time Warner, Inc. 7.57% due 2/1/2024	350,000	377,435
Viacom, Inc. 6.875% due 4/30/2036	200,000	199,167
		576,602
Finance Companies — 1.2%
Capital One Bank Co. 5.75% due 9/15/2010	200,000	202,026
General Electric Capital Corp. 6.75% due 3/15/2032	200,000	220,195
GMAC LLC 5.125% due 5/9/2008	400,000	396,833
Household Finance Corp. 6.375% due 11/27/2012	400,000	413,849
SLM Corp. 4.00% due 1/15/2009	200,000	192,763
		1,425,666
Financial — 1.4%
Bear Stearns Cos., Inc. 6.40% due 10/2/2017	100,000	99,556
Goldman Sachs Group, Inc. 5.125% due 1/15/2015	400,000	384,065
Lehman Brothers Holdings Capital Trust VII 5.857% due 5/13/2012(3)	200,000	190,543
Lehman Brothers Holdings, Inc. 6.50% due 7/19/2017	125,000	126,680
Merrill Lynch & Co.
5.00% due 1/15/2015	250,000	236,843
6.05% due 8/15/2012	250,000	256,330
Morgan Stanley
4.00% due 1/15/2010	150,000	146,546
4.75% due 4/1/2014	200,000	187,864
		1,628,427
Financial - Banks — 3.7%
American Express Bank FSB 6.00% due 9/13/2017	250,000	248,741
Bank of America Corp. 4.875% due 9/15/2012	400,000	391,460
BB&T Corp. 4.90% due 6/30/2017	300,000	276,719
Citigroup, Inc.
4.625% due 8/3/2010	400,000	396,791
5.00% due 9/15/2014	250,000	240,980
6.00% due 8/15/2017	250,000	255,806
City National Corp. 5.125% due 2/15/2013	300,000	289,505

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Investment Quality Bond Fund (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Financial - Banks — (continued)
Credit Suisse First Boston USA, Inc. 6.50% due 1/15/2012	$200,000	$209,017
Deutsche Bank AG London 6.00% due 9/1/2017	200,000	202,584
HSBC USA, Inc. 4.625% due 4/1/2014	200,000	186,654
J.P. Morgan Chase Capital XXII 6.45% due 2/2/2037	100,000	92,156
JPMorgan Chase & Co. 5.75% due 1/2/2013	200,000	202,821
PNC Funding Corp. 5.50% due 9/28/2012	200,000	200,257
Sovereign Bank, Inc. 5.125% due 3/15/2013	150,000	142,972
Wachovia Capital Trust III 5.80% due 3/15/2011(3)	300,000	297,987
Wachovia Corp. 5.25% due 8/1/2014	200,000	196,010
Washington Mutual Bank, FA 5.65% due 8/15/2014	150,000	144,393
Wells Fargo Bank NA 5.75% due 5/16/2016	300,000	302,581
		4,277,434
Food & Beverage — 0.4%
Diageo Capital PLC 5.50% due 9/30/2016	125,000	122,141
Kellogg Co. 2.875% due 6/1/2008	300,000	295,008
		417,149
Health Care — 0.2%
Fisher Scientific International, Inc. 6.125% due 7/1/2015	200,000	196,352
		196,352
Home Construction — 0.1%
Ryland Group, Inc. 5.375% due 6/1/2008	150,000	148,078
		148,078
Insurance — 1.3%
Allied World Assurance Co. Hldgs., Ltd. 7.50% due 8/1/2016	100,000	104,842
AXA SA 6.463% due 12/14/2018(2)(3)	200,000	184,745
Liberty Mutual Group, Inc. 7.50% due 8/15/2036(2)	100,000	102,503
MetLife, Inc. 6.40% due 12/15/2036(1)	250,000	237,713
Symetra Financial Corp. 6.125% due 4/1/2016(2)	300,000	299,900
UnitedHealth Group, Inc.
5.375% due 3/15/2016	175,000	170,308
6.50% due 6/15/2037 (2)	125,000	125,974
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015 (2)	300,000	305,964
		1,531,949
Media—Cable — 0.8%
Comcast Cable Communications, Inc. 6.875% due 6/15/2009	250,000	256,867
Comcast Corp.
6.45% due 3/15/2037	275,000	271,489
6.50% due 1/15/2017	200,000	206,312
Time Warner Cable, Inc. 5.85% due 5/1/2017(2)	200,000	194,442
		929,110
Media - NonCable — 0.2%
News America Holdings, Inc. 8.00% due 10/17/2016	150,000	170,861
		170,861
Metals & Mining — 0.5%
Noranda, Inc. 6.00% due 10/15/2015	200,000	202,036
Steel Dynamics, Inc. 6.75% due 4/1/2015(2)	150,000	144,750
United States Steel Corp. 6.65% due 6/1/2037	150,000	138,383
Vale Overseas Ltd. 6.875% due 11/21/2036	100,000	103,027
		588,196
Natural Gas-Pipelines — 0.1%
Enterprise Products Operating LP 8.375% due 8/1/2066(1)	100,000	102,775
		102,775
Noncaptive Consumer — 0.1%
Residential Capital LLC 7.125% due 11/21/2008(1)	150,000	134,250
		134,250
Paper & Forest Products — 0.1%
Weyerhaeuser Co. 6.75% due 3/15/2012	75,000	77,864
		77,864
Pharmaceuticals — 0.6%
Amgen, Inc. 5.85% due 6/1/2017(2)	200,000	198,093
AstraZeneca PLC 6.45% due 9/15/2037	150,000	155,530
Genentech, Inc. 4.75% due 7/15/2015	150,000	141,428
Schering-Plough Corp. 5.55% due 12/1/2013(1)	125,000	124,161
Wyeth 5.95% due 4/1/2037	125,000	120,628
		739,840
Railroads — 0.4%
CSX Corp. 4.875% due 11/1/2009	150,000	149,349
Norfolk Southern Corp. 6.75% due 2/15/2011	300,000	313,478
		462,827
Real Estate Investment Trusts — 1.5%
ERP Operating LP 5.375% due 8/1/2016	200,000	187,314
Federal Realty Investment Trust 6.20% due 1/15/2017	150,000	148,815
Highwoods Realty Ltd. 5.85% due 3/15/2017	150,000	142,145
Liberty Property LP 7.25% due 3/15/2011	200,000	208,245
PPF Funding, Inc. 5.35% due 4/15/2012 (2)	200,000	198,267

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Investment Quality Bond Fund (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts — (continued)
Regency Centers LP 6.75% due 1/15/2012	$100,000	$103,765
Simon Property Group LP 5.25% due 12/1/2016	200,000	187,119
USB Realty Corp. 6.091% due 1/15/2012 (2)(3)	250,000	240,138
Westfield Group 5.40% due 10/1/2012 (2)	250,000	247,131
		1,662,939
Retailers — 0.2%
CVS Caremark Corp. 5.75% due 6/1/2017	125,000	122,006
Wal-Mart Stores, Inc. 4.50% due 7/1/2015	150,000	140,077
		262,083
Supermarkets — 0.1%
Kroger Co. 7.50% due 4/1/2031	100,000	110,160
		110,160
Technology — 0.4%
Cisco Systems, Inc. 5.50% due 2/22/2016	125,000	124,164
International Business Machines Corp. 5.70% due 9/14/2017	100,000	100,524
National Semiconductor Corp. 6.60% due 6/15/2017	250,000	256,082
		480,770
Utilities-Electric — 1.1%
Alabama Power Co. 5.65% due 3/15/2035	300,000	267,955
Exelon Corp. 4.45% due 6/15/2010	200,000	195,575
Florida Power & Light Co. 4.95% due 6/1/2035	200,000	170,187
Pacific Gas & Electric Co. 6.05% due 3/1/2034	100,000	98,209
Potomac Edison Co. 5.35% due 11/15/2014	300,000	290,181
Public Service Electric Gas Co. 5.125% due 9/1/2012	200,000	197,924
		1,220,031
Utilities-Electric & Water — 0.4%
Public Service Co. of New Mexico 4.40% due 9/15/2008	500,000	495,252
		495,252
Wireless Communications — 0.5%
New Cingular Wireless Services, Inc. 8.125% due 5/1/2012	400,000	443,543
Vodafone Group PLC 6.15% due 2/27/2037	100,000	95,959
		539,502
Wireline Communications — 1.3%
AT&T, Inc. 6.80% due 5/15/2036	150,000	160,540
Deutsche Telekom International Finance BV
8.25% due 6/15/2030(1)	250,000	306,041
France Telecom S.A.
7.75% due 3/1/2011(1)	325,000	349,350
8.50% due 3/1/2031(1)	115,000	147,811
Sprint Capital Corp. 6.90% due 5/1/2019	200,000	200,791
Telecom Italia Capital 5.25% due 10/1/2015	150,000	142,399
Verizon Communications, Inc. 5.55% due 2/15/2016	225,000	222,776
		1,529,708
Total Corporate Bonds (Cost $23,307,216)		23,062,681

	Principal Amount	Value
Mortgage Pass-Through Securities — 22.6%
FHLMC
5.50% due 9/1/2034 -12/1/2036	7,144,438	7,003,664
7.00% due 8/1/2008	255	257
FNMA
5.00% due 3/1/2022 -2/1/2037	5,564,870	5,359,243
5.274% due 6/1/2036 (1)	912,059	912,323
5.50% due 4/1/2022 -8/1/2037	6,097,956	5,983,879
5.78% due 12/1/2036 (1)	987,879	998,439
6.00% due 8/1/2021 -10/1/2036	1,224,671	1,234,470
6.201% due 8/1/2046 (1)	947,035	964,122
6.50% due 1/1/2013 -9/1/2037	2,058,322	2,098,744
7.00% due 2/1/2009 -6/1/2032	354,715	368,625
7.50% due 5/1/2027 -2/1/2031	262,429	275,253
8.00% due 6/1/2030 -9/1/2030	93,391	98,432
GNMA
6.00% due 12/15/2033	241,142	243,133
6.50% due 4/15/2033	424,531	435,043
Total Mortgage Pass-Through Securities (Cost $25,910,796)		25,975,627

	Principal Amount	Value
Sovereign Debt Securities — 0.6%
Pemex Project Funding Master Trust 7.875% due 2/1/2009	350,000	361,415
Quebec Province 4.60% due 5/26/2015	250,000	242,166
United Mexican States 4.625% due 10/8/2008	100,000	99,550
Total Sovereign Debt Securities (Cost $700,300)		703,131

	Principal Amount	Value
Taxable Municipal Securities — 0.1%
Oregon — 0.1%
Oregon School Board Association 4.759% due 6/30/2028	200,000	182,256
		182,256
Total Taxable Municipal Securities (Cost $200,000)		182,256

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Investment Quality Bond Fund (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
U.S. Government Securities — 18.3%
U.S. Government Agency Securities — 4.9%
FHLB 5.125% due 7/17/2018	$2,590,000	$2,521,536
FHLMC 5.00% due 7/2/2018	1,418,000	1,372,868
FNMA 4.375% due 7/17/2013	1,850,000	1,812,519
		5,706,923
U.S. Treasury Bonds — 5.1%
U.S. Treasury Bonds
4.75% due 2/15/2037	770,000	759,352
6.25% due 8/15/2023	500,000	574,414
7.125% due 2/15/2023	1,350,000	1,675,477
7.25% due 8/15/2022	660,000	825,000
8.00% due 11/15/2021	200,000	263,781
8.125% due 8/15/2019	1,335,000	1,738,942
		5,836,966
U.S. Treasury Notes — 8.3%
U.S. Treasury Notes
4.00% due 8/31/2009	27,000	27,019
4.125% due 8/31/2012	2,000,000	1,991,876
4.25% due 9/30/2012	1,800,000	1,801,546
4.50% due 5/15/2017	565,000	561,822
4.75% due 8/15/2017	4,865,000	4,930,376
4.875% due 6/30/2012	200,000	205,594
		9,518,233
Total U.S. Government Securities (Cost $20,776,260)		21,062,122

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)	3	130
RS Emerging Growth Fund, Class Y(4)	12	518
RS Emerging Markets Fund, Class A(4)	5	144
RS Global Natural Resources Fund, Class Y(4)	40	1,527
RS Growth Fund, Class Y(4)	29	502
RS Investors Fund, Class Y(4)	72	876
RS MidCap Opportunities Fund, Class Y(4)	24	411
RS Partners Fund, Class Y(4)	12	422
RS Smaller Company Growth Fund, Class Y(4)	12	288
RS Value Fund, Class Y(4)	9	261
Total Other Investments (Cost $4,803)		5,079

	Principal Amount	Value
Repurchase Agreements — 0.8%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $903,350, due 10/1/07, collateralized by $915,000 in FHLB, 4.25%, due 10/5/11, with a value of $921,863	$903,000	903,000
Total Repurchase Agreements (Cost $903,000)		903,000
Total Investments — 99.5% (Cost $114,742,337)		114,535,043
Other Assets, Net — 0.5%		523,252
Total Net Assets — 100.0%		$115,058,295

(1)	Interest accrual can change due to structural features. The rate shown is the rate in effect at September 30, 2007.

(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $5,821,828, representing 5.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Maturity date is perpetual. Maturity date presented represents the next call date.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Low Duration Bond Fund

September 30, 2007 (unaudited)	Principal Amount	Value
Asset Backed Securities — 18.7%
American Express Credit Account Master Trust 2004-3 A 4.35% due 12/15/2011	$360,000	$357,711
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033 (1)	302,886	291,751
Bank One Issuance Trust 2003-A7 A7 3.35% due 3/15/2011	340,000	335,801
Capital Auto Receivables Asset Trust 2006-SN1A A3 5.31% due 10/20/2009 (2)	520,000	519,927
Carmax Auto Owner Trust 2005-1 A4 4.35% due 3/15/2010	390,000	387,064
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	421,110	398,734
Chase Issuance Trust 2007-A15 A 4.96% due 9/17/2012	580,000	580,522
Chase Manhattan Auto Owner Trust 2005-A A3 3.87% due 6/15/2009	295,105	293,127
Citibank Credit Card Master Trust I 1999-2 A 5.875% due 3/10/2011	550,000	557,827
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033 (1)	345,517	332,896
Countrywide Asset-Backed Certificates Trust 2004-S1 A2 3.872% due 3/25/2020 (1)	125,113	119,890
Ford Credit Auto Owner Trust 2005-B A4 4.38% due 1/15/2010	565,000	561,920
Nissan Auto Receivables Owner Trust 2005-A A4 3.82% due 7/15/2010	445,000	440,686
PSE&G Transition Funding LLC 2001-1 A5 6.45% due 3/15/2013	500,000	519,013
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5 4.66% due 2/25/2032	510,000	501,446
2002-RS4 AI5 6.163% due 8/25/2032 (1)	54,818	53,982
Residential Funding Mortgage Securities Trust 2003-HS3 AI2 3.15% due 7/25/2018	38,047	37,792
World Omni Auto Receivables Trust 2005-A A4 3.82% due 11/12/2011	587,000	580,137
Total Asset Backed Securities (Cost $6,893,261)		6,870,226

	Principal Amount	Value
Collateralized Mortgage Obligations — 12.5%
Banc of America Mortgage Securities, Inc. 2004-F 2A6 4.146% due 7/25/2034 (1)	360,000	354,613
Citimortgage Alternative Loan Trust 2006-A4 1A9 6.00% due 9/25/2036	183,808	185,015
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	309,140	313,670
2006-45T1 1A7 6.00% due 2/25/2037	305,716	300,911
FHLMC
2598 QC 4.50% due 6/15/2027	322,179	319,787
1534 Z 5.00% due 6/15/2023	217,456	216,223
2500 TD 5.50% due 2/15/2016	91,685	91,832
20 H 5.50% due 10/25/2023	98,118	98,010
1650 J 6.50% due 6/15/2023	248,991	251,429
FNMA
2003-24 PU 3.50% due 11/25/2015	217,812	212,777
2003-63 GU 4.00% due 7/25/2033	192,709	190,898
2005-39 CL 5.00% due 12/25/2021	340,000	338,688
2003-13 ME 5.00% due 2/25/2026	229,542	228,970
2006-45 AC 5.50% due 6/25/2036	179,017	177,997
2002-52 PB 6.00% due 2/25/2032	475,000	480,008
GNMA 2002-93 NV 4.75% due 2/20/2032	44,438	43,871
J.P. Morgan Mortgage Trust 2005-S2 2A15 6.00% due 9/25/2035	184,965	183,867
Residential Accredit Loans, Inc. 2007-QS1 1A1 6.00% due 1/25/2037	369,084	374,688
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	178,867	179,034
Wells Fargo Mortgage-Backed Securities Trust 2005-14 2A1 5.50% due 12/25/2035	57,934	56,322
Total Collateralized Mortgage Obligations (Cost $4,613,146)		4,598,610

	Principal Amount	Value
Commercial Mortgage Backed Securities — 13.0%
Chase Commercial Mortgage Securities Corp.
1998-2 A2
6.39% due 11/18/2030	555,045	560,063
Commercial Mortgage Asset Trust 1999-C1 A3 6.64% due 1/17/2032	378,857	386,084
Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035 (2)	250,000	245,358

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Low Duration Bond Fund (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Commercial Mortgage Backed Securities — (continued)
Four Times Square Trust 2000-4TS A2 7.795% due 4/15/2015 (2)	$490,000	$526,590
GMAC Commercial Mortgage Securities, Inc. 1999-C2 A2 6.945% due 9/15/2033	280,009	286,737
Greenwich Capital Commercial Funding Corp. 2004-GG1 A2 3.835% due 6/10/2036	5,941	5,932
2005-GG3 A2 4.305% due 8/10/2042	336,000	331,080
GS Mortgage Securities Corp. II 2004-GG2 A3 4.602% due 8/10/2038	380,000	377,417
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2004-C1 A1 3.053% due 1/15/2038	378,043	368,587
2001-C1 A3 5.857% due 10/12/2035	345,000	353,919
J.P. Morgan Commercial Mortgage Finance Corp. 2000-C9 A2 7.77% due 10/15/2032	316,808	331,150
LB UBS Commercial Mortgage Trust 2003-C1 A2 3.323% due 3/15/2027	250,000	247,777
2000-C5 A1 6.41% due 12/15/2019	68,500	68,559
Morgan Stanley Capital I 1999-RM1 E 7.216% due 12/15/2031 (1)	690,000	704,584
Total Commercial Mortgage Backed Securities (Cost $4,823,208)		4,793,837

	Principal Amount	Value
Corporate Bonds — 24.4%
Aerospace & Defense — 0.1%
Raytheon Co. 4.50% due 11/15/2007	53,000	52,946
		52,946
Automotive — 2.3%
DaimlerChrysler NA Holding Corp. 4.75% due 1/15/2008	500,000	498,606
General Motors Acceptance Corp. 4.375% due 12/10/2007	350,000	348,298
		846,904
Electric — 3.5%
Alabama Power Co. 5.375% due 10/1/2008	350,000	350,551
Entergy Gulf States, Inc. 3.60% due 6/1/2008	350,000	344,545
Nipsco Capital Markets 6.78% due 12/1/2027	300,000	300,709
Pacific Gas & Electric 3.60% due 3/1/2009	300,000	293,500
		1,289,305
Energy — 1.8%
Anadarko Petroleum Corp. 3.25% due 5/1/2008	500,000	493,488
RAS Laffan Liquefied Natural Gas Co., Ltd. 3.437% due 9/15/2009 (2)	174,600	172,859
		666,347
Finance Companies — 2.1%
General Electric Capital Corp. 3.50% due 2/2/2009	350,000	343,137
iStar Financial, Inc. 7.00% due 3/15/2008	300,000	299,720
SLM Corp. 4.00% due 1/15/2009	150,000	144,572
		787,429
Financial — 0.8%
Morgan Stanley 3.875% due 1/15/2009	300,000	295,468
		295,468
Financial - Banks — 1.6%
Popular NA, Inc. 3.875% due 10/1/2008	300,000	294,571
Sovereign Bank 4.00% due 2/1/2008	300,000	298,516
		593,087
Food & Beverage — 1.0%
Pepsi Bottling Holdings, Inc. 5.625% due 2/17/2009 (2)	350,000	352,184
		352,184
Home Construction — 0.4%
Ryland Group, Inc. 5.375% due 6/1/2008	150,000	148,078
		148,078
Insurance — 1.4%
Unum Group 5.859% due 5/15/2009	200,000	202,748
WellPoint, Inc. 3.75% due 12/14/2007	300,000	298,908
		501,656
Media - Cable — 0.8%
Comcast Corp. 7.625% due 4/15/2008	300,000	303,635
		303,635
Media - NonCable — 0.4%
R.H. Donnelley Financial Corp. I 10.875% due 12/15/2012	150,000	159,750
		159,750
Natural Gas-Distributors — 0.8%
ONEOK, Inc. 7.125% due 4/15/2011	290,000	305,252
		305,252
Natural Gas-Pipelines — 1.4%
Enterprise Products Operating LP 4.00% due 10/15/2007	500,000	499,742
		499,742
Noncaptive Consumer — 0.4%
Residential Capital LLC 7.125% due 11/21/2008	150,000	134,250
		134,250

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Low Duration Bond Fund (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Paper & Forest Products — 1.6%
International Paper Co. 3.80% due 4/1/2008 $	$300,000	$297,364
Packaging Corp. of America 4.375% due 8/1/2008	300,000	297,272
		594,636
Retailers — 2.5%
CVS Corp. 3.875% due 11/1/2007	300,000	299,532
Federated Department Stores, Inc. 6.625% due 9/1/2008	305,000	307,357
J.C. Penney Corp., Inc. 6.50% due 12/15/2007	300,000	300,467
		907,356
Utilities-Electric & Water — 0.7%
Public Service Co. of New Mexico 4.40% due 9/15/2008	250,000	247,626
		247,626
Wireline Communications — 0.8%
Telecom Italia Capital 4.00% due 11/15/2008	300,000	295,779
		295,779
Total Corporate Bonds (Cost $9,000,880)		8,981,430

	Principal Amount	Value
Mortgage Pass-Through Security — 0.9%
FNMA 6.201% due 8/1/2046 (1)	331,640	337,623
Total Mortgage Pass-Through Security (Cost $334,863)		337,623

	Principal Amount	Value
Sovereign Debt Security — 0.8%
United Mexican States 4.625% due 10/8/2008	300,000	298,650
Total Sovereign Debt Security (Cost $298,053)		298,650

	Principal Amount	Value
U.S. Government Securities — 28.2%
U.S. Government Agency Securities — 21.7%
FHLMC
3.15% due 12/16/2008	585,000	575,620
4.00% due 12/15/2009	1,380,000	1,368,362
5.00% due 6/11/2009	1,350,000	1,361,842
FNMA
3.75% due 3/18/2010 (1)	165,000	163,768
3.875% due 2/15/2010	920,000	909,383
4.50% due 12/1/2009	520,000	517,975
5.00% due 10/15/2011 -2/16/2012	1,210,000	1,228,638
5.125% due 4/15/2011	1,800,000	1,838,160
		7,963,748
U.S. Treasury Notes — 6.5%
U.S. Treasury Notes
3.50% due 2/15/2010	640,000	632,700
4.00% due 8/31/2009	410,000	410,288
4.25% due 10/15/2010	220,000	221,392
4.50% due 5/15/2010	275,000	278,459
4.625% due 2/29/2012 -7/31/2012	553,000	562,704
4.75% due 5/31/2012	285,000	291,479
		2,397,022
Total U.S. Government Securities (Cost $10,250,826)		10,360,770

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	1	41
RS Emerging Growth Fund, Class Y(3)	4	163
RS Emerging Markets Fund, Class A(3)	1	46
RS Global Natural Resources Fund, Class Y(3)	12	481
RS Growth Fund, Class Y(3)	9	158
RS Investors Fund, Class Y(3)	22	275
RS MidCap Opportunities Fund, Class Y(3)	8	129
RS Partners Fund, Class Y(3)	4	133
RS Smaller Company Growth Fund, Class Y(3)	4	91
RS Value Fund, Class Y(3)	3	82
Total Other Investments (Cost $1,513)		1,599

	Principal Amount	Value
Repurchase Agreements — 6.1%
State Street Bank and Trust Co. Repurchase Agreement, 4.65%, dated 09/28/07, maturity value of $2,240,868, due 10/01/07, collateralized by $2,275,000 in FHLB, 4.50%, due 10/09/09, with a value of $2,286,375.	$2,240,000	2,240,000
Total Repurchase Agreements (Cost $2,240,000)		2,240,000
Total Investments — 104.6% (Cost $38,455,750)		38,482,745
Other Liabilities, Net — (4.6)%		(1,678,916)
Total Net Assets — 100.0%		$36,803,829

(1)	Interest accrual can change due to structural features. The rate shown is the rate in effect at September 30, 2007.

(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $1,816,918, representing 4.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond Fund

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Corporate Bonds — 90.0%
Aerospace & Defense — 2.7%
Alion Science and Technology Corp. Sr. Nt. 10.25% due 2/1/2015	Caa1/CCC+	$200,000 $	181,500
Communications & Power Industries, Inc. Sr. Sub. Nt. 8.00% due 2/1/2012	B3/B-	490,000	498,575
DRS Technologies, Inc. Sr. Sub. Nt. 7.625% due 2/1/2018	B3/B	520,000	530,400
Hawker Beechcraft Acquisition Co. Sr. Sub. Nt. 9.75% due 4/1/2017 (1)	Caa1/B-	700,000	715,750
L-3 Communications Corp. Sr. Sub. Nt.
5.875% due 1/15/2015	Ba3/BB+	180,000	172,800
6.375% due 10/15/2015	Ba3/BB+	200,000	196,500
			2,295,525
Automotive — 7.6%
American Axle & Manufacturing, Inc. Sr. Nt. 7.875% due 3/1/2017	Ba3/BB	150,000	144,750
Ford Motor Credit Co.
Nt.
6.75% due 8/15/2008	B1/B	800,000	789,496
Sr. Nt.
7.25% due 10/25/2011	B1/B	1,400,000	1,311,960
8.00% due 12/15/2016	B1/B	700,000	654,853
9.75% due 9/15/2010	B1/B	538,000	548,860
9.875% due 8/10/2011	B1/B	570,000	577,335
General Motors Corp.
Nt.
6.375% due 5/1/2008	Caa1/B-	1,000,000	990,000
Sr. Deb.
8.375% due 7/15/2033	Caa1/B-	880,000	771,100
Goodyear Tire & Rubber Co.
Sr. Nt.
8.625% due 12/1/2011 (1)	Ba3/B	91,000	95,095
9.135% due 12/1/2009 (1)(2)	Ba3/B	140,000	141,050
TRW Automotive, Inc. 7.25% due 3/15/2017 (1)	Ba3/BB-	437,000	426,075
			6,450,574
Building Materials — 0.7%
Mueller Water Products, Inc. Sr. Sub. Nt. 7.375% due 6/1/2017	B3/B	143,000	137,280
Norcraft Cos. LP Sr. Sub. Nt. 9.00% due 11/1/2011	B1/B-	500,000	502,500
			639,780
Chemicals — 2.3%
Equistar Chemicals LP Sr. Nt. 10.125% due 9/1/2008	B1/BB-	449,000	463,593
Huntsman International LLC Sr. Sub. Nt. 7.875% due 11/15/2014	B2/B	180,000	191,700
Koppers, Inc. Sr. Nt. 9.875% due 10/15/2013	B2/B	398,000	420,885
Momentive Performance Materials, Inc. Sr. Nt. 9.75% due 12/1/2014 (1)	B3/B-	930,000	920,700
			1,996,878
Construction Machinery — 2.5%
Ashtead Capital, Inc. Nt. 9.00% due 8/15/2016 (1)	B1/B	300,000	295,875
Ashtead Holdings PLC Sr. Nt. 8.625% due 8/1/2015 (1)	B1/B	200,000	194,500
Neff Corp. Sr. Nt. 10.00% due 6/1/2015	Caa2/B-	140,000	99,400
Rental Service Corp. Sr. Nt. 9.50% due 12/1/2014	Caa1/B-	747,000	713,385
Titan International, Inc. Sr. Nt. 8.00% due 1/15/2012	B3/B	160,000	159,600
United Rentals NA, Inc. Sr. Sub. Nt. 7.75% due 11/15/2013	B3/B	640,000	659,200
			2,121,960
Consumer Products — 1.6%
Easton-Bell Sports, Inc. Sr. Sub. Nt. 8.375% due 10/1/2012	B3/B-	530,000	498,200
Elizabeth Arden, Inc. Sr. Sub. Nt. 7.75% due 1/15/2014	B1/B	410,000	403,850
Jarden Corp. Sr. Sub. Nt. 7.50% due 5/1/2017	B3/B-	495,000	478,913
			1,380,963
Diversified Manufacturing — 0.1%
ESCO Corp. Sr. Nt. 8.625% due 12/15/2013 (1)	B2/B	90,000	88,650
			88,650
Electric — 2.7%
Dynegy Holdings, Inc. Sr. Nt. 7.75% due 6/1/2019 (1)	B2/B-	450,000	430,312
Edison Mission Energy Sr. Nt. 7.00% due 5/15/2017 (1)	B1/BB-	350,000	344,750
NRG Energy, Inc.
Sr. Nt.
7.375% due 1/15/2017	B1/B	360,000	360,000
Reliant Energy, Inc.
Sr. Nt.
7.625% due 6/15/2014	B3/B-	360,000	362,700
7.875% due 6/15/2017	B3/B-	180,000	181,125

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond Fund (continued)

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Electric — (continued)
Sierra Pacific Resources Sr. Nt. 8.625% due 3/15/2014	B1/B	$557,000 $	589,597
			2,268,484
Energy — 6.7%
Allis-Chalmers Energy, Inc. Sr Nt. 9.00% due 1/15/2014	B2/B	250,000	251,875
Basic Energy Services, Inc. Sr. Nt. 7.125% due 4/15/2016	B1/B	200,000	194,500
Belden & Blake Corp. Sr. Sec. Nt. 8.75% due 7/15/2012	Caa2/B	200,000	203,500
Chaparral Energy, Inc. Sr. Nt. 8.50% due 12/1/2015	Caa1/CCC+	865,000	810,937
Chesapeake Energy Corp. Sr. Nt. 7.625% due 7/15/2013	Ba2/BB	300,000	313,500
Cimarex Energy Co. Sr. Nt. 7.125% due 5/1/2017	B1/BB-	285,000	282,863
Compagnie Generale de Geophysique-Veritas Sr. Nt. 7.75% due 5/15/2017	Ba3/B+	85,000	87,550
Complete Production Services, Inc. Sr. Nt. 8.00% due 12/15/2016	B2/B	180,000	177,975
Encore Acquisition Co. Sr. Sub. Nt. 7.25% due 12/1/2017	B1/B	600,000	568,500
Energy Partners Ltd. Sr. Nt. 9.75% due 4/15/2014(1)	Caa1/B-	570,000	547,200
Hilcorp Energy I LP
Sr. Nt.
7.75% due 11/1/2015(1)	B3/B	165,000	161,288
9.00% due 6/1/2016(1)	B3/B	200,000	204,000
Mariner Energy, Inc. Sr. Nt. 8.00% due 5/15/2017	B3/B-	285,000	278,588
OPTI Canada, Inc. Sr. Sec. Nt.
7.875% due 12/15/2014(1)	B1/BB+	200,000	200,000
8.25% due 12/15/2014(1)	B1/BB+	345,000	347,587
Pride International, Inc. Sr. Nt. 7.375% due 7/15/2014	Ba2/BB-	219,000	224,475
Seitel, Inc. Sr. Nt. 9.75% due 2/15/2014	B3/B-	140,000	132,300
Western Oil Sands, Inc. 8.375% due 5/1/2012	Ba2/BBB	298,000	328,917
Whiting Petroleum Corp. Sr. Sub. Nt. 7.00% due 2/1/2014	B1/B	400,000	384,000
			5,699,555
Energy-Refining — 0.4%
Petroplus Finance Ltd.
Sr. Nt.
6.75% due 5/1/2014 (1)	B1/BB-	90,000	86,400
7.00% due 5/1/2017 (1)	B1/BB-	265,000	251,750
			338,150
Environmental — 0.4%
Allied Waste NA, Inc. Sr. Nt. 7.875% due 4/15/2013	B1/BB+	335,000	345,888
			345,888
Food & Beverage — 3.9%
Aramark Corp. Sr. Nt.
8.50% due 2/1/2015	B3/B-	285,000	290,700
8.856% due 2/1/2015(2)	B3/B-	135,000	136,350
ASG Consolidated LLC Sr. Disc. Nt. 00.0/11.50% due 11/1/2011(3)	B3/B-	550,000	511,500
Constellation Brands, Inc. Sr. Nt.
7.25% due 9/1/2016	Ba3/BB-	600,000	600,000
7.25% due 5/15/2017 (1)	Ba3/BB-	360,000	360,000
Dean Foods Co. Sr. Nt. 7.00% due 6/1/2016	B1/B+	600,000	570,000
Michael Foods, Inc. Sr. Sub. Nt. 8.00% due 11/15/2013	B3/B-	808,000	808,000
			3,276,550
Gaming — 8.6%
Boyd Gaming Corp. Sr. Sub. Nt.
6.75% due 4/15/2014	Ba3/B+	600,000	588,000
7.125% due 2/1/2016	Ba3/B+	400,000	387,000
Buffalo Thunder Development Authority Sr. Sec. Nt. 9.375% due 12/15/2014 (1)	B2/B	140,000	131,600
Fontainebleau Las Vegas Holdings LLC Nt. 10.25% due 6/15/2015 (1)	Caa1/CCC+	180,000	168,750
Great Canadian Gaming Corp. Sr. Sub. Nt. 7.25% due 2/15/2015 (1)	B2/B+	140,000	140,000
Harrahs Operating Co., Inc. Nt. 6.50% due 6/1/2016	Baa3/BB	1,440,000	1,173,600
MGM Mirage, Inc. Sr. Nt. 7.50% due 6/1/2016	Ba2/BB	1,230,000	1,222,312
Pokagon Gaming Authority Sr. Nt. 10.375% due 6/15/2014 (1)	B3/B	200,000	219,500
Seminole Hard Rock Entertainment, Inc.
Sr. Sec. Nt.
8.194% due 3/15/2014 (1)(2)	B1/BB	85,000	82,981

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS High Yield Bond Fund (continued)

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Gaming — (continued)
Seneca Gaming Corp. Sr. Nt. 7.25% due 5/1/2012	Ba2/BB	$955,000	$962,163
Shingle Springs Tribal Gaming Authority Sr. Nt. 9.375% due 6/15/2015(1)	B3/B	350,000	353,500
Snoqualmie Entertainment Authority Nt. 9.125% due 2/1/2015(1)	B3/B	985,000	970,225
Station Casinos, Inc. Sr. Sub. Nt. 6.875% due 3/1/2016	Ba3/B	825,000	717,750
Turning Stone Resort Casino Enterprise Sr. Nt. 9.125% due 9/15/2014(1)	B1/B+	200,000	207,000
			7,324,381
Health Care — 4.8%
Alliance Imaging, Inc. Sr. Sub. Nt. 7.25% due 12/15/2012	B3/B-	700,000	670,250
Fresenius Medical Care Capital Tr. 7.875% due 6/15/2011	B1/B+	570,000	591,375
HCA, Inc. Sr. Sec. Nt.
9.125% due 11/15/2014(1)	B2/BB-	852,000	898,860
9.25% due 11/15/2016(1)	B2/BB-	1,130,000	1,200,625
US Oncology, Inc. Sr. Sub. Nt. 10.75% due 8/15/2014	B3/CCC+	685,000	707,262
			4,068,372
Home Construction — 1.3%
D.R. Horton, Inc. Sr. Nt. 4.875% due 1/15/2010	Baa3/BBB-	175,000	162,236
K Hovnanian Enterprises, Inc. Sr. Nt. 8.00% due 4/1/2012	Ba3/BB-	825,000	676,500
Meritage Homes Corp. Sr. Nt. 6.25% due 3/15/2015	Ba3/BB	350,000	273,000
			1,111,736
Industrial-Other — 1.0%
Baldor Electric Co. Sr. Nt. 8.625% due 2/15/2017	B3/B	160,000	167,200
Belden CDT, Inc. Sr. Sub. Nt. 7.00% due 3/15/2017(1)	Ba2/BB-	175,000	173,250
Education Management LLC Sr. Nt. 8.75% due 6/1/2014	B2/CCC+	500,000	512,500
			852,950
Insurance — 0.8%
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(1)	Ba1/BB+	400,000	407,952
USI Holdings Corp. Sr. Sub. Nt. 9.75% due 5/15/2015(1)	Caa1/CCC	285,000	255,788
			663,740
Lodging — 1.0%
Host Marriott LP Sr. Nt. Ser. O 6.375% due 3/15/2015	Ba1/BB	900,000	879,750
			879,750
Media - Cable — 5.9%
Cablevision Systems Corp. Sr. Nt. 8.00% due 4/15/2012	B3/B+	910,000	882,700
Charter Communications Holdings I LLC Sr. Sec. Nt. 11.00% due 10/1/2015	NR/NR	570,000	584,250
Charter Communications Holdings II LLC Sr. Nt. 10.25% due 9/15/2010	Caa2/CCC	1,272,000	1,300,620
Charter Communications Operating LLC Sr. Nt. 8.00% due 4/30/2012(1)	B2/B+	372,000	370,140
CSC Holdings, Inc. Sr. Nt. Ser. B 7.625% due 4/1/2011	B2/B+	400,000	401,000
Insight Communications, Inc. Sr. Disc. Nt. 12.25% due 2/15/2011	B3/CCC+	515,000	531,737
Local TV Finance LLC Sr. Nt. 9.25% due 6/15/2015(1)(4)	Caa1/CCC+	285,000	267,900
Mediacom LLC Sr. Nt. 9.50% due 1/15/2013	B3/B	600,000	607,500
Virgin Media Finance PLC Sr. Nt. 9.125% due 8/15/2016	B2/B-	50,000	51,875
			4,997,722
Media - NonCable — 7.3%
Block Communications, Inc. Sr. Nt. 8.25% due 12/15/2015(1)	B1/B-	1,120,000	1,114,400
Bonten Media Acquisition Co. Sr. Sub. Nt. 9.00% due 6/1/2015(1)(4)	Caa1/CCC+	285,000	255,075
Dex Media East LLC Sr. Sub. Nt. 12.125% due 11/15/2012	B1/B	351,000	374,693
DirecTV Holdings LLC Sr. Nt.
6.375% due 6/15/2015	Ba3/BB-	388,000	368,115
8.375% due 3/15/2013	Ba3/BB-	275,000	285,656

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond Fund (continued)

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Media - NonCable — (continued)
EchoStar DBS Corp. Sr. Nt. 6.375% due 10/1/2011	Ba3/BB-	$365,000	$366,825
6.625% due 10/1/2014	Ba3/BB-	295,000	296,475
Hughes Network Systems LLC Sr. Nt. 9.50% due 4/15/2014	B1/B-	100,000	100,750
Idearc, Inc. Sr. Nt. 8.00% due 11/15/2016	B2/B+	540,000	538,650
Mediacom Broadband LLC Sr. Nt. 8.50% due 10/15/2015	B3/B	200,000	200,500
Quebecor Media, Inc. Sr. Nt. 7.75% due 3/15/2016 (1)	B2/B	540,000	515,025
R.H. Donnelley Corp. Sr. Disc. Nt. Ser. A-1 6.875% due 1/15/2013	B3/B	140,000	132,300
Sr. Disc. Nt. Ser. A-2
6.875% due 1/15/2013	B3/B	440,000	415,800
Sr. Nt. Ser. A-4
8.875% due 10/15/2017 (1)	B3/B	175,000	177,625
R.H. Donnelley Financial Corp. I 10.875% due 12/15/2012	B2/B	465,000	495,225
Valassis Communications, Inc. Sr. Nt. 8.25% due 3/1/2015	B3/B-	660,000	574,200
			6,211,314
Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.25% due 4/1/2015	Ba3/BB	175,000	189,000
8.375% due 4/1/2017	Ba3/BB	175,000	191,188
			380,188
Natural Gas-Distributors — 1.0%
Amerigas Partners LP Sr. Nt. 7.125% due 5/20/2016	B1/NR	600,000	583,500
7.25% due 5/20/2015	B1/NR	245,000	241,325
			824,825
Natural Gas-Pipelines — 1.8%
El Paso Performance-Linked Tr. Nt. 7.75% due 7/15/2011 (1)	Ba3/BB	200,000	205,458
MarkWest Energy Partners LP Sr. Nt. Ser. B 8.50% due 7/15/2016	B2/B	600,000	591,000
SemGroup LP Sr. Nt. 8.75% due 11/15/2015 (1)	B1/NR	760,000	742,900
			1,539,358
Noncaptive Consumer — 1.9%
ACE Cash Express, Inc.
Sr. Nt.
10.25% due 10/1/2014 (1)(5)	Caa1/B-	575,000	576,438
Residential Capital LLC 6.224% due 6/9/2008 (2)	Ba1/BBB-	560,000	515,200
7.125% due 11/21/2008 (2)	Ba1/BBB-	560,000	501,200
			1,592,838
Noncaptive Diversified — 1.4%
General Motors Acceptance Corp. Nt. 6.75% due 12/1/2014	Ba1/BB+	1,315,000	1,191,886
			1,191,886
Packaging — 1.4%
Crown Americas LLC Sr. Nt. 7.75% due 11/15/2015	B1/B	800,000	826,000
Owens-Brockway Glass Container, Inc. Sr. Sec. Nt. 8.875% due 2/15/2009	Ba2/BB	373,000	378,595
			1,204,595
Paper & Forest Products — 3.8%
Abitibi-Consolidated, Inc. Nt. 8.55% due 8/1/2010	B3/B	810,000	668,250
Bowater, Inc. Nt. 6.50% due 6/15/2013	B3/B	760,000	554,800
Caraustar Inds., Inc. Nt. 7.375% due 6/1/2009	Caa2/B+	600,000	547,500
Catalyst Paper Corp. Sr. Nt. Ser. D 8.625% due 6/15/2011	B2/B+	535,000	417,300
Graphic Packaging International, Inc. Sr. Sub. Nt. 9.50% due 8/15/2013	B3/B-	1,022,000	1,050,105
			3,237,955
Retailers — 1.7%
Autonation, Inc. Sr. Nt. 7.00% due 4/15/2014	Ba2/BB+	100,000	95,500
7.36% due 4/15/2013 (2)	Ba2/BB+	50,000	47,750
KAR Holdings, Inc. Sr. Sub. Nt. 10.00% due 5/1/2015 (1)	Caa1/CCC	570,000	534,375
Michaels Stores, Inc. Sr. Sub. Nt. 11.375% due 11/1/2016	Caa1/CCC	360,000	368,100
Rent-A-Center Sr. Sub. Nt. Ser. B 7.50% due 5/1/2010	B2/B+	400,000	380,000
			1,425,725

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS High Yield Bond Fund (continued)

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Corporate Bonds — (continued)
Services — 1.3%
NCO Group, Inc. Sr. Nt. 10.428% due 11/15/2013 (2)	B3/B-	$330,000	$317,625
Sr. Sub. Nt.
11.875% due 11/15/2014	Caa1/B-	180,000	175,050
Travelport LLC Sr. Nt. 10.246% due 9/1/2014 (2)	B3/CCC+	600,000	600,000
			1,092,675
Supermarkets — 0.6%
Delhaize America, Inc. Debt. 9.00% due 4/15/2031	Baa3/BB+	370,000	440,772
Stater Brothers Hldgs., Inc. Sr. Nt. 7.75% due 4/15/2015	B2/B+	90,000	89,100
			529,872
Technology — 5.3%
Amkor Technologies, Inc. Sr. Nt. 7.75% due 5/15/2013	B1/B	880,000	849,200
Freescale Semiconductor, Inc. Sr. Nt. 8.875% due 12/15/2014	B1/B	360,000	347,400
9.125% due 12/15/2014 (4)	B1/B	705,000	652,125
9.569% due 12/15/2014 (2)	B1/B	180,000	169,650
Iron Mountain, Inc. Sr. Sub. Nt. 8.625% due 4/1/2013	B3/B	700,000	708,750
Nortel Networks Ltd. Sr. Nt. 9.61% due 7/15/2011 (1)(2)	B3/B-	200,000	200,000
10.75% due 7/15/2016 (1)	B3/B-	200,000	209,000
NXP BV / NXP Funding LLC Sr. Sec. Nt. 8.11% due 10/15/2013 (2)	Ba3/BB	150,000	139,312
Solectron Global Finance Ltd. Sr. Sub. Nt. 8.00% due 3/15/2016	B3/B	200,000	216,500
SunGard Data Systems, Inc. Sr. Nt. 9.125% due 8/15/2013	Caa1/B-	950,000	988,000
			4,479,937
Tobacco — 0.7%
Reynolds American, Inc. Sr. Sec. Nt. 7.25% due 6/1/2013	Ba1/BBB	600,000	633,425
			633,425
Transportation — 0.7%
American Railcar Industries, Inc. Sr. Nt. 7.50% due 3/1/2014	B1/BB-	80,000	79,600
Avis Budget Car Rental LLC Sr. Nt. 7.625% due 5/15/2014	Ba3/BB-	100,000	98,250
7.75% due 5/15/2016	Ba3/BB-	300,000	294,000
8.058% due 5/15/2014 (2)	Ba3/BB-	100,000	97,500
			569,350
Wireless Communications — 3.2%
Centennial Cellular Communications Corp. Sr. Nt. 10.125% due 6/15/2013	B2/CCC+	300,000	318,000
Inmarsat Finance PLC Sr. Nt. 7.625% due 6/30/2012	Ba3/B+	310,000	319,300
Intelsat Bermuda, Ltd. Sr. Nt. 9.25% due 6/15/2016	B2/B	100,000	103,750
Intelsat Corp. Sr. Nt. 9.00% due 6/15/2016	B2/B-	500,000	515,000
iPCS, Inc. Sr. Sec. Nt. 8.606% due 5/1/2014 (1)(2)(4)	Caa1/CCC	570,000	558,600
MetroPCS Wireless, Inc. Sr. Nt .9.25% due 11/1/2014 (1)	Caa1/CCC	855,000	872,100
			2,686,750
Wireline Communications — 2.5%
Nordic Telephone Co. Holdings Sr. Nt. 8.875% due 5/1/2016 (1)	B2/B	200,000	211,000
Qwest Corp. Sr. Nt. 7.625% due 6/15/2015	Ba1/BBB-	500,000	523,750
7.875% due 9/1/2011	Ba1/BBB-	885,000	929,250
Windstream Corp. Sr. Nt. 7.00% due 3/15/2019	Ba3/BB-	140,000	136,500
8.625% due 8/1/2016	Ba3/BB-	300,000	319,875
			2,120,375
Total Corporate Bonds (Cost $77,275,295)			76,522,676

		Shares	Value
Preferred Stocks — 1.0%
Thrift & Mortgage Finance — 1.0%
IndyMac Bank FSB (1)		44,000	798,877
			798,877
Total Preferred Stocks (Cost $1,100,000)			798,877

	Rating Moody’s/ S&P	Principal Amount	Value
Indexed Securities — 2.6%
Dow Jones Credit Default Index Series HY-9-TR 1 8.75% due 12/29/2012 (1)	B3/NR	$2,240,000	2,233,000
Total Indexed Securities (Cost $2,242,800)			2,233,000

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y (6)	2	$97
RS Emerging Growth Fund, Class Y (6)	9	384
RS Emerging Markets Fund, Class A (6)	4	108
RS Global Natural Resources Fund, Class Y (6)	29	1,133
RS Growth Fund, Class Y (6)	21	372
RS Investors Fund, Class Y (6)	53	650
RS MidCap Opportunities Fund, Class Y (6)	18	305
RS Partners Fund, Class Y (6)	9	313
RS Smaller Company Growth Fund, Class Y (6)	9	214
RS Value Fund, Class Y (6)	7	193
Total Other Investments (Cost $3,565)		3,769
	Principal Amount	Value
Repurchase Agreements — 4.6%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $3,912,516 due 10/1/07, collateralized by $40,000 in FHLB, 4.00%, due 5/21/13, with a value of $40,200; $3,675,000 in FHLB, 5.625%, due 05/21/12, with a value of $3,757,688; $190,000 in FNMA, 5.625%, due 08/21/12, with a value of $192,138	$3,911,000	3,911,000
Total Repurchase Agreements (Cost $3,911,000)		3,911,000
Total Investments — 98.2% (Cost $84,532,660)		83,469,322
Other Assets, Net — 1.8%		1,558,613
Total Net Assets — 100.0%		$85,027,935

(1)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $20,862,926, representing 24.5% of net assets of which $20,286,488 or 23.9% have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Floating rate note. The rate shown is the rate in effect at September 30, 2007.

(3)	Step-up bond.

(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(5)	Indicates a security deemed illiquid by the investment advisor.

(6)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Tax-Exempt Fund

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Municipal Bonds — 101.5%
Alabama — 1.1%
Alabama 21st Century Auth. Tobacco Settlement Rev., 5.25% due 12/1/2009	Baa1/A-	$1,000,000	$1,019,760
5.75% due 12/1/2019	Baa1/A-	160,000	166,421
			1,186,181
Alaska — 2.5%
Northern Tobacco Securitization Corp. AK Asset Bkd. Ser. A 5.00% due 6/1/2032	Baa3/NR	1,500,000	1,313,535
AK Asset Bkd. 5.80% due 6/1/2012 (1)	Aaa/AAA	1,300,000	1,372,228
			2,685,763
Arizona — 4.0%
Mesa AZ Utility Sys. Rev., FGIC insured 5.00% due 7/1/2027	Aaa/AAA	1,500,000	1,570,185
Phoenix, AZ G.O. Ser. B, 5.375% due 7/1/2020 (1)	Aa1/AAA	1,000,000	1,069,970
Salt River Proj., AZ Agric. Impt. & Pwr. Dist. Rev. Ser. A, 5.00% due 1/1/2028	Aa1/AA	1,500,000	1,563,675
			4,203,830
Arkansas — 1.0%
Arkansas St. G.O. Fed. Hwy. Grant Ser. A, 5.50% due 8/1/2011	Aa2/AA	1,000,000	1,033,440
			1,033,440
California — 7.7%
California St. Var. Purp. G.O., 5.00% due 3/1/2028	A1/A+	1,500,000	1,539,300
Golden St. Tobacco Securitization Corp. CA Tobacco Settlement Ser. 2003 A-1, 5.00% due 6/1/2012 (1)	Aaa/AAA	750,000	794,647
Rev. Enhanced Asset Bkd. Ser. A, FGIC insured 5.00% due 6/1/2035	Aaa/AAA	1,500,000	1,533,420
Rev. Asset Bkd. Ser A-1, 5.75% due 6/1/2047	Baa3/BBB	1,500,000	1,432,470
Tobacco Securitization Auth. Northern CA Rev. Ser. A-1, 5.375% due 6/1/2038	Baa3/BBB	1,500,000	1,376,955
University CA Regts. Pooled Rev., MBIA insured 4.201% due 5/15/2030 (2)	Aaa/AAA	1,500,000	1,475,955
			8,152,747
Colorado — 4.9%
Arapahoe Cnty. CO Wtr. & WasteWtr. Auth. Rev., FSA insured 5.00% due 12/1/2033	Aaa/AAA	1,500,000	1,556,850
North Metro Fire Rescue Dist. Colorado G.O., AMBAC insured 5.00% due 12/1/2027	Aaa/AAA	1,500,000	1,572,930
West Metro Fire Protn. Dist. CO
G.O. Ser. A,
MBIA insured
5.25% due 12/1/2026	Aaa/NR	1,895,000	2,034,472
			5,164,252
Connecticut — 1.4%
Connecticut St. Health & Edl. Facs. Auth. Rev. Yale Univ. Ser. V-1, 4.00% due 7/1/2036 (2)	Aaa/AAA	1,500,000	1,500,000
			1,500,000
Florida — 1.5%
Florida St. Brd. of Ed. Lottery Rev. Ser. C, FGIC insured 5.25% due 7/1/2010 (1)	Aaa/AAA	1,500,000	1,580,865
			1,580,865
Georgia — 1.5%
Augusta GA, Wtr. & Swr. Rev., FSA insured 5.00% due 10/1/2030 (3)	Aaa/AAA	1,500,000	1,576,875
			1,576,875
Kansas — 1.3%
Kansas St. Dev. Fin. Auth. Lease Rev. Ser. G-1, MBIA insured 5.125% due 4/1/2022	Aaa/AAA	1,300,000	1,373,788
			1,373,788
Kentucky — 4.6%
Kentucky Asset / Liability Commn. Agy. Fd. Rev. Proj. Nts. Fed. Hwy. Tr. First Ser., 5.25% due 9/1/2018	Aaa/AAA	1,750,000	1,948,380
Kentucky St. Ppty. & Bldgs. Comm. Rev. Ref. Proj. No. 87, FGIC insured 5.00% due 3/1/2012	Aaa/AAA	1,500,000	1,586,160
Proj. No. 85, FSA insured 5.00% due 8/1/2025 (1)	Aaa/AAA	1,250,000	1,355,962
			4,890,502
Maryland — 1.6%
Maryland St. Economic Dev. Corp. Student Hsg. Rev. Univ. MD College Park Proj., 6.50% due 6/1/2013 (1)	Aaa/NR	1,500,000	1,719,255
			1,719,255
Massachusetts — 9.0%
Massachusetts St. College Bldg. Auth. Proj. Rev. Ser A, AMBAC insured 5.00% due 5/1/2026	Aaa/AAA	1,500,000	1,572,420
Massachusetts St. G.O. Ser. D, 5.50% due 10/1/2020	Aa2/AA	1,000,000	1,130,240
Massachusetts St. G.O. Cons. Ln. Ser. A, 4.05% due 3/1/2026 (2)	Aa2/AA	2,100,000	2,100,000

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Tax-Exempt Fund (continued)

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Massachusetts — (continued)
Ser. C, 5.00% due 9/1/2025 (1)	Aaa/AAA	$2,000,000	$2,171,140
Massachusetts St. Hsg. Fin. Agy. Ser. B, 5.00% due 6/1/2030	Aa3/AA-	1,500,000	1,518,540
Massachusetts St. Wtr. Resources Auth. Rev. Ser. A, MBIA insured 5.00% due 8/1/2029	Aaa/AAA	1,000,000	1,036,190
			9,528,530
Minnesota — 1.5%
Rochester, MN WasteWtr. Ser. A G.O., 5.00% due 2/1/2026	Aaa/AAA	1,500,000	1,570,110
			1,570,110
Missouri — 1.0%
Camdenton, MO Reorganized Sch. Dist. Ref. & Impt. G.O., FSA insured 5.25% due 3/1/2024	Aaa/AAA	1,000,000	1,068,210
			1,068,210
Nebraska — 2.5%
Lancaster Cnty. NE Sch. Dist. G.O. Lincoln Pub. Sch., 5.00% due 1/15/2031	Aa1/AAA	1,000,000	1,040,300
Nebraska Pub. Pwr. Dist. Rev. Gen. Ser. C, FGIC insured 5.00% due 1/1/2030	Aaa/AAA	1,500,000	1,548,990
			2,589,290
New Hampshire — 1.4%
New Hampshire St. Hsg. Fin. Auth. Rev. AMT Mtg. Acquisition Ser. E, 5.00% due 7/1/2030	Aa2/NR	1,495,000	1,499,395
			1,499,395
New Jersey — 7.7%
New Jersey St. Ed. Facs. Auth. Rev. Princeton Univ. Ser. D, 5.00% due 7/1/2026 (1)	Aaa/AAA	1,500,000	1,619,085
Ser. E, 5.00% due 7/1/2033	Aaa/AAA	1,500,000	1,566,975
New Jersey St. Trans. Tr. Fd. Auth. Ser. C, 5.00% due 6/15/2011	Aaa/AAA	1,500,000	1,574,715
Tobacco Settlement Fin. Corp. NJ Rev. Ser. 1A 5.00% due 6/1/2014	Baa3/BBB	1,500,000	1,510,035
Asset Bkd. Rev. 5.50% due 6/1/2012 (1)	Aaa/AAA	1,735,000	1,871,336
			8,142,146
New York — 9.5%
Metropolitan Trans. Auth. NY Rev.
Ser. B,
5.00% due 11/15/2020	A2/A	1,000,000	1,053,830
New York St. Dorm. Auth. Rev. NonStruct. Supp. Debt. Columbia Univ. Ser. C, 5.00% due 7/1/2029	Aaa/AAA	1,500,000	1,573,020
Personal Income Tax Rev. Ser. B, 5.50% due 3/15/2020	Aaa/AAA	1,500,000	1,696,875
New York State Thruway Auth., New York 5.25% due 3/15/2027	NR/AAA	1,500,000	1,611,825
New York, NY City Transitional Fin. Auth. NYC Recovery Ser 3, 3.99% due 11/1/2022 (2)	Aa2/AAA	950,000	950,000
New York, NY G.O. Ser. G MBIA insured 5.00% due 8/1/2023	Aaa/AAA	1,500,000	1,574,895
Ser. C-1 5.00% due 10/1/2025 (3)	Aa3/AA	1,500,000	1,567,200
			10,027,645
North Carolina — 4.5%
Appalachian St. Univ. NC Rev. Ref., MBIA insured 5.00% due 7/15/2025	Aaa/NR	1,095,000	1,150,352
North Carolina St. Ref. G.O., 5.00% due 3/1/2010	Aaa/AAA	1,500,000	1,552,245
Wilmington, NC Wtr. & Swr. Sys. Rev. Ref., FSA insured 5.00% due 6/1/2030	Aaa/AAA	1,975,000	2,053,842
			4,756,439
Ohio — 2.1%
Franklin Cnty. OH Cnvtn. Facs. Ref. Tax & Lease Rev. Antic. Bds., AMBAC insured 5.25% due 12/1/2016	Aaa/AAA	1,000,000	1,070,710
Univ. of Cincinnati, OH Gen. Rcpts. Ser. A, FGIC insured 5.50% due 6/1/2011	Aaa/AAA	1,050,000	1,119,290
			2,190,000
Oregon — 2.9%
Oregon St. Dept. Trans. Hwy. User Tax Rev. Ser. A, 5.00% due 11/15/2031	Aa2/AAA	1,500,000	1,561,200
Oregon St. Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. AMT Single Family Mtg. Ser. E, 5.00% due 1/1/2025	Aa2/NR	1,500,000	1,505,160
			3,066,360
Pennsylvania — 4.5%
Pennsylvania St. G.O., MBIA insured 5.00% due 1/1/2012	Aaa/AAA	1,500,000	1,585,530

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Tax-Exempt Fund (continued)

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Pennsylvania — (continued)
Pennsylvania St. Higher Edl. Facs. Auth. Rev., MBIA insured 5.00% due 6/15/2032	Aaa/NR	$1,500,000	$1,557,135
Philadelphia, PA Sch. Dist. G.O. Ser. B, FGIC insured 5.625% due 8/1/2010 (1)	Aaa/AAA	1,500,000	1,634,820
			4,777,485
Puerto Rico — 6.2%
Puerto Rico Comwlth. Govt. Dev. Bank Ser. B, 5.00% due 12/1/2012	Baa3/BBB-	1,500,000	1,572,810
Puerto Rico Comwlth. Infrastructure Fing. Auth. Spl. Tax Rev. Ser. C, AMBAC insured 5.50% due 7/1/2025	Aaa/AAA	1,500,000	1,715,670
Puerto Rico Comwlth. Infrastructure Fing. Auth. Spl. Tax Rev. Ser. C, AMBAC insured 5.50% due 7/1/2026	Aaa/AAA	1,500,000	1,717,350
Puerto Rico Muni. Fin. Agy. G.O. Ser. A, FSA insured 5.00% due 8/1/2030	Aaa/AAA	1,500,000	1,560,975
			6,566,805
South Carolina — 3.6%
Charleston, SC Wtrwks. & Swr. Rev., 5.25% due 1/1/2018	Aa3/AA	1,250,000	1,315,425
South Carolina St. Pub. Svc. Auth. Rev. Ref. Ser. A, 5.50% due 1/1/2015	Aaa/AAA	1,500,000	1,660,065
Tobacco Settlement Rev. Mgmt. Auth. SC Ser. B, 6.375% due 5/15/2030	Baa3/BBB	785,000	825,114
			3,800,604
Tennessee — 2.3%
Memphis, TN G.O. Gen. Impt. Ser. A, MBIA insured 5.00% due 11/1/2018	Aaa/AAA	1,250,000	1,339,088
Gen. Impt. MBIA insured 5.25% due 10/1/2018	Aaa/AAA	1,000,000	1,109,380
			2,448,468
Texas — 2.9%
Alliance Arpt. Auth., Inc. Tex. Spl. Facs. Rev. AMT 4.85% due 4/1/2021	Baa2/BBB	1,500,000	1,478,100
Texas St. G.O. Ser. A, 5.00% due 4/1/2033	Aa1/AA	1,500,000	1,551,570
			3,029,670
Utah — 1.4%
Utah Transit Auth. Sales Tax Rev. Ser. A, 4.01% due 6/15/2036 (2)	Aaa/AAA	1,500,000	1,500,000
			1,500,000
Virginia — 2.7%
Newport News, VA Gen. Impt. Ser. D, 5.00% due 12/1/2022	Aa2/AA	1,180,000	1,243,012
Tobacco Settlement Fin. Corp. VA Asset Bkd., 5.50% due 6/1/2015 (1)	Aaa/AAA	1,500,000	1,640,730
			2,883,742
Washington — 2.7%
Snohomish Cnty., WA G.O. Ltd. Tax, MBIA insured 5.375% due 12/1/2019	Aaa/AAA	1,250,000	1,324,063
Washington St. G.O. Ser. E, AMBAC insured 5.00% due 1/1/2031	Aaa/AAA	1,500,000	1,551,075
			2,875,138
Total Municipal Bonds (Cost $106,735,638)			107,387,535

		Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)		3	120
RS Emerging Growth Fund, Class Y(4)		11	476
RS Emerging Markets Fund, Class A(4)(5)		4	133
RS Global Natural Resources Fund, Class Y(4)		37	1,405
RS Growth Fund, Class Y(4)		26	461
RS Investors Fund, Class Y(4)		66	806
RS MidCap Opportunities Fund, Class Y(4)		22	378
RS Partners Fund, Class Y(4)		11	388
RS Smaller Company Growth Fund, Class Y(4)		12	265
RS Value Fund, Class Y(4)		8	240
Total Other Investments (Cost $4,417)			4,672
Total Investments — 101.5% (Cost $106,740,055)			107,392,207
Other Liabilities, Net — (1.5)%			(1,624,011)
Total Net Assets — 100.0%			$105,768,196

(1)	Pre-refunded.

(2)	Variable rate demand notes.

(3)	When issued security.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(5)	Non income-producing security.

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Money Market Fund

September 30, 2007 (unaudited)	Principal Amount	Value
Corporate Bonds — 7.9%
Capital Markets — 1.7%
J.P. Morgan Chase & Co.
3.625% due 5/1/2008	$3,000,000	$2,970,076
Morgan Stanley Group, Inc.
3.625% due 4/1/2008	5,000,000	4,960,403
		7,930,479
Conglomerates — 2.2%
General Electric Capital Corp.
5.41% due 10/15/2007 (1)	10,000,000	10,002,530
		10,002,530
Diversified Financial Services — 2.9%
CIT Group, Inc.
5.50% due 11/30/2007	2,406,000	2,406,762
Lehman Brothers Holdings, Inc.
4.00% due 1/22/2008	6,000,000	5,975,930
Lehman Brothers, Inc.
6.50% due 4/15/2008	5,000,000	5,026,037
		13,408,729
Insurance — 1.1%
Berkshire Hathaway Finance Corp.
5.41% due 10/11/2007 (1)	4,980,000	4,981,198
		4,981,198
Total Corporate Bonds (Cost $36,322,936)		36,322,936

	Principal Amount	Value
Certificates of Deposit — 4.9%
Banque Nationale de Paris/New York
5.285% due 10/23/2007	10,000,000	10,000,000
5.29% due 11/5/2007	3,000,000	2,999,765
Fortis Bank New York
5.31% due 11/30/2007	5,000,000	5,000,000
Societe Generale New York
5.078% due 10/29/2007 (1)	4,700,000	4,699,251
Total Certificates of Deposit (Cost $22,699,016)		22,699,016

	Principal Amount	Value
U.S. Government Securities — 3.2%
U.S. Government Agency Securities — 3.2%
FHLB
5.25% due 11/30/2007	5,000,000	5,000,000
5.40% due 8/15/2008	5,000,000	5,000,000
FNMA
5.12% due 12/14/2007	5,000,000	4,947,378
Total U.S. Government Securities (Cost $14,947,378)		14,947,378

	Principal Amount	Value
Commercial Paper — 68.4%
Aerospace & Defense — 4.3%
Honeywell International, Inc.
5.28% due 11/8/2007 (2)	10,000,000	9,944,267
United Technologies Corp.
4.80% due 10/1/2007 (2)	10,100,000	10,100,000
		20,044,267
Agricultural — 3.2%
Archer Daniels Midland Co.
5.08% due 11/6/2007 (2)	10,000,000	9,949,200
Cargill, Inc.
4.80% due 10/1/2007 (2)	5,000,000	5,000,000
		14,949,200
Automotive — 3.2%
BMW U.S. Capital LLC
4.75% due 10/3/2007 (2)	5,000,000	4,998,680
Toyota Motor Credit Corp.
4.77% due 11/23/2007	10,000,000	9,929,775
		14,928,455
Chemicals — 2.2%
Air Products & Chemicals, Inc.
4.80% due 10/5/2007 (2)	10,000,000	9,994,667
		9,994,667
Commercial Services & Supplies — 2.2%
Pitney Bowes, Inc.
5.23% due 10/2/2007 (2)	10,000,000	9,998,547
		9,998,547
Computers & Peripherals — 4.3%
Hewlett-Packard Co.
4.86% due 10/22/2007 (2)	10,000,000	9,971,650
International Business Machines Corp.
5.23% due 10/31/2007	10,000,000	9,956,417
		19,928,067
Diversified Financial Services — 2.2%
NYSE Euronext, Inc.
5.265% due 10/17/2007 (2)	10,000,000	9,976,600
		9,976,600
Finance Companies — 2.1%
Private Export Funding Corp.
5.24% due 11/13/2007 (2)	10,000,000	9,937,411
		9,937,411
Financial - Banks — 2.2%
Bank of America Corp.
5.235% due 10/15/2007	10,000,000	9,979,642
		9,979,642
Food & Beverage — 8.5%
McCormick & Co., Inc.
4.73% due 2/21/2008 (2)	10,000,000	9,812,114
Nestle Capital Corp.
4.73% due 3/13/2008 (2)	10,000,000	9,784,522
Pepsico, Inc.
4.73% due 10/19/2007 (2)	10,000,000	9,976,350
Unilever Capital Corp.
5.27% due 11/20/2007 (2)	10,000,000	9,926,805
		39,499,791
Food & Staples Retailing — 5.4%
Sysco Corp.
4.75% due 12/13/2007 (2)	10,000,000	9,903,680
Wal-Mart Stores, Inc.
4.73% due 10/30/2007 (2)	5,000,000	4,980,949

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments—RS Money Market Fund (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Food & Staples Retailing — (continued)
Walgreen Co.
5.19% due 10/3/2007 (2)	$10,000,000	$9,997,117
		24,881,746
Household Products — 2.1%
Proctor & Gamble Co.
5.00% due 11/13/2007 (2)	10,000,000	9,940,278
		9,940,278
Media — 2.2%
McGraw-Hill Cos., Inc.
5.25% due 10/5/2007 (2)	10,000,000	9,994,167
		9,994,167
Personal Products — 5.1%
Estee Lauder Cos., Inc.
5.10% due 10/9/2007 (2)	8,500,000	8,490,367
L’Oreal U.S.A., Inc.
4.74% due 10/26/2007 (2)	15,000,000	14,950,625
		23,440,992
Pharmaceuticals — 12.8%
Abbott Laboratories
5.02% due 10/16/2007 (2)	10,000,000	9,979,083
Alcon Capital Corp.
4.70% due 12/6/2007 (2)	5,000,000	4,956,917
Astrazeneca PLC
4.90% due 10/22/2007 (2)	10,000,000	9,971,416
Eli Lilly & Co.
4.85% due 10/1/2007 (2)	4,200,000	4,200,000
Glaxosmithkline Finance PLC
5.20% due 10/12/2007 (2)	10,000,000	9,984,111
Novartis Finance Corp.
4.73% due 10/9/2007 (2)	10,000,000	9,989,489
Sanofi-Aventis
5.24% due 10/10/2007 (2)	10,000,000	9,986,900
		59,067,916
Retailers — 2.1%
Lowes Cos., Inc.
4.80% due 10/1/2007	9,500,000	9,500,000
		9,500,000
Utilities - Electric & Water — 4.3%
National Rural Utilities Cooperative Finance Corp.
4.80% due 10/29/2007	10,000,000	9,962,667
Southern Co.
4.80% due 10/9/2007 (2)	10,000,000	9,989,333
		19,952,000
Total Commercial Paper (Cost $316,013,746)		316,013,746

	Principal Amount	Value
Taxable Municipal Securities — 15.8%
California — 3.4%
California Housing Fin. Agency Rev. Multi-Fam.
5.25% due 10/3/2007 (1)	7,465,000	7,465,000
Sacramento Cnty., CA
5.25% due 10/3/2007 (1)	8,100,000	8,100,000
		15,565,000
Colorado — 2.2%
Colorado Housing & Fin. Auth. Single Fam. Mtg.
5.25% due 10/3/2007 (1)	10,215,000	10,215,000
		10,215,000
Connecticut — 1.7%
Connecticut St. Housing & Fin. Auth. AMBAC insured
5.10% due 10/4/2007 (1)	8,000,000	8,000,000
		8,000,000
Michigan — 1.8%
Michigan St. Housing Dev. Auth.
5.25% due 10/3/2007 (1)	8,450,000	8,450,000
		8,450,000
New York — 4.9%
New York City Trans. Fin. Auth. Rev.
Future Tax Sec’d.
5.25% due 10/3/2007 (1)	15,950,000	15,950,000
New York St. Dormitory Auth. Rev.
St. Personal Income
5.07% due 10/4/2007 (1)	6,735,000	6,735,000
		22,685,000
Utah — 1.8%
Utah Housing Corp. Single Fam. Mtg. Rev.
Ser. D-3, Class I
5.25% due 10/3/2007 (1)	2,550,000	2,550,000
Ser. E-2, Class I
5.25% due 10/3/2007 (1)	365,000	365,000
Utah St. Housing Fin. Agency Single Fam. Mtg.
Ser. F-3, Class I
5.25% due 10/3/2007 (1)	1,975,000	1,975,000
Ser. G-3, Class I
5.25% due 10/3/2007 (1)	3,350,000	3,350,000
		8,240,000
Total Taxable Municipal Securities (Cost $73,155,000)		73,155,000
	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	12	472
RS Emerging Growth Fund, Class Y(3)	47	1,802
RS Emerging Markets Fund, Class A(3)	19	487
RS Global Natural Resources Fund, Class Y(3)	152	5,363
RS Growth Fund, Class Y(3)	109	1,778
RS Investors Fund, Class Y(3)	273	3,324
RS MidCap Opportunities Fund, Class Y(3)	93	1,447
RS Partners Fund, Class Y(3)	46	1,677
RS Smaller Company Growth Fund, Class Y(3)	48	1,052
RS Value Fund, Class Y(3)	34	1,000
Total Other Investments (Cost $18,441)		18,402

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Money Market Fund (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Repurchase Agreements — 0.1%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $457,177 due 10/1/07, collateralized by $465,000 in FHLB, 5.375%, due 3/9/09, with a value of $466,163	$457,000	$457,000
Total Repurchase Agreements (Cost $457,000)		457,000
Total Investments — 100.3% (Cost $463,613,517)		463,613,478
Other Liabilities, Net — (0.3)%		(1,569,402)
Total Net Assets — 100.0%		$462,044,076

(1)	Floating rate note. The rate shown is the rate in effect at September 30, 2007.

(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $266,685,245, representing 57.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS International Growth Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 96.9%
Australia — 6.4%
Beverages — 0.4%
Fosters Group Ltd.	63,800	$369,683
Commercial Banks — 1.4%
Australia & NZ Banking Group Ltd.	24,304	640,515
Westpac Banking Corp.	19,400	490,616
		1,131,131
Commercial Services & Supplies — 0.5%
Brambles Ltd.	30,600	400,777
Construction Materials — 0.2%
James Hardie Industries N.V.	24,000	151,843
Food & Staples Retailing — 0.7%
Woolworths Ltd.	23,606	622,329
Insurance — 0.3%
AMP Ltd.	29,000	271,227
Metals & Mining — 2.0%
BHP Billiton Ltd.	42,506	1,680,324
Oil, Gas & Consumable Fuels — 0.5%
Woodside Petroleum Ltd.	8,400	374,178
Real Estate Investment Trusts — 0.4%
Westfield Group	17,000	327,343
		5,328,835
Belgium — 1.8%
Diversified Financial Services — 1.8%
Groupe Bruxelles Lambert S.A.	12,603	1,528,634
		1,528,634
Denmark — 2.7%
Chemicals — 1.8%
Novozymes AS, Class B	11,980	1,505,549
Marine — 0.9%
A.P. Moeller-Maersk AS, Class B	57	782,838
		2,288,387
Finland — 2.7%
Construction & Engineering — 2.7%
Kone Oyj, Class B	30,900	2,253,763
		2,253,763
France — 9.2%
Diversified Financial Services — 1.8%
Eurazeo	9,992	1,472,540
Food & Staples Retailing — 1.4%
Carrefour S.A.	16,498	1,155,799
Health Care Equipment & Supplies — 2.7%
Essilor International S.A.	35,580	2,232,353
Multi-Utilities — 1.3%
Electricite de France S.A.	10,300	1,089,062
Personal Products — 2.0%
L’Oreal S.A.	13,091	1,717,374
		7,667,128
Germany — 5.7%
Diversified Financial Services — 1.3%
Deutsche Boerse AG	8,142	1,108,763
Health Care Providers & Services — 2.4%
Celesio AG	31,200	1,969,111
Software — 2.0%
SAP AG	28,652	1,677,152
		4,755,026
Hong Kong — 2.3%
Commercial Banks — 0.2%
BOC Hong Kong Holdings Ltd.	74,500	188,985
Distributors — 0.3%
Li & Fung Ltd.	48,400	206,081
Diversified Financial Services — 0.5%
Hong Kong Exchanges & Clearing Ltd.	13,000	398,001
Media — 0.1%
Television Broadcasts Ltd.	20,000	120,146
Real Estate Management & Development — 1.2%
Cheung Kong Holdings Ltd.	26,000	428,102
Hang Lung Properties Ltd.	125,000	559,568
		987,670
		1,900,883
India — 0.4%
Information Technology Services — 0.4%
Infosys Technologies Ltd., ADR(1)	6,400	309,696
		309,696
Ireland — 0.7%
Construction Materials — 0.7%
CRH PLC	14,780	586,954
		586,954
Italy — 1.6%
Commercial Banks — 1.6%
UniCredito Italiano SpA	152,590	1,305,514
		1,305,514
Japan — 18.1%
Automobiles — 1.1%
Nissan Motor Co. Ltd.	94,100	942,925
Beverages — 0.8%
Asahi Breweries Ltd.	41,300	629,217
Building Products — 0.7%
Asahi Glass Co.	45,000	605,276
Commercial Banks — 1.0%
Mitsubishi UFJ Financial Group, Inc.	94,000	802,457
Construction & Engineering — 0.7%
Chiyoda Corp.	34,000	612,719
Electrical Equipment — 1.0%
Mitsubishi Electric Corp.	69,000	865,015
Electronic Equipment & Instruments — 2.4%
Hirose Electric Co. Ltd.	5,500	668,916
Keyence Corp.	2,200	488,399
Nidec Corp.	2,100	146,807
YASKAWA Electric Corp.	54,000	672,738
		1,976,860
Insurance — 1.0%
Mitsui Sumitomo Insurance Co.	70,000	822,096
Internet Software & Services — 0.4%
Rakuten, Inc.	783	307,092
Marine — 0.6%
Mitsui O.S.K. Lines Ltd.	31,000	502,250
Office Electronics — 1.9%
Canon, Inc.	28,900	1,577,530
Paper & Forest Products — 0.5%
Nippon Paper Group, Inc.	140	432,682
Real Estate Management & Development — 0.5%
Sumitomo Realty & Development Co. Ltd.	12,000	422,061
Road & Rail — 0.4%
Tokyu Corp.	49,000	319,941
Specialty Retail — 1.1%
Yamada Denki Co. Ltd.	8,980	888,892
Tobacco — 0.9%
Japan Tobacco, Inc.	131	719,636
Trading Companies & Distributors — 2.4%
Hitachi High-Technologies Corp.	16,400	375,502
Mitsui & Co. Ltd.	67,000	1,627,388
		2,002,890

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS International Growth Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Japan — (continued)
Wireless Telecommunication Services — 0.7%
KDDI Corp.	84	$623,062
		15,052,601
Netherlands — 0.9%
Metals & Mining — 0.9%
ArcelorMittal	9,150	722,698
		722,698
Norway — 3.9%
Energy Equipment & Services — 1.3%
Aker Kvaerner ASA	33,276	1,060,080
Oil, Gas & Consumable Fuels — 2.6%
Seadrill Ltd.(2)	97,537	2,193,621
		3,253,701
Russia — 0.9%
Oil, Gas & Consumable Fuels — 0.3%
OAO Gazprom, ADR(1)	5,300	233,730
Wireless Telecommunication Services — 0.6%
Mobile TeleSystems, ADR(1)	7,100	492,101
		725,831
Singapore — 0.6%
Industrial Conglomerates — 0.6%
Keppel Corp. Ltd.	48,000	465,298
		465,298
Spain — 1.0%
Diversified Financial Services — 1.0%
Corp. Financiera Alba S.A.	12,300	842,758
		842,758
Sweden — 7.9%
Commercial Banks — 1.5%
Svenska Handelsbanken AB, Class A	39,376	1,222,079
Health Care Equipment & Supplies — 1.5%
Getinge AB, Class B	51,430	1,245,027
Machinery — 4.9%
Atlas Copco AB, Class B	164,900	2,635,698
Sandvik AB	67,395	1,445,874
		4,081,572
		6,548,678
Switzerland — 9.3%
Building Products — 0.9%
Geberit AG	6,100	797,964
Commercial Banks — 1.8%
UBS AG	28,120	1,511,971
Computers & Peripherals — 1.1%
Logitech International S.A.(2)	31,201	928,861
Food Products — 1.7%
Nestle S.A.	3,150	1,415,031
Health Care Equipment & Supplies — 0.9%
Straumann Holding AG	2,600	730,256
Machinery — 1.0%
Schindler Holding AG	13,280	838,377
Pharmaceuticals — 0.8%
Basilea Pharmaceutica(2)	2,880	656,766
Textiles, Apparel & Luxury Goods — 1.1%
Compagnie Financiere Richemont AG, Class A	13,600	901,215
		7,780,441
Taiwan — 0.3%
Semiconductors & Semiconductor Equipment — 0.3%
Taiwan Semiconductor Mfg. Co. Ltd., ADR(1)	22,437	227,062
		227,062
United Kingdom — 20.5%
Chemicals — 1.2%
Imperial Chemical Industries PLC	73,000	973,813
Commercial Banks — 3.2%
Royal Bank of Scotland	143,892	1,545,615
Standard Chartered PLC	34,000	1,113,023
		2,658,638
Commercial Services & Supplies — 1.5%
Capita Group PLC	42,580	630,739
Hays PLC	212,000	576,889
		1,207,628
Construction & Engineering — 0.6%
Amec PLC	34,984	530,387
Containers & Packaging — 1.1%
Rexam PLC	84,000	947,829
Health Care Equipment & Supplies — 0.5%
Smith & Nephew PLC	34,000	415,645
Hotels, Restaurants & Leisure — 0.8%
Carnival PLC	14,800	706,753
Media — 0.9%
Reed Elsevier PLC	60,000	758,656
Oil, Gas & Consumable Fuels — 5.5%
BG Group PLC	68,000	1,177,022
Cairn Energy PLC(2)	17,056	720,265
John Wood Group PLC	126,097	1,022,302
Royal Dutch Shell PLC, Class A	40,500	1,671,345
		4,590,934
Pharmaceuticals — 2.0%
GlaxoSmithKline PLC	62,002	1,645,322
Tobacco — 0.8%
Imperial Tobacco Group PLC	14,000	641,912
Trading Companies & Distributors — 0.7%
Wolseley PLC	35,000	591,856
Wireless Telecommunication Services — 1.7%
Vodafone Group PLC	385,000	1,390,307
		17,059,680
Total Common Stocks (Cost $52,715,151)		80,603,568

	Shares	Value
Preferred Stocks — 2.3%
Brazil — 2.3%
Commercial Banks — 0.8%
Banco Itau Holdings Financeira S.A., ADR(1)	13,100	663,122
Oil, Gas & Consumable Fuels — 1.5%
Petroleo Brasileiro S.A., ADR(1)	19,600	1,268,120
		1,931,242
Total Preferred Stocks (Cost $558,131)		1,931,242

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	2	90
RS Emerging Growth Fund, Class Y(3)	9	359
RS Emerging Markets Fund, Class A(3)	3	102
RS Global Natural Resources Fund, Class Y(3)	28	1,060
RS Growth Fund, Class Y(3)	20	348
RS Investors Fund, Class Y(3)	49	605
RS MidCap Opportunities Fund, Class Y(3)	17	284
RS Partners Fund, Class Y(3)	8	295
RS Smaller Company Growth Fund, Class Y(3)	9	200

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS International Growth Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — (continued)
RS Value Fund, Class Y(3)	6	$180
Total Other Investments (Cost $3,335)		3,523

	Principal Amount	Value
Repurchase Agreements — 0.7%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 9/28/07, maturity value of $589,098, due 10/1/07, collateralized by $480,000 in U.S. Treasury Bond, 7.25%, due 8/15/22, with a value of $605,400	$589,000	589,000
Total Repurchase Agreements (Cost $589,000)		589,000
Total Investments — 99.9% (Cost $53,865,617)		83,127,333
Other Assets, Net — 0.1%		88,663
Total Net Assets — 100.0%		$83,215,996

(1)	ADR — American Depositary Receipt.

(2)	Non income-producing security.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Emerging Markets Fund

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 89.2%
Bolivia — 0.6%
Metals & Mining — 0.6%
Apex Silver Mines Ltd.(1)	135,226	$2,630,146
		2,630,146
Brazil — 3.9%
Airlines — 0.4%
Gol - Linhas Aereas Inteligentes S.A., ADR(2)	67,400	1,617,600
Commercial Banks — 0.7%
Unibanco - Uniao de Bancos Brasileiros S.A., GDR(3)	21,400	2,815,170
Food Products — 0.6%
JBS S.A.(1)	448,700	2,007,278
JBS S.A. - Reciepts(1)	98,486	437,894
		2,445,172
Metals & Mining — 1.6%
Companhia Vale do Rio Doce, ADR(2)	202,000	6,853,860
Textiles, Apparel & Luxury Goods — 0.6%
Lojas Renner S.A.	122,600	2,454,676
		16,186,478
Egypt — 1.6%
Commercial Banks — 0.8%
Commercial International Bank, GDR(3)	247,800	3,345,300
Construction Materials — 0.8%
Orascom Construction Industries, GDR(3)	19,600	3,317,300
		6,662,600
Hong Kong — 2.7%
Diversified Telecommunication Services — 1.3%
Hutchison Telecommunications International Ltd.	3,672,000	5,101,410
Electric Utilities — 0.4%
China Power International Development Ltd.	3,327,000	1,741,851
Electronic Equipment & Instruments — 1.0%
Kingboard Chemical Holdings Ltd.	672,000	4,270,317
		11,113,578
India — 4.8%
Information Technology Services — 1.7%
Infosys Technologies Ltd., ADR(2)	144,200	6,977,838
Oil, Gas & Consumable Fuels — 3.1%
Reliance Industries Ltd, GDR(3)(4)	109,500	12,537,750
		19,515,588
Indonesia — 3.7%
Commercial Banks — 1.9%
PT Bank Mandiri	9,691,500	3,735,652
PT Bank Rakyat Indonesia	5,335,500	3,850,662
		7,586,314
Diversified Telecommunication Services — 1.8%
PT Indosat Tbk	4,745,500	3,995,664
PT Telekomunikasi Indonesia	2,951,000	3,549,590
		7,545,254
		15,131,568
Ireland — 1.7%
Metals & Mining — 0.7%
Kenmare Resources PLC(1)	2,830,470	3,112,736
Oil, Gas & Consumable Fuels — 1.0%
Dragon Oil PLC(1)	875,900	4,032,202
		7,144,938
Malaysia — 2.8%
Commercial Banks — 0.8%
Bumiputra-Commerce Holdings Berhad	1,067,000	3,350,521
Food Products — 1.0%
IOI Corp. Berhad	2,365,485	4,199,907
Industrial Conglomerates — 1.0%
Sime Darby Berhad	1,341,000	4,092,854
		11,643,282
Mexico — 5.5%
Commercial Banks — 0.7%
Grupo Financiero Banorte S.A.B. de C.V.	781,700	3,094,667
Food & Staples Retailing — 1.0%
Wal-Mart de Mexico SAB de C.V.	1,083,722	3,973,271
Household Durables — 0.5%
Consorcio ARA, S.A. de C.V.	1,466,400	1,964,156
Metals & Mining — 0.9%
Ternium SA	118,400	3,717,760
Wireless Telecommunication Services — 2.4%
America Movil SAB de C.V.	1,002,350	3,207,549
America Movil SAB de C.V., ADR(2)	103,500	6,624,000
		9,831,549
		22,581,403
Nigeria — 0.4%
Commercial Banks — 0.4%
Guaranty Trust Bank PLC, GDR(1)(3)(4)(5)(6)	139,110	1,645,671
		1,645,671
People’s Republic of China — 14.7%
Energy Equipment & Services — 1.6%
China Shenhua Energy Co. Ltd.	1,086,500	6,540,929
Food Products — 0.4%
FU JI Food & Catering Services	504,000	1,559,722
Leisure Equipment & Products — 0.8%
Li Ning Co. Ltd.	962,000	3,322,639
Machinery — 0.4%
Shanghai Prime Machinery Co. Ltd.	3,194,000	1,516,090
Metals & Mining — 2.1%
Angang Steel Co. Ltd.	2,236,000	8,614,548
Oil, Gas & Consumable Fuels — 3.7%
CNOOC Ltd.	6,168,000	10,378,055
PetroChina Co. Ltd.	2,492,000	4,725,082
		15,103,137
Real Estate Management & Development — 1.2%
China Overseas Land & Investment Ltd.	2,104,000	4,817,587
Specialty Retail — 0.7%
GOME Electrical Appliance Holdings Ltd.	1,556,000	3,062,421
Transportation Infrastructure — 1.3%
Beijing Capital International Airport Co. Ltd.	1,642,000	3,409,106
Jiangsu Expressway Co. Ltd.	1,620,000	2,083,910
		5,493,016
Wireless Telecommunication Services — 2.5%
China Mobile (Hong Kong) Ltd.	313,500	5,129,659
China Unicom Ltd.	2,554,000	5,282,880
		10,412,539
		60,442,628
Poland — 0.5%
Diversified Financial Services — 0.5%
International Personal Finance(1)	491,800	1,982,257
		1,982,257
Russia — 9.9%
Commercial Banks — 0.1%
Sberbank, GDR(3)	1,300	605,244
Food & Staples Retailing — 0.5%
X5 Retail Group N.V., GDR(1)(3)	56,100	1,910,205
Metals & Mining — 3.0%
Cherepovets MK Severstal, GDR(3)	192,300	4,076,760
Evraz Group SA, GDR(3)	64,100	4,057,530

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Emerging Markets Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Russia — (continued)
MMC Norilsk Nickel	16,000	$4,352,000
		12,486,290
Oil, Gas & Consumable Fuels — 4.8%
Imperial Energy Corp. PLC(1)	14,455	330,056
OAO Gazprom, ADR(2)	275,550	12,151,755
OAO Rosneft Oil Co., GDR(3)(4)(5)	852,000	7,199,400
		19,681,211
Pharmaceuticals — 0.4%
Pharmstandard, GDR(1)(3)(4)(5)(6)	78,000	1,501,500
Wireless Telecommunication Services — 1.1%
VimpelCom, ADR(2)	163,800	4,429,152
		40,613,602
South Africa — 3.1%
Commercial Banks — 1.2%
ABSA Group Ltd.	157,600	2,859,507
FirstRand Ltd.	648,000	2,078,702
		4,938,209
Food & Staples Retailing — 0.5%
Massmart Holdings Ltd.	177,911	2,153,226
Media — 0.9%
Naspers Ltd.	141,200	3,915,060
Metals & Mining — 0.5%
Impala Platinum Holdings Ltd.	54,200	1,888,145
		12,894,640
South Korea — 19.2%
Commercial Banks — 1.8%
Daegu Bank	210,300	3,894,870
Industrial Bank of Korea	166,430	3,591,556
		7,486,426
Construction & Engineering — 1.1%
Hyundai Development Co.	49,270	4,602,912
Diversified Financial Services — 1.0%
Hana Financial Group,Inc.	88,700	4,182,042
Food & Staples Retailing — 2.3%
Orion Corp.	11,700	3,547,585
Shinsegae Co. Ltd.	8,600	5,985,796
		9,533,381
Household Durables — 0.5%
Woongjin Coway Co. Ltd.	60,220	1,977,285
Insurance — 2.5%
Hyundai Marine & Fire Insurance Co. Ltd.	191,400	3,764,423
Samsung Fire & Marine Insurance Co. Ltd.	30,300	6,522,181
		10,286,604
Internet Software & Services — 0.5%
NHN Corp.(1)	9,300	2,152,251
Marine — 1.6%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	70,900	4,485,479
Samsung Heavy Industries Co. Ltd.	34,600	1,839,259
		6,324,738
Metals & Mining — 1.0%
POSCO	5,700	4,191,543
Pharmaceuticals — 1.0%
Yuhan Corp.	19,690	4,184,555
Textiles, Apparel & Luxury Goods — 2.1%
Cheil Industries, Inc.	127,300	8,512,631
Trading Companies & Distributors — 3.8%
Samsung Corp.	211,860	15,579,303
		79,013,671
Taiwan — 10.6%
Chemicals — 0.5%
Taiwan Fertilizer Co. Ltd.	877,000	2,117,592
Commercial Banks — 0.8%
Chang Hwa Commercial Bank	4,095,000	2,697,794
Far Eastern International Bank(1)	1,502,000	669,652
		3,367,446
Diversified Financial Services — 0.7%
Shin Kong Financial Holding Co. Ltd.	2,943,838	2,733,209
Electronic Equipment & Instruments — 2.9%
Hon Hai Precision Industries Co. Ltd.	1,570,396	11,837,519
Insurance — 0.6%
China Life Insurance Co. Ltd.(1)	4,739,000	2,664,644
Marine — 0.8%
Yang Ming Marine Transport	3,965,426	3,189,595
Multiline Retail — 1.2%
Far Eastern Department Stores Ltd.	4,284,294	4,883,583
Semiconductors & Semiconductor Equipment — 3.1%
Greatek Electronics, Inc.	2,321,760	3,507,362
Taiwan Semiconductor Manufacturing	4,831,423	9,415,612
		12,922,974
		43,716,562
Thailand — 0.5%
Commercial Banks — 0.5%
Bangkok Bank Pub. Co. Ltd.	600,400	2,031,988
		2,031,988
Turkey — 1.8%
Commercial Banks — 1.8%
Turkiye Garanti Bankasi A.S.	605,474	4,640,128
Turkiye Is Bankasi	418,000	2,528,086
		7,168,214
		7,168,214
United Kingdom — 0.9%
Metals & Mining — 0.9%
Gem Diamonds Ltd.(1)	167,200	3,626,164
		3,626,164
Vietnam — 0.3%
Diversified Financial Services — 0.3%
Vietnam Resource Investments Holdings Ltd.(1)(5)	134,000	1,366,800
		1,366,800
Total Common Stocks (Cost $238,993,497)		367,111,778

	Shares	Value
Preferred Stocks — 7.5%
Brazil — 6.7%
Commercial Banks — 2.8%
Banco Bradesco S.A.	134,800	3,941,779
Itausa-Investimentos Itau S.A.	1,099,806	7,590,041
		11,531,820
Food & Staples Retailing — 0.0%
Comp. Lorenz S.A. (5)(6)	4,700,000	0
Oil, Gas & Consumable Fuels — 3.9%
Petroleo Brasileiro S.A., ADR(2)	209,200	15,794,600
		27,326,420

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Emerging Markets Fund (continued)

September 30, 2007 (unaudited)	Shares	Value
Colombia — 0.8%
Commercial Banks — 0.8%
BanColombia S.A.	95,000	$3,291,750
		3,291,750
Total Preferred Stocks (Cost $17,168,131)		30,618,170
Warrants — 0.0%
People’s Republic of China — 0.0%
China Overseas Land & Investment Ltd. (expires 8/27/08)(1)	155,666	127,955
	127,955
Total Warrants (Cost $0)		127,955

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(7)	7	315
RS Emerging Growth Fund, Class Y(7)	29	1,256
RS Global Natural Resources Fund, Class Y(7)	98	3,753
RS Growth Fund, Class Y(7)	69	1,220
RS Investors Fund, Class Y(7)	172	2,102
RS MidCap Opportunities Fund, Class Y(7)	59	995
RS Partners Fund, Class Y(7)	31	1,090
RS Smaller Company Growth Fund, Class Y(7)	30	700
RS Value Fund, Class Y(7)	22	635
Total Other Investments (Cost $11,491)		12,066

	Principal Amount	Value
Repurchase Agreements — 2.9%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 9/28/07, maturity value of $12,060,010 due 10/01/07, collateralized by $9,755,000 in U.S. Treasury Bond, 7.25%, due 8/15/22, with a value of $12,303,494	$12,058,000	12,058,000
Total Repurchase Agreements (Cost $12,058,000)		12,058,000
Total Investments — 99.6% (Cost $268,231,119)		409,927,969
Other Assets, Net — 0.4%		1,447,926
Total Net Assets — 100.0%		$411,375,895

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	GDR — Global Depositary Receipt.

(4)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $22,884,321, representing 5.6% of net assets of which $19,737,150 or 4.8% have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Fair valued security.

(6)	Indicates a security deemed illiquid by the investment adviser.

(7)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments for federal income tax purposes at September 30, 2007, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Fund	Cost of Investments	Net Unrealized Appreciation/(Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Emerging Growth Fund	$519,809,679	$130,464,376	$145,928,368	$(15,463,992)
RS Growth Fund	172,585,401	29,375,039	31,722,168	(2,347,129)
The Information Age Fund®	119,701,578	36,452,370	38,280,158	(1,827,788)
RS MidCap Opportunities Fund	264,491,126	39,559,328	44,110,879	(4,551,551)
RS Select Growth Fund	143,229,303	28,419,883	31,491,919	(3,072,036)
RS Smaller Company Growth Fund	239,158,622	50,799,026	61,322,448	(10,523,422)
RS Value Fund	2,496,352,465	270,894,168	394,871,671	(123,977,503)
RS Partners Fund	2,323,095,917	307,408,038	446,786,911	(139,378,873)
RS Investors Fund	46,176,285	4,289,490	6,822,758	(2,533,268)
RS Global Natural Resources Fund	1,567,887,026	507,553,542	546,130,869	(38,577,327)
RS Large Cap Value Fund	71,453,475	26,107,525	27,116,384	(1,008,859)
RS Core Equity Fund	739,612,500	156,294,511	176,438,300	(20,143,789)
RS Small Cap Core Equity Fund	168,610,194	15,469,000	24,154,421	(8,685,421)
RS Equity Dividend Fund	8,208,838	114,224	321,113	(206,889)
RS S&P 500 Index Fund	145,182,684	40,866,873	58,052,203	(17,185,330)
RS Asset Allocation Fund	102,445,107	21,291,764	21,711,135	(419,371)
RS Investment Quality Bond Fund	114,795,559	(260,516)	831,339	(1,091,855)
RS Low Duration Bond Fund	38,455,750	26,995	191,486	(165,575)
RS High Yield Bond Fund	84,551,891	(1,082,569)	1,029,520	(2,112,089)
RS Tax-Exempt Fund	106,740,055	652,152	1,292,912	(640,760)
RS Money Market Fund	463,613,517	(39)	—	(39)
RS International Growth Fund	53,955,319	29,172,013	30,533,137	(1,361,124)
RS Emerging Markets Fund	268,518,736	141,409,233	144,502,201	(3,092,968)

Restricted Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. See the table below for restricted securities held at September 30, 2007.

Fund	Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
RS Value Fund	Ivanhoe Nickel & Platinum Ltd.	698,422	$2,837,501	$4,539,743	4/25/97 - 5/7/98	0.16%
RS Global Natural Resources Fund	Ivanhoe Nickel & Platinum Ltd.	203,624	784,997	1,323,556	4/25/97 - 5/7/98	0.06%

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended September 30, 2007 is listed below:

Fund	Issuer	Number of Shares or Principal Amount Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares or Principal Amount Held at End of Period	Income	Value
RS Partners	Aaron Rents, Inc.	2,294,070	157,732	—	2,451,802	$34,411	$54,675,185
	A. M. Castle & Co.	—	1,130,750	—	1,130,750	—	36,862,450
	ACI Worldwide Inc.	—	2,261,700	—	2,261,700	—	50,548,995
	Carter’s, Inc.	2,426,040	1,477,400	—	3,903,440	—	77,873,628
	Coinmach Service Corp.	1,666,400	—	1,666,400	—	624,900	—
	Coinmach Service Corp., Class A	815,350	701,860	1,517,210	—	167,962	—
	Coinstar, Inc.	2,464,452	—	—	2,464,452	—	79,281,421
	Commerical Vehicle Group, Inc.	2,047,101	—	—	2,047,101	—	26,264,306
	Corinthian Colleges, Inc.	5,717,652	146,498	137,685	5,726,465	—	91,108,058
	Employers Holdings Inc.	—	2,867,090	—	2,867,090	—	59,090,725
	eResearch Technology, Inc.	5,048,430	173,345	1,116,875	4,104,900	—	46,754,811
	FirstFed Financial Corp	—	880,695	880,695	—	—	—
	LCA-Vision, Inc.	1,167,533	154,143	—	1,321,676	225,330	38,844,058
	OneBeacon Insurance Group Ltd., Class A	932,540	1,229,197	1,936,019	225,718	453,965	*
	Quadra Realty Trust, Inc.	—	1,472,935	—	1,472,935	—	14,037,070
	Triarc Cos., Inc. Class B	6,003,100	—	—	6,003,100	540,279	75,098,781
	Coinmach Service Corp., 11.00%, 12/1/2024	$—	$1,666,400	$—	$1,666,400	2,166	*

						2,049,013	650,439,488

RS Global Natural Resources	Anderson Energy Ltd.	4,613,000	—	—	4,613,000	—	*
	Basic Energy Services, Inc.	1,712,590	91,500	1,804,090	—	—	—

						—	—

RS Asset Allocation	RS S&P 500 Index Fund, Class A	12,286,351	—	1,078,046	11,208,305	—	118,359,701

						$—	$118,359,701

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at hppt://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30s-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: November 19, 2007

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date: November 16, 2007